[Logo]WM
      GROUPofFUNDS

                                        WM GROUP
                                        OF FUNDS

                                              Common sense. Uncommon solutions.

[Graphic Omitted]

                                        SEMI-ANNUAL REPORT
                                        for the period ended
                                        April 30, 2002

EQUITY FUNDS

equity income fund

growth & income fund

west coast equity fund

growth fund

mid cap stock fund

small cap stock fund

international growth fund

FIXED-INCOME FUNDS

short term income fund             TABLE OF CONTENTS

u.s. government securities fund    Message from the President ..............   1

income fund                        Statements of Assets and Liabilities ....   2

high yield fund                    Statements of Operations ................   6

MUNICIPAL FUNDS                    Statements of Changes in Net Assets .....   8

tax-exempt bond fund               Statements of Changes in Net
                                   Assets - Capital Stock Activity .........  12
california municipal fund
                                   Financial Highlights ....................  16
california insured
intermediate municipal fund        Portfolio of Investments ................  31

                                   Notes to Financial Statements (unaudited)  78

--------------------------------------------------------------------------------
[Photo of William G. Papesh] Dear Shareholder,
--------------------------------------------------------------------------------

I want to acknowledge and thank all of our shareholders for their continued investment commitment, and extend a special thanks to the many new shareholders who have invested with the WM Group of Funds during this difficult period of market volatility and economic uncertainty. We firmly believe that our disciplined, balanced investment focus will help weather the current market storm, as well as reward our shareholders who remain committed to their long-term investment plans.

The past six months have been characterized by continued market instability as we slowly transition out of global recession and rebuild confidence lost as a result of both the recession and the events of September 11th. Economies around the world continue to show strong signs of recovery, but equity markets remain volatile in anticipation of a rebound in corporate earnings. Although economic improvement is important for financial markets, corporate earnings are the fundamental drivers of long-term stock market performance. However, we are confident that profits will return, and companies and investors will be rewarded for their patience.

One reason for the continued growth and success of the WM Group of Funds during this challenging period has been our long-term, conservative approach and strict focus on asset allocation. These strategies work together to foster strong relative results and limit the amount of risk that shareholders face. It is this time-tested philosophy that has enabled us to persevere through recent market volatility. This difficult period has served to highlight the power of both diversification and a focused asset allocation plan. With the strong ebbs and flows of market segments in recent years, especially in technology-related sectors, a well-diversified investment strategy has worked advantageously to limit day-to-day fluctuations. Our unique overall investment approach also incorporates a value bias that favors good businesses at reasonable prices. In addition, we employ outside management firms to oversee complementary asset classes that provide balance to our overall product line.

At the WM Group of Funds, we also place significant value in your relationship with your Investment Representative. Your Representative's expertise will help identify the products that can better achieve your long-term financial goals. We suggest that you meet with your Investment Representative frequently to discuss evolving investment strategies that incorporate the solid foundation provided by diversification and asset allocation.

During the past six months, some things at the WM Group of Funds have changed but much remains the same - particularly our investment discipline and ongoing commitment to improve your investment experience. We have made significant enhancements to our existing product line and services, and have added several new products to deliver increased investment choice and flexibility. The WM Growth Fund now boasts the management talent of three top investment firms - Columbia Asset Management, Janus Capital Management, and Oppenheimer Funds - which were integrated into our day-to-day operations over the past six months. We also broadened the scope of our Growth Fund of the Northwest to capitalize on the growth potential of California-based companies and renamed it the West Coast Equity Fund. The WM Group of Funds introduced several new investment options during the period, including the WM Diversified Strategies III Variable Annuity, an Education Savings Account, and a 403(b) retirement savings account. In addition, we rolled out a new class of shares - C shares - to offer additional flexibility and selection to our investors.

Once again, thank you for your support and confidence in the WM Group of Funds. We will continue to maintain our strong commitment to a common sense investment approach that delivers uncommon solutions to investors, just as we have done for over 60 years.

    Sincerely,

/s/ William G. Papesh

    William G. Papesh
    President

STATEMENTS OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS

April 30, 2002 (unaudited)

                                              EQUITY        GROWTH &        WEST COAST                     MID CAP       SMALL CAP
                                              INCOME         INCOME           EQUITY         GROWTH        STOCK          STOCK
                                               FUND           FUND             FUND           FUND          FUND           FUND
                                           ------------   --------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at value
  (See portfolio of investments) (a) ...   $719,184,898   $1,440,351,209   $843,780,508   $676,822,531   $296,717,339   $240,297,437
Cash ...................................            122              990            552         99,688            228            352
Cash held as collateral for securities
  loaned (note 7) ......................     26,770,172       13,262,600      2,418,172     10,062,100      7,797,096      7,707,278
Unrealized appreciation of forward
  foreign currency contracts
  (See portfolio of investments) .......           --               --             --          790,365           --             --
Dividends and/or interest receivable ...      1,961,274            2,563          2,208        230,900        210,520          9,767
Receivable for Fund shares sold ........      4,201,759        2,114,809      3,508,396      2,863,756        588,047        665,817
Receivable for investment securities sold          --          1,269,100        957,838      5,607,597           --          560,126
Prepaid expenses .......................          5,003           17,482          8,158         10,956          2,126          3,153
                                           ------------   --------------   ------------   ------------   ------------   ------------
  Total Assets .........................    752,123,228    1,457,018,753    850,675,832    696,487,893    305,315,356    249,243,930
                                           ------------   --------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable upon return of securities
  loaned (note 7) ......................     26,770,172       13,262,600      2,418,172     10,062,100      7,797,096      7,707,278
Unrealized depreciation of forward
  foreign currency contracts
  (See portfolio of investments) .......           --               --             --          538,537           --             --
Payable for Fund shares redeemed .......        301,702          838,288        961,894        755,649         32,786        265,268
Payable for dollar roll transactions
  (notes 2 & 6) ........................           --               --             --             --             --             --
Payable for when-issued securities .....           --               --             --             --             --             --
Payable for investment securities
  purchased ............................     11,418,110        4,287,800      1,950,299      8,163,305           --        3,335,351
Investment advisory fee payable ........        311,615          654,065        399,626        452,280        181,243        174,279
Shareholder servicing and distribution
  fees payable .........................        127,185          266,096        214,544        189,950         14,072         38,953
Transfer agent fees payable ............         11,485          106,278         44,389        158,044          3,133         41,537
Variation margin .......................           --               --             --             --             --             --
Dividends payable ......................           --               --             --             --             --             --
Due to custodian .......................           --               --             --             --             --             --
Accrued expenses and other payables ....         73,963          236,014        123,469        312,328         20,773         83,173
                                           ------------   --------------   ------------   ------------   ------------   ------------
  Total Liabilities ....................     39,014,232       19,651,141      6,112,393     20,632,193      8,049,103     11,645,839
                                           ------------   --------------   ------------   ------------   ------------   ------------
NET ASSETS .............................   $713,108,996   $1,437,367,612   $844,563,439   $675,855,700   $297,266,253   $237,598,091
                                           ============   ==============   ============   ============   ============   ============
(a) Investments, at cost ...............   $670,920,544   $1,275,698,166   $670,018,266   $689,826,415   $239,205,455   $371,626,634
                                           ============   ==============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

                                                                                                            CALIFORNIA
                                    U.S.                                                                      INSURED
   INTERNATIONAL    SHORT TERM   GOVERNMENT                        HIGH        TAX-EXEMPT     CALIFORNIA   INTERMEDIATE
      GROWTH         INCOME      SECURITIES       INCOME           YIELD          BOND        MUNICIPAL       MUNICIPAL
       FUND           FUND          FUND           FUND            FUND           FUND           FUND           FUND
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   $175,040,053   $158,043,135   $747,366,170   $681,393,994   $324,274,928   $259,298,548   $544,063,164   $110,781,228
           --              461            639            391            250         70,274         14,365         87,159

     20,356,598     22,881,273    115,481,514     96,237,815     67,811,982           --             --             --


        557,747           --             --             --             --             --             --             --
        523,498      2,270,877      4,876,305     10,581,749      5,801,557      3,382,282      7,172,409      1,436,342
        105,828      1,130,956      2,935,965      3,479,493      1,016,223        795,450      3,223,784      1,328,142
         73,373            501            535           --             --        1,006,971           --             --
          2,156          1,680          6,333          5,922          2,455          2,984          5,780            950
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    196,659,253    184,328,883    870,667,461    791,699,364    398,907,395    264,556,509    554,479,502    113,633,821
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     20,356,598     22,881,273    115,481,514     96,237,815     67,811,982           --             --             --


        475,098           --             --             --             --             --             --             --
         18,929         49,913        682,780        302,083         39,312        287,959      1,447,110        105,050

           --             --       55,590,500           --             --             --             --             --
           --             --             --             --             --        6,002,112      5,849,265           --

        427,772      2,020,118           --             --             --        1,222,100           --        1,063,080
        309,951         63,860        281,297        278,449        158,919        103,987        220,693         22,285

          9,195         11,431        162,263         97,904         38,863         79,663        270,460         63,155
         15,271          2,128         22,608         22,999          3,403         15,772         21,548          2,044
           --            4,689           --             --             --             --             --             --
           --           22,904        344,300        400,639        250,122        287,087        612,893         76,433
          3,118           --             --             --             --             --             --             --
         58,458         18,571         66,431         71,188         18,110         38,558         49,458         16,043
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     21,674,390     25,074,887    172,631,693     97,411,077     68,320,711      8,037,238      8,471,427      1,348,090
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $174,984,863   $159,253,996   $698,035,768   $694,288,287   $330,586,684   $256,519,271   $546,008,075   $112,285,731
   ============   ============   ============   ============   ============   ============   ============   ============
   $184,265,076   $155,040,910   $732,594,309   $668,824,030   $328,501,759   $242,711,605   $528,058,085   $107,604,834
   ============   ============   ============   ============   ============   ============   ============   ============


                                                 See Notes to Financial Statements.

WM GROUP OF FUNDS

April 30, 2002 (unaudited)

                                              EQUITY        GROWTH &        WEST COAST                     MID CAP       SMALL CAP
                                              INCOME         INCOME           EQUITY         GROWTH        STOCK          STOCK
                                               FUND           FUND             FUND           FUND          FUND           FUND
                                           ------------   --------------   ------------   ------------   ------------   ------------

NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss) ....  $  2,234,358   $    3,669,458   $    (82,631)  $ (2,776,178)  $    246,552   $ (1,197,800)
Accumulated net realized gain/(loss) on
  investment transactions ..............    11,775,419      (19,278,341)    (5,581,685)  (349,262,184)     6,765,849     (4,739,288)
Net unrealized appreciation/
  (depreciation) of investments ........    48,264,354      164,653,043    173,762,242    (12,752,030)    57,511,884   (131,329,197)
Paid-in capital ........................   650,834,865    1,288,323,452    676,465,513   1,040,646,092   232,741,968    374,864,376
                                          ------------   --------------   ------------   ------------   ------------   ------------
        Total Net Assets ...............  $713,108,996   $1,437,367,612   $844,563,439   $675,855,700   $297,266,253   $237,598,091
                                          ============   ==============   ============   ============   ============   ============
NET ASSETS:
Class A Shares .........................  $238,860,375   $  543,956,036   $493,404,755   $130,611,568   $ 11,108,755   $ 63,278,002
                                          ============   ==============   ============   ============   ============   ============
Class B Shares .........................  $ 96,130,071   $  175,842,398   $137,227,789   $189,079,303   $ 15,256,574   $ 28,973,368
                                          ============   ==============   ============   ============   ============   ============
Class C Shares .........................  $  1,180,138   $       69,956   $    870,618   $     87,400   $     74,898   $     89,217
                                          ============   ==============   ============   ============   ============   ============
Class I Shares .........................  $376,938,412   $  717,499,222   $213,060,277   $356,077,429   $270,826,026   $145,257,504
                                          ============   ==============   ============   ============   ============   ============
SHARES OUTSTANDING:
Class A Shares .........................    15,609,133       25,139,914     16,177,292      9,303,612        763,480      5,141,970
                                          ============   ==============   ============   ============   ============   ============
Class B Shares .........................     6,319,113        8,411,080      4,887,029     14,580,324      1,068,021      2,597,661
                                          ============   ==============   ============   ============   ============   ============
Class C Shares .........................        77,679            3,346         31,005          6,739          5,244          7,999
                                          ============   ==============   ============   ============   ============   ============
Class I Shares .........................    24,632,306       33,062,190      6,967,308     24,871,527     18,467,342     11,642,533
                                          ============   ==============   ============   ============   ============   ============
CLASS A SHARES:
Net asset value per share of beneficial
interest outstanding* ..................  $      15.30   $        21.64   $      30.50   $      14.04   $      14.55   $      12.31
                                          ============   ==============   ============   ============   ============   ============
Maximum sales charge ...................          5.50%            5.50%          5.50%          5.50%          5.50%          5.50%
                                          ============   ==============   ============   ============   ============   ============
Maximum offering price per share of benef icial
interest outstanding ...................  $      16.19   $        22.90   $      32.28   $      14.86   $      15.40   $      13.03
                                          ============   ==============   ============   ============   ============   ============
CLASS B SHARES:
Net asset value and offering
  price per share of beneficial
  interest outstanding* ................  $      15.21   $        20.91   $      28.08   $      12.97   $      14.28   $      11.15
                                          ============   ==============   ============   ============   ============   ============
CLASS C SHARES:
Net asset value per share of
  beneficial interest outstanding* .....  $      15.19   $        20.91   $      28.08   $      12.97   $      14.28   $      11.15
                                          ============   ==============   ============   ============   ============   ============
Maximum sales charge ...................          1.00%            1.00%          1.00%          1.00%          1.00%          1.00%
                                          ============   ==============   ============   ============   ============   ============
Maximum offering price per share of
  beneficial interest outstanding ......  $      15.34   $        21.12   $      28.36   $      13.10   $      14.42   $      11.26
                                          ============   ==============   ============   ============   ============   ============
CLASS I SHARES:
Net asset value, offering and
  redemption price per share of
  beneficial interest outstanding ......  $      15.30   $        21.70   $      30.58   $      14.32   $      14.67   $      12.48
                                          ============   ==============   ============   ============   ============   ============

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

                                                                                                            CALIFORNIA
                                    U.S.                                                                      INSURED
   INTERNATIONAL    SHORT TERM   GOVERNMENT                        HIGH        TAX-EXEMPT     CALIFORNIA   INTERMEDIATE
      GROWTH         INCOME      SECURITIES       INCOME           YIELD          BOND        MUNICIPAL       MUNICIPAL
       FUND           FUND          FUND           FUND            FUND           FUND           FUND           FUND
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  $   (518,519)  $     40,702   $   (715,812)  $   (825,843)  $ (1,578,445)  $    206,082   $    237,199   $     79,763

   (13,697,410)    (4,047,545)   (70,302,572)   (30,668,264)   (34,263,398)       984,699     (1,746,154)       331,417

    (9,132,644)     3,042,850     14,771,861     12,569,964     (4,227,393)    16,586,943     16,005,079      3,157,394
   198,333,436    160,217,989    754,282,291    713,212,430    370,655,920    238,741,547    531,511,951    108,717,157
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $174,984,863   $159,253,996   $698,035,768   $694,288,287   $330,586,684   $256,519,271   $546,008,075   $112,285,731
  ============   ============   ============   ============   ============   ============   ============   ============

  $ 15,501,448   $ 20,689,412   $166,941,061   $115,128,331   $ 14,961,808   $211,085,101   $281,094,256   $ 44,881,293
  ============   ============   ============   ============   ============   ============   ============   ============
  $  7,193,014   $  8,965,411   $158,372,116   $ 93,108,064   $ 44,106,261   $ 44,452,109   $262,893,188   $ 66,437,680
  ============   ============   ============   ============   ============   ============   ============   ============
  $      3,052   $    183,943   $  1,000,593   $  1,425,060   $    782,252   $    982,061   $  2,020,631   $    966,758
  ============   ============   ============   ============   ============   ============   ============   ============
  $152,287,349   $129,415,230   $371,721,998   $484,626,832   $270,736,363           --             --             --
  ============   ============   ============   ============   ============   ============   ============   ============

     1,888,448      8,761,414     15,220,378     12,556,012      1,978,919     27,190,947     25,377,012      4,150,367
  ============   ============   ============   ============   ============   ============   ============   ============
       904,577      3,796,659     14,448,950     10,123,215      5,808,227      5,725,966     23,733,831      6,143,897
  ============   ============   ============   ============   ============   ============   ============   ============
           384         77,861         91,303        154,945        103,022        126,495        182,421         89,408
  ============   ============   ============   ============   ============   ============   ============   ============
    18,506,747     54,800,956     33,880,260     52,748,504     35,874,933           --             --             --
  ============   ============   ============   ============   ============   ============   ============   ============


  $       8.21   $       2.36   $      10.97   $       9.17   $       7.56   $       7.76   $      11.08   $      10.81
  ============   ============   ============   ============   ============   ============   ============   ============
          5.50%          3.50%          4.50%          4.50%          4.50%          4.50%          4.50%          4.50%
  ============   ============   ============   ============   ============   ============   ============   ============

  $       8.69   $       2.45   $      11.49   $       9.60   $       7.92   $       8.13   $      11.60   $      11.32
  ============   ============   ============   ============   ============   ============   ============   ============



  $       7.95   $       2.36   $      10.96   $       9.20   $       7.59   $       7.76   $      11.08   $      10.81
  ============   ============   ============   ============   ============   ============   ============   ============


  $       7.95   $       2.36   $      10.96   $       9.20   $       7.59   $       7.76   $      11.08   $      10.81
  ============   ============   ============   ============   ============   ============   ============   ============
          1.00%          1.00%          1.00%          1.00%          1.00%          1.00%          1.00%          1.00%
  ============   ============   ============   ============   ============   ============   ============   ============

  $       8.03   $       2.38   $      11.07   $       9.29   $       7.67   $       7.84   $      11.19   $      10.92
  ============   ============   ============   ============   ============   ============   ============   ============



  $       8.23   $       2.36   $      10.97   $       9.19   $       7.55           --             --             --
  ============   ============   ============   ============   ============   ============   ============   ============


See Notes to Financial Statements.

statements of operations

WM GROUP OF FUNDS

For the Six Months Ended April 30, 2002 (unaudited)

                                              EQUITY        GROWTH &        WEST COAST                     MID CAP       SMALL CAP
                                              INCOME         INCOME           EQUITY         GROWTH        STOCK          STOCK
                                               FUND           FUND             FUND           FUND          FUND           FUND
                                           ------------   --------------   ------------   ------------   ------------   ------------


INVESTMENT INCOME:
Dividends ..............................  $  6,483,816   $   11,605,087   $  3,715,236   $  1,934,331   $  1,232,531   $    430,355
Foreign withholding taxes ..............       (17,206)         (41,625)          --          (30,025)          --           (4,377)
Interest ...............................     4,399,465          449,940        460,509        615,336        203,312         21,217
Securities lending income (note 7) .....        43,318            3,587          6,051         68,520         11,885         72,797
                                          ------------   --------------   ------------   ------------   ------------   ------------
  Total investment income ..............    10,909,393       12,016,989      4,181,796      2,588,162      1,447,728        519,992
                                          ------------   --------------   ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory fee ................     1,647,487        4,105,429      2,318,556      2,560,169      1,008,250      1,096,052
Custodian fees .........................        17,503           45,341         23,923         38,864          8,282         12,137
Legal and audit fees ...................        23,099           38,550         28,371         17,688         18,266         17,551
Registration and filing fees ...........        17,464           30,825         29,798         33,518         16,542         19,644
Other ..................................       133,494          385,079        276,630        393,101         36,064        109,353
Shareholder servicing and distribution
 fees:
  Class A Shares .......................       282,360          710,577        593,361        185,731          9,813         89,294
  Class B Shares .......................       397,742          937,629        629,974      1,087,321         62,006        157,491
  Class C Shares .......................           774               21            513             87             57             38
Transfer agent fees:
  Class A Shares .......................        80,403          268,147        206,332        278,491         10,669        133,168
  Class B Shares .......................        70,554          264,200        147,399        500,926         21,384         83,526
  Class C Shares .......................           119                5             97             36             16             16
                                          ------------   --------------   ------------   ------------   ------------   ------------
    Total expenses .....................     2,670,999        6,785,803      4,254,954      5,095,932      1,191,349      1,718,270
Fees waived by the investment advisor
  and/or transfer agent ................          --               --             --             --             --             --
Fees reduced by custodian credits ......          (356)             (36)        (1,251)        (1,822)            (7)          (478)
                                          ------------   --------------   ------------   ------------   ------------   ------------
                Net expenses ...........     2,670,643        6,785,767      4,253,703      5,094,110      1,191,342      1,717,792
                                          ------------   --------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ...........     8,238,750        5,231,222        (71,907)    (2,505,948)       256,386     (1,197,800)
                                          ------------   --------------   ------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN/
(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
investment transactions ................    11,594,695      (18,647,798)    (5,143,526)   (92,129,750)     8,609,704     (2,206,628)
Net change in unrealized
appreciation/(depreciation)
of investments .........................    11,770,691       (6,256,461)    71,036,669     42,829,971     20,764,920     (6,434,266)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain/(loss)
  on investments .......................    23,365,386      (24,904,259)    65,893,143    (49,299,779)    29,374,624     (8,640,894)
                                          ------------   --------------   ------------   ------------   ------------   ------------
NET INCREASE/(DECREASE) IN
NET ASSETS RESULTING FROM
  OPERATIONS ...........................  $ 31,604,136   $  (19,673,037)  $ 65,821,236   $(51,805,727)  $ 29,631,010   $ (9,838,694)
                                          ============   ==============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

                                                                                                            CALIFORNIA
                                    U.S.                                                                      INSURED
   INTERNATIONAL    SHORT TERM   GOVERNMENT                        HIGH        TAX-EXEMPT     CALIFORNIA   INTERMEDIATE
      GROWTH         INCOME      SECURITIES       INCOME           YIELD          BOND        MUNICIPAL       MUNICIPAL
       FUND           FUND          FUND           FUND            FUND           FUND           FUND           FUND
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------



 $  1,107,395   $       --     $       --     $     67,708   $    858,364   $       --     $       --     $       --
     (112,254)          --             --             --             --             --             --             --
      113,224      4,356,094     19,314,054     23,247,447     13,709,773      7,017,286     14,405,653      2,262,545
       38,687         30,212         96,026        117,111         96,363           --             --             --
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    1,147,052      4,386,306     19,410,080     23,432,266     14,664,500      7,017,286     14,405,653      2,262,545
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      799,278        360,269      1,586,672      1,543,321        861,426        631,014      1,321,072        255,920
       91,629          7,721         30,827         21,648         14,457          6,639          9,552          3,331
       14,360         13,770         21,409         21,052         14,657         17,255         19,757         14,523
       19,794         16,539         18,288         14,461         13,486         24,069         12,857         10,511
       38,305         26,660        121,436        106,494         32,439         66,766        103,930         24,961


       20,113         24,500        207,851        144,045         14,862        262,330        351,606         53,519
       36,060         38,644        712,358        395,458        195,608        217,703      1,234,529        296,941
            2            128            624          1,017            707            581          1,190            824

       48,260         25,179        112,725         95,283          5,601         66,897         67,566          7,626
       25,640          6,810         70,782         42,674         18,373         10,326         52,205         12,254
            2             21             38             53             55             11             26             30
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    1,093,443        520,241      2,883,010      2,385,506      1,171,671      1,303,591      3,174,290        595,479

         --          (18,456)          --             --             --             --             --          (94,401)
          (26)           (34)        (1,171)          (838)          (878)        (1,444)        (7,307)        (3,331)
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    1,093,417        501,751      2,881,839      2,384,668      1,170,793      1,302,147      3,166,983        582,708
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       53,635      3,884,555     16,528,241     21,047,598     13,493,707      5,715,139     11,238,670      1,679,837
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------




   (3,366,869)      (899,798)       145,146     (5,193,466)   (19,538,885)     1,001,288      2,611,450        332,308


   17,456,598     (1,606,588)   (11,423,036)    (3,303,269)    25,944,822     (6,282,380)   (15,245,600)    (1,443,517)
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   14,089,729     (2,506,386)   (11,277,890)    (8,496,735)     6,405,937     (5,281,092)   (12,634,150)    (1,111,209)
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


 $ 14,143,364   $  1,378,169   $  5,250,351   $ 12,550,863   $ 19,899,644   $    434,047   $ (1,395,480)  $    568,628
 ============   ============   ============   ============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                              EQUITY        GROWTH &        WEST COAST                     MID CAP       SMALL CAP
                                              INCOME         INCOME           EQUITY         GROWTH        STOCK          STOCK
                                               FUND           FUND             FUND           FUND          FUND           FUND
                                           ------------   --------------   ------------   ------------   ------------   ------------
Net investment income/(loss) ...........  $  8,238,750   $    5,231,222   $    (71,907)  $ (2,505,948)  $    256,386   $ (1,197,800)
Net realized gain/(loss) on
  investment transactions ..............    11,594,695      (18,647,798)    (5,143,526)   (92,129,750)     8,609,704     (2,206,628)
Net change in unrealized appreciation/
  (depreciation) of investments ........    11,770,691       (6,256,461)    71,036,669     42,829,971     20,764,920     (6,434,266)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets
  resulting from operations ............    31,604,136      (19,673,037)    65,821,236    (51,805,727)    29,631,010     (9,838,694)
Distributions to shareholders from:
Net investment income:
  Class A Shares .......................    (2,649,906)        (678,092)    (1,167,070)          --             --             --
  Class B Shares .......................      (629,094)            --             --             --             --             --
  Class C Shares .......................          (149)            --             --             --             --             --
  Class I Shares .......................    (3,761,113)      (1,797,125)    (1,117,837)          --         (398,052)          --
Net realized gains on investments:
  Class A Shares .......................    (4,496,073)      (8,871,501)   (15,129,680)          --         (232,275)    (4,663,127)
  Class B Shares .......................    (1,487,738)      (3,034,030)    (4,228,531)          --         (398,885)    (2,251,033)
  Class I Shares .......................    (5,477,185)     (12,495,690)    (6,312,757)          --       (8,297,014)    (9,675,819)
Net increase/(decrease) in net assets
  from Fund share transactions:
  Class A Shares .......................    21,219,229        1,440,820     42,806,863    (10,594,219)     4,353,278      3,887,218
  Class B Shares .......................    25,846,685       (3,981,443)    22,373,098    (14,209,262)     4,140,257      3,094,916
  Class C Shares .......................     1,211,134           71,984        883,887         94,264         75,034         97,670
  Class I Shares .......................   119,282,607      (28,638,168)    27,461,210    176,724,054     31,905,686     26,877,138
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets ..   180,662,533      (77,656,282)   131,390,419    100,209,110     60,779,039      7,528,269
NET ASSETS:
Beginning of period ....................   532,446,463    1,515,023,894    713,173,020    575,646,590    236,487,214    230,069,822
                                          ------------   --------------   ------------   ------------   ------------   ------------
End of period ..........................  $713,108,996   $1,437,367,612   $844,563,439   $675,855,700   $297,266,253   $237,598,091
                                          ============   ==============   ============   ============   ============   ============
Undistributed net investment income/
  (accumulated net investment loss)
  at end of period .....................  $  2,234,358   $    3,669,458   $    (82,631)  $ (2,776,178)  $    246,552   $ (1,197,800)
                                          ============   ==============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

                                                                                                            CALIFORNIA
                                    U.S.                                                                      INSURED
   INTERNATIONAL    SHORT TERM   GOVERNMENT                        HIGH        TAX-EXEMPT     CALIFORNIA   INTERMEDIATE
      GROWTH         INCOME      SECURITIES       INCOME           YIELD          BOND        MUNICIPAL       MUNICIPAL
       FUND           FUND          FUND           FUND            FUND           FUND           FUND           FUND
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

 $     53,635   $  3,884,555   $ 16,528,241   $ 21,047,598   $ 13,493,707   $  5,715,139   $ 11,238,670   $  1,679,837

   (3,366,869)      (899,798)       145,146     (5,193,466)   (19,538,885)     1,001,288      2,611,450        332,308

   17,456,598     (1,606,588)   (11,423,036)    (3,303,269)    25,944,822      6,282,380    (15,245,600)    (1,443,517)
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   14,143,364      1,378,169      5,250,351     12,550,863     19,899,644        434,047     (1,395,480)       568,628


     (129,412)      (508,202)    (4,577,790)    (3,986,757)      (644,448)    (4,889,782)    (6,417,512)      (786,233)
       (1,918)      (170,326)    (3,393,601)    (2,438,417)    (2,000,945)      (852,618)    (4,690,434)      (865,046)
         --             (528)        (2,312)        (5,206)        (5,806)        (1,538)        (3,594)        (2,181)
   (2,711,260)    (3,235,212)    (9,595,957)   (15,482,420)   (13,127,450)          --             --             --

         --             --             --             --             --         (327,437)          --         (204,967)
         --             --             --             --             --          (67,711)          --         (269,853)
         --             --             --             --             --             --             --             --


   (2,681,959)     2,123,437     (3,434,923)    (3,358,890)     5,763,445     (4,068,272)    (3,211,840)     5,642,977
     (556,861)     2,496,585     32,871,143     21,805,821      8,129,326      1,453,803     30,991,948     15,721,090
        3,070        182,902        992,851      1,414,831        787,235        978,239      2,009,160        960,900
   18,226,385     20,753,646     76,068,100    102,809,804     65,974,471           --             --             --
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   26,291,409     23,020,471     94,177,862    113,309,629     84,775,472     (7,341,269)    17,282,248     20,765,315

  148,693,454    136,233,525    603,857,906    580,978,658    245,811,212    263,860,540    528,725,827     91,520,416
 ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
 $174,984,863   $159,253,996   $698,035,768   $694,288,287   $330,586,684   $256,519,271   $546,008,075   $112,285,731
 ============   ============   ============   ============   ============   ============   ============   ============


 $   (518,519)  $     40,702   $   (715,812)  $   (825,843)  $ (1,578,445)  $    206,082   $    237,199   $     79,763
 ============   ============   ============   ============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2001


                                              EQUITY        GROWTH &        WEST COAST                     MID CAP       SMALL CAP
                                              INCOME         INCOME           EQUITY         GROWTH        STOCK          STOCK
                                               FUND           FUND             FUND           FUND          FUND           FUND
                                           ------------   --------------   ------------   ------------   ------------   ------------
Net investment income/(loss) ...........  $ 14,168,922   $    6,983,770   $  2,279,642   $ (4,687,340)  $    525,319   $ (2,362,728)
Net realized gain/(loss) on
  investment transactions ..............    11,340,460       25,581,651     26,930,717   (244,656,762)     7,274,218     19,151,051
Net change in unrealized appreciation/
  (depreciation) of investments ........    (6,700,565)    (265,388,459)   (80,789,679)  (297,750,539)     6,895,290   (151,850,265)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets
  resulting from operations ............    18,808,817     (232,823,038)   (51,579,320)  (547,094,641)    14,694,827   (135,061,942)
Distributions to shareholders from:
Net investment income:
  Class A Shares .......................    (6,108,856)      (1,645,762)      (453,924)    (2,459,605)          --             --
  Class B Shares .......................    (1,247,638)            --             --         (856,275)          --             --
  Class I Shares .......................    (6,011,074)      (4,424,555)      (652,455)    (4,670,148)      (347,494)          --
Net realized gains on investments:
  Class A Shares .......................   (13,756,024)     (28,243,935)   (61,651,639)   (42,339,774)       (12,521)   (16,106,051)
  Class B Shares .......................    (3,402,670)     (10,639,936)   (17,444,425)   (64,392,586)       (18,593)    (7,096,946)
  Class I Shares .......................    (7,171,309)     (31,908,067)   (21,574,782)   (50,397,294)      (658,961)   (19,257,208)
Net increase/(decrease) in net assets
from Fund share transactions:
  Class A Shares .......................    28,581,590       17,458,115     77,544,319      1,734,991      3,497,595        141,899
  Class B Shares .......................    24,126,556      (13,056,063)    20,266,190     17,579,704      6,337,143      3,635,420
  Class I Shares .......................   162,954,535      190,369,846     60,839,713     45,802,478     30,113,030     67,061,403
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets ..   196,773,927     (114,913,395)     5,293,677   (647,093,150)    53,605,026   (106,683,425)
NET ASSETS:
Beginning of year ......................   335,672,536    1,629,937,289    707,879,343   1,222,739,740   182,882,188    336,753,247
                                          ------------   --------------   ------------   ------------   ------------   ------------
End of year ............................  $532,446,463   $1,515,023,894   $713,173,020   $575,646,590   $236,487,214   $230,069,822
                                          ============   ==============   ============   ============   ============   ============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net
  investment income) at end of year ....  $  1,150,116   $      913,453   $  2,274,183   $   (270,230)  $    388,218   $       --
                                          ============   ==============   ============   ============   ============   ============


                                                 See Notes to Financial Statements.

                                                                                                            CALIFORNIA
                                    U.S.                                                                      INSURED
   INTERNATIONAL    SHORT TERM   GOVERNMENT                        HIGH        TAX-EXEMPT     CALIFORNIA   INTERMEDIATE
      GROWTH         INCOME      SECURITIES       INCOME           YIELD          BOND        MUNICIPAL       MUNICIPAL
       FUND           FUND          FUND           FUND            FUND           FUND           FUND           FUND
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  $    548,729   $  7,593,424   $ 30,856,696   $ 36,751,455   $ 24,252,758   $ 11,787,486   $ 20,615,696   $  2,628,476

    (8,797,383)       (25,676)     1,164,043      4,741,474    (10,758,075)     2,480,636      4,311,699        549,321

   (40,294,642)     6,064,464     31,125,452     19,956,794    (17,591,663)    10,531,983     18,048,728      2,734,709
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   (48,543,296)    13,632,212     63,146,191     61,449,723     (4,096,980)    24,800,105     42,976,123      5,912,506


       (17,334)    (1,081,039)    (9,947,890)    (9,138,268)      (901,418)   (10,408,907)   (12,853,813)    (1,323,518)
        (7,152)      (190,729)    (3,601,701)    (3,096,094)    (3,587,800)    (1,461,168)    (7,684,654)    (1,305,408)
      (102,880)    (6,313,055)   (17,307,105)   (24,870,107)   (21,639,531)          --             --             --

    (1,646,053)          --             --             --             --             --             --         (235,542)
      (757,067)          --             --             --             --             --             --         (287,950)
    (8,987,566)          --             --             --             --             --             --             --


    (7,174,792)    (2,228,444)    (5,025,109)   (16,945,010)     1,955,487      1,595,963     29,135,088      9,104,051
    (1,388,202)     2,941,393     68,252,151     30,657,601      7,110,129     15,693,026     68,126,293     14,314,033
    30,811,901     12,047,725     37,339,144     84,929,977     57,810,900           --             --             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   (37,812,441)    18,808,063    132,855,681    122,987,822     36,650,787     30,219,019    119,699,037     26,178,172

   186,505,895    117,425,462    471,002,225    457,990,836    209,160,425    233,641,521    409,026,790     65,342,244
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $148,693,454   $136,233,525   $603,857,906   $580,978,658   $245,811,212   $263,860,540   $528,725,827   $ 91,520,416
  ============   ============   ============   ============   ============   ============   ============   ============



  $  2,270,436   $     70,415   $    623,549   $    919,002   $    797,459   $    101,534   $    (64,985)  $     36,530
  ============   ============   ============   ============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS-- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                                                                                WEST COAST EQUITY
                                                EQUITY INCOME FUND            GROWTH & INCOME FUND                   FUND (A)
                                           ----------------------------   --------------------------    --------------------------
                                            SIX MONTHS                     SIX MONTHS                    SIX MONTHS
                                               ENDED                         ENDED                         ENDED
                                             04/30/02     YEAR ENDED        04/30/02      YEAR ENDED      04/30/02      YEAR ENDED
                                           (UNAUDITED)     10/31/01        (UNAUDITED)     10/31/01      (UNAUDITED)     10/31/01
                                          ------------   --------------   ------------   ------------   ------------   ------------
AMOUNT
CLASS A:
Sold ...................................  $ 28,699,520   $   39,667,069   $ 36,755,269   $ 90,136,422   $ 54,400,914   $ 81,101,864
Issued as reinvestment of dividends ....     6,804,639       18,890,840      9,270,095     29,086,542     15,956,216     60,924,268
Redeemed ...............................   (14,284,930)     (29,976,319)   (44,584,544)  (101,764,849)   (27,550,267)   (64,481,813)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................  $ 21,219,229   $   28,581,590   $  1,440,820   $ 17,458,115   $ 42,806,863   $ 77,544,319
                                          ============   ==============   ============   ============   ============   ============
CLASS B:
Sold ...................................  $ 33,907,932   $   33,796,993   $ 12,924,121   $ 28,074,694   $ 30,784,405   $ 33,015,612
Issued as reinvestment of dividends ....     2,060,161        4,557,276      2,981,841     10,462,761      4,129,318     17,178,930
Redeemed ...............................   (10,121,408)     (14,227,713)   (19,887,405)   (51,593,518)   (12,540,625)   (29,928,352)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................  $ 25,846,685   $   24,126,556   $ (3,981,443)  $(13,056,063)  $ 22,373,098   $ 20,266,190
                                          ============   ==============   ============   ============   ============   ============
CLASS C:
Sold ...................................  $  1,214,674             --     $     71,984           --     $    883,990           --
Issued as reinvestment of dividends ....           149             --             --             --             --             --
Redeemed ...............................        (3,689)                           --             --             --             (103)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................  $  1,211,134             --     $     71,984           --     $    883,887           --
                                          ============   ==============   ============   ============   ============   ============
CLASS I:
Sold ...................................  $111,179,309   $  153,326,152   $ 81,004,017   $160,241,724   $ 20,115,616   $ 39,354,976
Issued as reinvestment of dividends ....     9,238,298       13,182,383     14,292,815     36,332,622      7,430,594     22,227,237
Redeemed ...............................    (1,135,000)      (3,554,000)  (123,935,000)    (6,204,500)       (85,000)      (742,500)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................  $119,282,607   $  162,954,535   $(28,638,168)  $190,369,846   $ 27,461,210   $ 60,839,713
                                          ============   ==============   ============   ============   ============   ============
SHARES
CLASS A:
Sold ...................................     1,859,790        2,594,637      1,620,237      3,604,407      1,765,086      2,630,467
Issued as reinvestment of dividends ....       446,779        1,298,120        398,259      1,186,347        518,179      2,049,639
Redeemed ...............................      (932,092)      (1,964,117)    (1,959,918)    (4,135,533)      (895,616)    (2,098,760)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................     1,374,477        1,928,640         58,578        655,221      1,387,649      2,581,346
                                          ============   ==============   ============   ============   ============   ============
CLASS B:
Sold ...................................     2,205,003        2,211,941        585,129      1,163,233      1,079,318      1,136,101
Issued as reinvestment of dividends ....       135,972          315,006        131,998        436,676        145,400        620,402
Redeemed ...............................      (661,156)        (941,022)      (902,036)    (2,163,370)      (442,509)    (1,070,667)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................     1,679,819        1,585,925       (184,909)      (563,461)       782,209        685,836
                                          ============   ==============   ============   ============   ============   ============
CLASS C:
Sold ...................................                                     77,906 --       3,346 --         31,009           --
Issued as reinvestment of dividends ....            10             --             --             --             --             --
Redeemed ...............................          (237)            --             --             --               (4)          --
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................        77,679             --            3,346           --           31,005           --
                                          ============   ==============   ============   ============   ============   ============
CLASS I:
Sold ...................................     7,098,764       10,148,723      3,518,474      6,422,535        649,184      1,263,835
Issued as reinvestment of dividends ....       606,507          902,770        612,938      1,484,514        240,527        745,022
Redeemed ...............................       (72,182)        (239,254)    (5,400,186)      (278,559)        (2,859)       (27,107)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................     7,633,089       10,812,239     (1,268,774)     7,628,490        886,852      1,981,750
                                          ============   ==============   ============   ============   ============   ============

(a) Formerly the Growth Fund of the Northwest.

                                                 See Notes to Financial Statements.








                                        MID CAP                   SMALL CAP                        INTERNATIONAL
       GROWTH FUND                    STOCK FUND                  STOCK FUND                        GROWTH FUND
  -------------------------     -------------------------    ---------------------------    --------------------------
  SIX MONTHS                    SIX MONTHS                    SIX MONTHS                      SIX MONTHS
    ENDED                         ENDED                         ENDED                          ENDED
   04/30/02      YEAR ENDED      04/30/02      YEAR ENDED      04/30/02        YEAR ENDED    04/30/02      YEAR ENDED
  (UNAUDITED)     10/31/01      (UNAUDITED)     10/31/01        (UNAUDITED)     10/31/01    (UNAUDITED)     10/31/01
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $  8,865,917   $ 26,652,026   $  4,814,695   $  5,042,947   $  7,895,117   $ 40,148,218   $ 25,651,070   $296,697,110
          --       43,458,321        224,873         12,441      4,574,112     15,840,702        126,475      1,580,048
   (19,460,136)   (68,375,356)      (686,290)    (1,557,793)    (8,582,011)   (55,847,021)   (28,459,504)  (305,451,950)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $(10,594,219)  $  1,734,991   $  4,353,278   $  3,497,595   $  3,887,218   $    141,899   $ (2,681,959)  $ (7,174,792)
  ============   ============   ============   ============   ============   ============   ============   ============

  $  8,798,214   $ 42,728,848   $  4,969,762   $  8,150,581   $  5,190,122   $  6,236,901   $    182,067   $    479,722
          --       63,652,245        394,086         18,570      2,062,715      6,956,134          1,888        756,739
   (23,007,476)   (88,801,389)    (1,223,591)    (1,832,008)    (4,157,921)    (9,557,615)      (740,816)    (2,624,663)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $(14,209,262)  $ 17,579,704   $  4,140,257   $  6,337,143   $  3,094,916   $  3,635,420   $   (556,861)  $ (1,388,202)
  ============   ============   ============   ============   ============   ============   ============   ============

  $    154,262           --     $     75,138           --     $     97,670           --     $      3,070           --
          --             --             --             --             --             --             --             --
          --          (59,998)          --         (104) --           --             --             --             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $     94,264           --     $     75,034           --     $     97,670           --     $      3,070           --
  ============   ============   ============   ============   ============   ============   ============   ============

  $178,324,054   $ 43,679,036   $ 23,320,620   $ 32,489,575   $ 17,261,319   $ 48,515,195   $ 15,565,125   $ 28,519,455
          --       55,067,442      8,695,066      1,006,455      9,675,819     19,257,208      2,711,260      9,090,446
    (1,600,000)   (52,944,000)      (110,000)    (3,383,000)       (60,000)      (711,000)       (50,000)    (6,798,000)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $176,724,054   $ 45,802,478   $ 31,905,686   $ 30,113,030   $ 26,877,138   $ 67,061,403   $ 18,226,385   $ 30,811,901
  ============   ============   ============   ============   ============   ============   ============   ============


       581,790      1,225,723        339,551        377,236        578,898      2,161,865      3,195,761     31,927,272
          --        1,663,579         16,426            992        306,803        769,713         15,810        154,452
    (1,252,202)    (3,341,304)       (49,158)      (116,441)      (614,980)    (3,019,653)    (3,508,692)   (32,539,442)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (670,412)      (452,002)       306,819        261,787        270,721        (88,075)      (297,121)      (457,718)
  ============   ============   ============   ============   ============   ============   ============   ============

       609,300      2,113,740        355,860        605,595        406,613        397,203         23,499         54,043
          --        2,620,324         29,235          1,490        152,144        366,112            243         76,054
    (1,610,781)    (4,809,421)       (88,492)      (137,721)      (316,228)      (590,175)       (95,454)      (300,761)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    (1,001,481)       (75,357)       296,603        469,364        242,529        173,140        (71,712)      (170,664)
  ============   ============   ============   ============   ============   ============   ============   ============

        11,037           --            5,251           --            7,999           --              384           --
          --             --             --             --             --             --             --             --
        (4,298)          --               (7)          --             --             --             --             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         6,739           --            5,244           --            7,999           --              384           --
  ============   ============   ============   ============   ============   ============   ============   ============

    11,824,694      2,132,480      1,651,468      2,371,098      1,218,052      3,299,483      1,930,364      3,088,838
          --        2,077,136        630,576         80,545        641,657        931,650        339,332        886,008
      (106,398)    (3,065,163)        (7,948)      (259,304)        (4,239)       (50,072)        (6,427)      (929,717)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    11,718,296      1,144,453      2,274,096      2,192,339      1,855,470      4,181,061      2,263,269      3,045,129
  ============   ============   ============   ============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

WM GROUP OF FUNDS

                                                      SHORT TERM              U.S. GOVERNMENT
                                                     INCOME FUND              SECURITIES FUND                   INCOME FUND
                                            ----------------------------   --------------------------    --------------------------
                                             SIX MONTHS                     SIX MONTHS                    SIX MONTHS
                                                ENDED                         ENDED                         ENDED
                                              04/30/02     YEAR ENDED        04/30/02      YEAR ENDED      04/30/02      YEAR ENDED
                                            (UNAUDITED)     10/31/01        (UNAUDITED)     10/31/01      (UNAUDITED)     10/31/01
                                           ------------   --------------   ------------   ------------   ------------   ------------
AMOUNT
CLASS A:
Sold ...................................  $  3,853,087   $    1,932,987   $ 18,414,821   $172,088,638   $  8,947,378   $ 19,542,131
Issued in exchange for Class A Shares of
Florida Insured Municipal Fund .........          --               --             --             --             --             --
Issued as reinvestment of dividends ....       396,331          826,109      3,169,866      6,936,046      2,549,396      6,087,379
Redeemed ...............................    (2,125,981)      (4,987,540)   (25,019,610)  (184,049,793)   (14,855,664)   (42,574,520)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................  $  2,123,437   $   (2,228,444)  $ (3,434,923)  $ (5,025,109)  $ (3,358,890)  $(16,945,010)
                                          ============   ==============   ============   ============   ============   ============
CLASS B:
Sold ...................................  $  3,539,670   $    4,070,698   $ 51,376,783   $ 81,383,833   $ 31,577,202   $ 40,631,852
Issued in exchange for Class B Shares of
Florida Insured Municipal Fund .........          --               --             --             --             --             --
Issued as reinvestment of dividends ....       142,004          160,702      2,701,275      2,899,525      1,494,595      1,967,437
Redeemed ...............................    (1,185,089)      (1,290,007)   (21,206,915)   (16,031,207)   (11,265,976)   (11,941,688)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................  $  2,496,585   $    2,941,393   $ 32,871,143   $ 68,252,151   $ 21,805,821   $ 30,657,601
                                          ============   ==============   ============   ============   ============   ============
CLASS C:
Sold ...................................  $    206,751             --     $    991,325           --     $  1,487,174           --
Issued as reinvestment of dividends ....           247             --            2,165           --            1,777           --
Redeemed ...............................       (24,096)            --             (639)          --          (74,120)          --
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................  $    182,902             --     $    992,851           --     $  1,414,831           --
                                          ============   ==============   ============   ============   ============   ============
CLASS I:
Sold ...................................  $ 17,653,434   $   15,022,670   $ 67,202,143   $ 58,370,039   $ 88,167,384   $ 79,350,370
Issued as reinvestment of dividends ....     3,235,212        6,313,055      9,595,957     17,307,105     15,482,420     24,870,107
Redeemed ...............................      (135,000)      (9,288,000)      (730,000)   (38,338,000)      (840,000)   (19,290,500)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................  $ 20,753,646   $   12,047,725   $ 76,068,100   $ 37,339,144   $102,809,804   $ 84,929,977
                                          ============   ==============   ============   ============   ============   ============
SHARES
CLASS A:
Sold ...................................     1,624,667          819,978      1,681,294     15,887,348        976,352      2,120,848
Issued in exchange for Class A Shares of
Florida Insured Municipal Fund .........          --               --             --             --             --             --
Issued as reinvestment of dividends ....       167,721          351,097        289,818        638,082        278,686        667,209
Redeemed ...............................      (899,157)      (2,123,995)    (2,289,267)   (16,983,552)    (1,623,634)    (4,664,317)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ................       893,231         (952,920)      (318,155)      (458,122)      (368,596)    (1,876,260)
                                          ============   ==============   ============   ============   ============   ============
CLASS B:
Sold ...................................     1,496,278        1,712,404      4,694,668      7,438,273      3,439,296      4,431,549
Issued in exchange for Class B Shares of
Florida Insured Municipal Fund .........          --               --             --             --             --             --
Issued as reinvestment of dividends ....        60,108           68,156        247,194        266,189        162,947        214,665
Redeemed ...............................      (501,130)        (548,797)    (1,942,351)    (1,479,623)    (1,227,910)    (1,307,011)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................     1,055,256        1,231,763      2,999,511      6,224,839      2,374,333      3,339,203
                                          ============   ==============   ============   ============   ============   ============
CLASS C:
Sold ...................................        87,966             --           91,164           --          162,923           --
Issued as reinvestment of dividends ....           105             --              198           --              194           --
Redeemed ...............................       (10,210)                           --              (59)          --        (8,172)--
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................        77,861             --           91,303           --          154,945           --
                                          ============   ==============   ============   ============   ============   ============
CLASS I:
Sold ...................................     7,473,296        6,346,349      6,145,892      5,369,866      9,619,641      8,717,189
Issued as reinvestment of dividends ....     1,369,173        2,680,702        877,172      1,590,293      1,689,721      2,717,869
Redeemed ...............................       (56,962)      (3,901,121)       (66,533)    (3,466,890)       (91,083)    (2,102,543)
                                          ------------   --------------   ------------   ------------   ------------   ------------
Net increase ...........................     8,785,507        5,125,930      6,956,531      3,493,269     11,218,279      9,332,515
                                          ============   ==============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

                                                                       CALIFORNIA              CALIFORNIA INSURED
        HIGH YIELD FUND            TAX-EXEMPT BOND FUND              MUNICIPAL FUND         INTERMEDIATE MUNICIPAL FUND
   -------------------------     -------------------------    ---------------------------   ---------------------------
   SIX MONTHS                    SIX MONTHS                    SIX MONTHS                      SIX MONTHS
     ENDED                         ENDED                         ENDED                          ENDED
    04/30/02      YEAR ENDED      04/30/02      YEAR ENDED      04/30/02        YEAR ENDED    04/30/02      YEAR ENDED
   (UNAUDITED)     10/31/01      (UNAUDITED)     10/31/01        (UNAUDITED)     10/31/01    (UNAUDITED)     10/31/01
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $  6,990,629   $  5,498,623   $  7,748,222   $ 16,775,792   $ 23,999,831   $ 63,725,006   $ 13,624,300   $ 13,505,835

          --             --             --        8,123,898           --             --             --             --
       298,454        310,788      3,649,011      7,148,817      4,827,046      8,204,693        778,201      1,172,007
    (1,525,638)    (3,853,924)   (15,465,505)   (30,452,544)   (32,038,717)   (42,794,611)    (8,759,524)    (5,573,791)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $  5,763,445   $  1,955,487   $ (4,068,272)  $  1,595,963   $ (3,211,840)  $ 29,135,088   $  5,642,977   $  9,104,051
  ============   ============   ============   ============   ============   ============   ============   ============

  $ 12,087,407   $ 14,979,312   $  6,085,158   $ 15,382,839   $ 45,846,387   $ 83,400,021   $ 19,668,925   $ 18,973,977

          --             --             --        4,994,048           --             --             --             --
       816,387      1,466,545        586,314        929,895      3,715,424      5,054,455        889,938      1,222,281
    (4,774,468)    (9,335,728)    (5,217,669)    (5,613,756)   (18,569,863)   (20,328,183)    (4,837,773)    (5,882,225)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $  8,129,326   $  7,110,129   $  1,453,803   $ 15,693,026   $ 30,991,948   $ 68,126,293   $ 15,721,090   $ 14,314,033
  ============   ============   ============   ============   ============   ============   ============   ============

  $    785,980           --     $    976,622           --     $  2,007,226           --     $    958,777           --
         1,357           --            1,617           --            2,033           --            2,222           --
          (102)          --             --             --              (99)          --              (99)          --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $    787,235           --     $    978,239           --     $  2,009,160           --     $    960,900           --
  ============   ============   ============   ============   ============   ============   ============   ============

  $ 53,395,021   $ 42,124,619           --             --             --             --             --             --
    13,127,450     21,639,531           --             --             --             --             --             --
      (548,000)    (5,953,250)          --             --             --             --             --             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $ 65,974,471   $ 57,810,900           --             --             --             --             --             --
  ============   ============   ============   ============   ============   ============   ============   ============


       932,627        701,477        999,843      2,196,441      2,160,204      5,752,950      1,254,586      1,247,462

          --             --             --        1,078,362           --             --             --             --
        34,792         39,579        471,346        918,273        433,743        743,304         72,194        109,421
      (202,551)      (489,674)    (1,992,779)    (3,921,709)    (2,890,550)    (3,859,023)      (819,021)      (518,625)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       764,868        251,382       (521,590)       271,367       (296,603)     2,637,231        507,759        838,258
  ============   ============   ============   ============   ============   ============   ============   ============

     1,613,448      1,874,956        781,609      1,996,050      4,122,858      7,518,763      1,817,573      1,752,069

          --             --             --          662,918           --             --             --             --
        89,918        185,998         75,774        119,292        334,071        457,689         82,769        114,244
      (630,238)    (1,177,925)      (673,886)      (721,373)    (1,675,396)    (1,838,171)      (448,909)      (548,224)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     1,073,128        883,029        183,497      2,056,887      2,781,533      6,138,281      1,451,433      1,318,089
  ============   ============   ============   ============   ============   ============   ============   ============

       102,856           --          126,287           --          182,247           --           89,211           --
           179           --              208           --              184           --              206           --
           (13)          --             --             --              (10)          --               (9)          --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       103,022           --          126,495           --          182,421           --           89,408           --
  ============   ============   ============   ============   ============   ============   ============   ============

     7,368,739      5,340,641           --             --             --             --             --             --
     1,466,724      2,762,689           --             --             --             --             --             --
       (72,603)      (807,619)          --             --             --             --             --             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     8,762,860      7,295,711           --             --             --             --             --             --
  ============   ============   ============   ============   ============   ============   ============   ============

                                                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                    INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                               -----------------------------------------    -------------------------------------
                                                  NET
                                                REALIZED
                          NET                     AND                       DIVIDENDS  DISTRIBUTIONS
                         ASSET       NET       UNREALIZED      TOTAL          FROM       FROM NET
                         VALUE,   INVESTMENT   GAIN/(LOSS)     FROM            NET       REALIZED
                       BEGINNING   INCOME/         ON        INVESTMENT     INVESTMENT    CAPITAL      TOTAL       NET ASSET VALUE,
                       OF PERIOD   (LOSS)      INVESTMENTS   OPERATIONS      INCOME        GAINS    DISTRIBUTIONS   END OF PERIOD
                       ---------  ----------   -----------   -----------    ----------   ---------  -------------   -------------
EQUITY INCOME FUND
CLASS A
04/30/02 (unaudited)    $14.85   $0.21(6)(7)     $0.74(7)      $0.95         $(0.18)      $(0.32)     $(0.50)          $15.30
10/31/01                 15.59    0.48(6)         0.37          0.85          (0.46)       (1.13)      (1.59)           14.85
10/31/00                 14.60    0.49(6)         1.42          1.91          (0.48)       (0.44)      (0.92)           15.59
10/31/99                 14.02    0.41            0.61          1.02          (0.40)       (0.04)      (0.44)           14.60
10/31/98                 16.13    0.45(6)         0.21(8)       0.66          (0.45)       (2.32)      (2.77)           14.02
10/31/97                 14.71    0.50            2.37          2.87          (0.51)       (0.94)      (1.45)           16.13

CLASS B
04/30/02 (unaudited)     14.78    0.14(6)(7)      0.73(7)       0.87          (0.12)       (0.32)      (0.44)           15.21
10/31/01                 15.52    0.35(6)         0.38          0.73          (0.34)       (1.13)      (1.47)           14.78
10/31/00                 14.53    0.37(6)         1.42          1.79          (0.36)       (0.44)      (0.80)           15.52
10/31/99                 13.96    0.27            0.63          0.90          (0.29)       (0.04)      (0.33)           14.53
10/31/98                 16.10    0.33(6)         0.19(8)       0.52          (0.34)       (2.32)      (2.66)           13.96
10/31/97                 14.69    0.39            2.36          2.75          (0.40)       (0.94)      (1.34)           16.10

CLASS C
04/30/02 (unaudited)(3)  15.09   0.04(6)(7)       0.15(7)       0.19          (0.09)          --       (0.09)           15.19

CLASS I
04/30/02 (unaudited)     14.85    0.23(6)(7)      0.74(7)       0.97          (0.20)       (0.32)      (0.52)           15.30
10/31/01                 15.59    0.54(6)         0.35          0.89          (0.50)       (1.13)      (1.63)           14.85
10/31/00(4)              14.47    0.11(6)         1.13          1.24          (0.12)          --       (0.12)           15.59

GROWTH & INCOME FUND
CLASS A
04/30/02 (unaudited)    $22.34   $0.07          $(0.38)       $(0.31)        $(0.03)      $(0.36)     $(0.39)          $21.64
10/31/01                 27.11    0.10           (3.63)        (3.53)         (0.07)       (1.17)      (1.24)           22.34
10/31/00                 24.61    0.06            3.30          3.36          (0.03)       (0.83)      (0.86)           27.11
10/31/99                 19.99    0.09(6)         4.62          4.71          (0.09)       (0.00)(9)   (0.09)           24.61
10/31/98                 21.01    0.11(6)         1.43          1.54          (0.09)       (2.47)      (2.56)           19.99
10/31/97                 17.26    0.12            4.98          5.10          (0.14)       (1.21)      (1.35)           21.01

CLASS B
04/30/02 (unaudited)     21.67   (0.04)          (0.36)        (0.40)            --        (0.36)      (0.36)           20.91
10/31/01                 26.49   (0.13)          (3.52)        (3.65)            --        (1.17)      (1.17)           21.67
10/31/00                 24.24   (0.17)           3.25          3.08             --        (0.83)      (0.83)           26.49
10/31/99                 19.77   (0.09)(6)        4.56          4.47             --           --          --            24.24
10/31/98                 20.85   (0.07)(6)        1.46          1.39          (0.00)(9)    (2.47)      (2.47)           19.77
10/31/97                 17.17   (0.02)           4.93          4.91          (0.02)       (1.21)      (1.23)           20.85

CLASS C
04/30/02 (unaudited)(3)  21.36   (0.00)(9)       (0.45)        (0.45)            --           --          --            20.91

CLASS I
04/30/02 (unaudited)     22.39    0.11           (0.39)        (0.28)         (0.05)       (0.36)      (0.41)           21.70
10/31/01                 27.16    0.18           (3.64)        (3.46)         (0.14)       (1.17)      (1.31)           22.39
10/31/00                 24.65    0.14            3.31          3.45          (0.11)       (0.83)      (0.94)           27.16
10/31/99                 20.03    0.16(6)         4.61          4.77          (0.15)       (0.00)(9)   (0.15)           24.65
10/31/98(5)              21.42    0.11(6)        (1.43)(8)     (1.32)         (0.07)          --       (0.07)           20.03


                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              ---------------------------------------------------------------------------------
                                                                                RATIO OF
                                                                            OPERATING EXPENSES
                                                                             TO AVERAGE NET
                                                                              ASSETS WITHOUT
                                                                              FEE WAIVERS,
                                                                                EXPENSES
                                                                               REIMBURSED
                                                RATIO OF NET                  AND/OR FEES
                                  RATIO OF      INVESTMENT                     REDUCED
                                 OPERATING        INCOME/                      BY CREDITS
               NET ASSETS,       EXPENSES        (LOSS) TO      PORTFOLIO      ALLOWED
   TOTAL      END OF PERIOD      TO AVERAGE       AVERAGE       TURNOVER       BY THE
RETURN(1)      (IN 000'S)       NET ASSETS(2)    NET ASSETS       RATE         CUSTODIAN
---------     -------------     -------------    ----------     ---------     ---------------


   6.41%       $238,860            0.94%(10)      2.72%(7)(10)      8%           0.94%(10)
   5.92%        211,445            0.96%          3.17%            17%           0.97%
  13.73%        191,850            1.05%          3.39%            84%           1.05%
   7.36%        241,746            1.05%          2.61%            45%             --
   4.03%        298,651            0.97%          3.09%            80%             --
  20.81%        307,018            0.99%          3.31%            54%             --


   5.90%         96,130            1.79%(10)      1.87%(7)(10)      8%           1.79%(10)
   5.09%         68,549            1.81%          2.32%            17%           1.82%
  12.84%         47,386            1.85%          2.59%            84%           1.85%
   6.46%         75,485            1.84%          1.82%            45%             --
   3.12%         74,542            1.76%          2.30%            80%             --
  19.86%         46,556            1.79%          2.48%            54%             --


   1.21%          1,180            1.77%(10)      1.89%(7)(10)      8%           1.77%(10)


   6.58%        376,938            0.62%(10)      3.04%(7)(10)      8%           0.62%(10)
   6.26%        252,453            0.64%          3.49%            17%           0.65%
   8.63%         96,436            0.72%(10)      3.72%(10)        84%           0.72%(10)



  (1.54)%      $543,956            0.93%(10)      0.59%(10)        13%           0.93%(10)
 (13.40)%       560,226            0.92%          0.40%            35%           0.92%
  13.95%        662,086            0.94%          0.21%            35%           0.94%
  23.57%        705,835            1.00%          0.37%            47%             --
   7.38%        502,115            0.94%          0.52%            79%             --
  31.24%        299,928            1.05%          0.66%            71%             --


  (1.99)%       175,842            1.86%(10)     (0.34)%(10)       13%           1.86%(10)
 (14.20)%       186,247            1.82%         (0.50)%           35%           1.82%(10)
  13.01%        242,611            1.78%         (0.63)%           35%           1.78%
  22.61%        233,216            1.76%         (0.39)%           47%           1.84%
   6.60%        117,063            1.79%         (0.33)%           79%             --
  30.20%         49,994            1.88%         (0.19)%           71%             --


  (2.11)%            70            1.80%(10)     (0.28)%(10)       13%           1.80%(10)


  (1.39)%       717,499            0.58%(10)      0.94%(10)        13%           0.58%(10)
 (13.12)%       768,550            0.58%          0.74%            35%           0.58%
  14.35%        725,241            0.60%          0.55%            35%           0.60%
  23.87%        461,629            0.67%          0.70%            47%             --
  (6.18)%       185,528            0.62%(10)      0.84%(10)        79%             --


                                         See Notes to Financial Highlights on page 30.

                                             See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                    INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                               -----------------------------------------    -------------------------------------
                                                  NET
                                               NET REALIZED
                          NET                     AND                       DIVIDENDS  DISTRIBUTIONS
                         ASSET       NET       UNREALIZED      TOTAL          FROM       FROM NET
                         VALUE,   INVESTMENT   GAIN/(LOSS)     FROM            NET       REALIZED  DISTRIBUTIONS
                       BEGINNING   INCOME/         ON        INVESTMENT     INVESTMENT    CAPITAL      FROM             TOTAL
                       OF PERIOD   (LOSS)      INVESTMENTS   OPERATIONS      INCOME        GAINS      CAPITAL        DISTRIBUTIONS
                       ---------  ----------   -----------   -----------    ----------   ---------  -------------   -------------
WEST COAST EQUITY FUND
CLASS A
04/30/02 (unaudited)    $28.89  $ 0.01(6)       $ 2.70        $ 2.71         $(0.08)      $(1.02)        $--           $(1.10)
10/31/01                 36.23    0.11           (2.35)        (2.24)         (0.03)       (5.07)         --            (5.10)
10/31/00                 32.04    0.10(6)         8.22          8.32             --        (4.13)         --            (4.13)
10/31/99                 20.37   (0.05)          11.72         11.67             --           --          --               --
10/31/98                 25.92   (0.02)(6)       (0.76)        (0.78)            --        (4.74)      (0.03)           (4.77)
10/31/97                 19.69   (0.02)           8.13          8.11             --        (1.88)         --            (1.88)

CLASS B
04/30/02 (unaudited)     26.71   (0.12)(6)        2.51          2.39             --        (1.02)         --            (1.02)
10/31/01                 34.12   (0.15)          (2.19)        (2.34)            --        (5.07)         --            (5.07)
10/31/00                 30.63   (0.19)(6)        7.81          7.62             --        (4.13)         --            (4.13)
10/31/99                 19.64   (0.25)          11.24         10.99             --           --          --               --
10/31/98                 25.34   (0.20)(6)       (0.73)        (0.93)            --        (4.74)      (0.03)           (4.77)
10/31/97                 19.45   (0.08)           7.85          7.77             --        (1.88)         --            (1.88)

CLASS C
04/30/02 (unaudited)(3)  27.59   (0.03)(6)        0.52          0.49             --           --          --               --

CLASS I
04/30/02 (unaudited)     29.00    0.06(6)         2.71          2.77          (0.17)       (1.02)         --            (1.19)
10/31/01                 36.34    0.20           (2.34)        (2.14)         (0.13)       (5.07)         --            (5.20)
10/31/00                 32.04    0.22(6)         8.21          8.43             --        (4.13)         --            (4.13)
10/31/99(11)             29.72    0.01            2.31          2.32             --           --          --               --

GROWTH FUND
CLASS A
04/30/02 (unaudited)    $15.23  $(0.06)(6)     $ (1.13)      $ (1.19)           $--          $--         $--              $--
10/31/01                 32.78   (0.09)(6)      (13.13)       (13.22)         (0.20)       (4.13)         --            (4.33)
10/31/00                 29.71   (0.14)(6)        7.04          6.90             --        (3.83)         --            (3.83)
10/31/99                 17.64   (0.21)(6)       14.11         13.90             --        (1.83)         --            (1.83)
10/31/98(12)             18.46   (0.07)(6)       (0.75)        (0.82)            --           --          --               --
06/30/98                 14.90   (0.15)(6)        4.99          4.84             --        (1.28)         --            (1.28)
06/30/97                 15.69   (0.03)(6)        1.58          1.55             --        (2.34)         --            (2.34)

CLASS B
04/30/02 (unaudited)     14.13   (0.12)(6)       (1.04)        (1.16)            --           --          --               --
10/31/01                 30.78   (0.24)(6)      (12.24)       (12.48)         (0.04)       (4.13)         --            (4.17)
10/31/00                 28.29   (0.38)(6)        6.70          6.32             --        (3.83)         --            (3.83)
10/31/98(12)             17.82   (0.12)(6)       (0.71)        (0.83)            --           --          --               --
06/30/98                 14.53   (0.25)(6)        4.82          4.57             --        (1.28)         --            (1.28)
06/30/97                 15.47   (0.14)(6)        1.54          1.40             --        (2.34)         --            (2.34)

CLASS C
04/30/02 (unaudited)(3)  13.48   (0.04)(6)       (0.47)        (0.51)            --           --          --               --

CLASS I
04/30/02 (unaudited)     15.48   (0.01)(6)       (1.15)        (1.16)            --           --          --               --
10/31/01                 33.23    0.02(6)       (13.31)       (13.29)         (0.33)       (4.13)         --            (4.46)
10/31/00                 29.96    0.01(6)         7.09          7.10             --        (3.83)         --            (3.83)
10/31/99                 17.76   (0.11)(6)       14.14         14.03             --        (1.83)         --            (1.83)
10/31/98(12)             18.56   (0.05)(6)       (0.75)        (0.80)            --           --          --               --
06/30/98                 14.94   (0.10)(6)        5.00          4.90             --        (1.28)         --            (1.28)
06/30/97(13)             14.21   0.00(6)(9)       3.07          3.07             --        (2.34)         --            (2.34)



                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             --------------------------------------------------------------------------------
                                                                                             RATIO OF
                                                                                        OPERATING EXPENSES
                                                                                          TO AVERAGE NET
                                                                                          ASSETS WITHOUT
                                                                                          FEE WAIVERS,
                                                                                            EXPENSES
                                                                                          REIMBURSED
                                                            RATIO OF NET                  AND/OR FEES
 NET                                           RATIO OF      INVESTMENT                     REDUCED
ASSET                                          OPERATING      INCOME/                     BY CREDITS
VALUE,                       NET ASSETS,       EXPENSES      (LOSS) TO     PORTFOLIO        ALLOWED
END OF           TOTAL      END OF PERIOD      TO AVERAGE     AVERAGE      TURNOVER         BY THE
PERIOD          RETURN(1)      (IN 000'S)     NET ASSETS(2)  NET ASSETS      RATE          CUSTODIAN
------          -------      ------------     -------------  ----------    ---------      -----------


 $30.50            9.33%        $493,405          1.00%(10)      0.04%(10)          8%      1.00%(10)
  28.89           (6.55)%        427,215          1.01%          0.38%             27%      1.01%
  36.23           28.73%         442,253          1.02%          0.27%             42%      1.02%
  32.04           57.29%         338,980          1.15%         (0.21)%            41%      1.15%
  20.37           (4.81)%        243.126          1.10%         (0.09)%            39%      1.10%
  25.92           44.47%         256,908          1.05%         (0.08)%            37%      1.11%


  28.08            8.89%         137,228          1.90%(10)     (0.86)%(10)         8%      1.90%(10)
  26.71           (7.40)%        109,655          1.89%         (0.50)%            27%      1.89%
  34.12           27.67%         116,672          1.84%         (0.55)%            42%      1.84%
  30.63           55.96%          77,658          1.99%         (1.05)%            41%      1.99%
  19.64           (5.63)%         47,106          1.95%         (0.94)%            39%      1.95%
  25.34           43.17%          39,627          1.91%         (0.96)%            37%      1.97%


  28.08            1.78%             871          1.86%(10)     (0.82)%(10)         8%      1.86%(10)


  30.58            9.53%         213,060          0.67%(10)      0.37%(10)          8%      0.67%(10)
  29.00           (6.22)%        176,303          0.68%          0.71%             27%      0.68%
  36.34           29.11%         148,954          0.70%          0.59%             42%      0.70%
  32.04            7.81%           6,102          0.81%(10)      0.13%(10)         41%      0.81%(10)



 $14.04           (7.81)%       $130,612          1.63%(10)     (0.77)%(10)       133%      1.63%(10)
  15.23          (45.77)%        151,893          1.52%         (0.43)%            99%      1.52%
  32.78           24.21%         341,777          1.30%         (0.39)%            92%      1.36%
  29.71           84.96%         240,363          1.27%         (0.84)%           119%      1.46%
  17.64           (4.44)%        104,775          1.69%(10)     (1.21)%(10)        24%        --
  18.46           35.43%         112,153          1.66%         (0.91)%           153%        --
  14.90           10.88%         111,187          1.70%         (0.22)%           156%        --


  12.97           (8.21)%        189,079          2.47%(10)     (1.61)%           133%      2.47%(10)
  14.13          (46.19)%        220,108          2.31%         (1.22)%            99%      2.31%
  30.78           23.28%         481,935          2.05%         (1.14)%            92%      2.11%
  28.29           83.57%         226,507          2.03%         (1.60)%           119%      2.25%
  16.99           (4.66)%         39,379          2.54%(10)     (2.06)%(10)        24%        --
  17.82           34.43%          38,390          2.46%         (1.70)%           153%        --
  14.53            9.99%          30,397          2.45%         (0.97)%           156%        --


  12.97           (3.78)%             87          2.43%(10)     (1.57)%(10)       133%      2.43%(10)


  14.32           (7.49)%        356,077          1.01%(10)     (0.15)%(10)       133%      1.01%(10)
  15.48          (45.50)%        203,646          1.00%          0.09%             99%      1.00%
  33.23           24.73%         399,028          0.90%          0.01%             92%      0.96%
  29.96           85.13%         386,367          0.87%         (0.44)%           119%      1.06%
  17.76           (4.31)%        119,351          1.26%(10)     (0.78)%(10)        24%        --
  18.56           35.75%         115,729          1.36%         (0.61)%           153%        --
  14.94           22.73%         126,986          1.45%(10)      0.03%(10)        156%        --

                                         See Notes to Financial Highlights on page 30.

                                             See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                     INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                                ----------------------------------------    ----------------------------------
                                                  NET
                                               NET REALIZED
                          NET                     AND                       DIVIDENDS  DISTRIBUTIONS
                         ASSET       NET       UNREALIZED      TOTAL          FROM       FROM NET
                         VALUE,   INVESTMENT   GAIN/(LOSS)     FROM            NET       REALIZED
                       BEGINNING   INCOME/         ON        INVESTMENT     INVESTMENT    CAPITAL       TOTAL      NET ASSET VALUE,
                       OF PERIOD   (LOSS)      INVESTMENTS   OPERATIONS      INCOME        GAINS     DISTRIBUTIONS   END OF PERIOD
                       ---------  ----------   -----------   -----------    ----------   ---------   -------------  -------------
MID CAP STOCK FUND
CLASS A
04/30/02 (unaudited)    $13.50  $(0.02)(6)      $ 1.57        $ 1.55         $   --       $(0.50)        $(0.50)        $14.55
10/31/01                 12.58   (0.03)(6)        1.00          0.97             --        (0.05)         (0.05)         24.50
10/31/00(14)             10.00   (0.02)(6)        2.60          2.58             --          --             --           12.58

CLASS B
04/30/02 (unaudited)     13.31   (0.07)(6)        1.54          1.47             --        (0.50)       (0.50)          14.28
10/31/01                 12.51   (0.15)(6)        1.00          0.85             --        (0.05)       (0.05)          13.31
10/31/00(14)             10.00   (0.08)(6)        2.59          2.51             --           --          --            12.51

CLASS C
04/30/02 (unaudited)(3)  13.60   (0.02)(6)        0.70          0.68             --           --          --            14.28

CLASS I
04/30/02 (unaudited)     13.59    0.02(6)         1.58          1.60          (0.03)       (0.50)       (0.52)          24.67
10/31/01                 12.62    0.04(6)         1.00)         1.04          (0.02)       (0.05)       (0.07)          13.59
10/31/00(14)             10.00    0.02(6)         2.60          2.62             --           --          --            12.62

SMALL CAP STOCK FUND
CLASS A
04/30/02 (unaudited)    $13.60  $(0.08)(6)     $ (0.24)      $ (0.32)           $--       $(0.97)       $(0.97)        $12.31
10/31/01                 26.67   (0.20)          (9.56)        (9.76)            --        (3.31)        (3.31)         13.60
10/31/00                 19.61   (0.27)(6)       10.01          9.74             --        (2.68)        (2.68)         26.67
10/31/99                 16.25   (0.20)(6)        6.36          6.16             --        (2.80)        (2.80)         19.61
10/31/98(12)             19.49   (0.08)(6)       (3.16)        (3.24)            --           --          --            16.25
06/30/98                 18.28   (0.22)(6)        2.50          2.28             --        (1.07)        (1.07)         19.49
06/30/97                 20.17   (0.21)(6)       (0.18)        (0.39)            --        (1.50)        (1.50)         18.28

CLASS B
04/30/02 (unaudited)     12.46   (0.14)(6)       (0.20)        (0.34)            --        (0.97)        (0.97)         11.15
10/31/01                 24.93   (0.32)(6)       (8.84)        (9.16)            --        (3.31)        (3.31)         12.46
10/31/00                 18.61   (0.47)(6)        9.47          9.00             --        (2.68)        (2.68)         24.93
10/31/99                 15.67   (0.34)(6)        6.08          5.74             --        (2.80)        (2.80)         18.61
10/31/98(12)             18.86   (0.13)(6)       (3.06)        (3.19)            --           --          --            15.67
06/30/98                 17.85   (0.36)(6)        2.44          2.08             --        (1.07)        (1.07)         18.86
06/30/97                 19.88   (0.34)(6)       (0.19)        (0.53)            --        (1.50)        (1.50)         17.85

CLASS C
04/30/02 (unaudited)(3)  11.51   (0.02)(6)       (0.34)        (0.36)            --           --          --            11.15

CLASS I
04/30/02 (unaudited)     13.74   (0.04)(6)       (0.25)        (0.29)            --        (0.97)        (0.97)         12.48
10/31/01                 26.77   (0.06)          (9.66)        (9.72)            --        (3.31)        (3.31)         13.74
10/31/00(15)             24.98   (0.15)(6)        1.94          1.79             --           --           --           26.77


                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           --------------------------------------------------------------------------------
                                                                                             RATIO OF
                                                                                        OPERATING EXPENSES
                                                                                          TO AVERAGE NET
                                                                                          ASSETS WITHOUT
                                                                                          FEE WAIVERS,
                                                                                            EXPENSES
                                                                                          REIMBURSED
                                                            RATIO OF NET                  AND/OR FEES
                                               RATIO OF      INVESTMENT                     REDUCED
                                               OPERATING      INCOME/                     BY CREDITS
                             NET ASSETS,       EXPENSES      (LOSS) TO     PORTFOLIO        ALLOWED
                 TOTAL      END OF PERIOD      TO AVERAGE     AVERAGE      TURNOVER         BY THE
                RETURN(1)      (IN 000'S)     NET ASSETS(2)  NET ASSETS      RATE          CUSTODIAN
                -------      ------------     -------------  ----------    ---------      -----------
                 11.72%        $ 11,109          1.33%(10)   (0.25)%(10)      16%          1.33%(10
                  7.71%           6,165          1.36%       (0.25)%          33%          1.36%
                 25.80%           2,451          1.40%(10)   (0.29)%(10)       9%          1.40%(10)


                 11.27%          15,257          2.15%(10)   (1.07)%(10)      16%          2.15%(10)
                  6.79%          10,271          2.17%       (1.06)%          33%          2.17%
                 25.10%           3,778          2.16%(10)   (1.05)%(10)       9%          2.16%(10)


                  5.00%              75          2.09%(10)   (1.01)%(10)      16%          2.09%(10)


                 12.06%         270,826          0.81%(10)    0.27%(10)       16%          0.81%(10)
                  8.29%         220,052          0.81%        0.30%           33%          0.81%
                 26.20%         176,653          0.88%(10)    0.23%(10)        9%          0.88%(10)



                 (3.60)%       $ 63,278          1.60%(10)   (1.20)%(10)      11%          1.60%(10)
                (40.84)%         66,262          1.52%       (1.03)%          46%          1.52%
                 53.37%         132,274          1.42%       (0.96)%          49%          1.43%
                 42.60%          92,130          1.78%       (1.16)%          45%          1.94%
                (16.62)%         88,502          1.88%(10)   (1.43)%(10)      20%          1.89%(10)
                 12.95%         118,473          1.66%       (1.10)%         112%          1.66%
                  1.50%         165,719          1.64%       (1.17)%          81%          1.64%


                 (4.11)%         28,973          2.50%(10)   (2.10)%(10)      11%          2.50%(10)
                (41.35)%         29,346          2.42%       (1.93)%          46%          2.42%
                 52.34%          54,407          2.24%       (1.78)%          49%          2.25%
                 41.32%          28,969          2.70%       (2.08)%          45%          2.86%
                (16.87)%         22,172          2.84%(10)   (2.39)%(10)      20%          2.85%(10)
                 12.05%          28,540          2.47%       (1.92)%         112%          2.47%
                 (2.26)%         29,123          2.39%       (1.92)%          81%          2.39%


                 (3.13)%             89          2.39%(10)   (1.99)%(10)      11%          2.39%(10)


                 (3.33)%        145,258          0.97%(10)   (0.57)%(10)      11%          0.97%(10)
                (40.49)%        134,462          0.97%       (0.48)%          46%          0.97%
                  7.21%         150,073          0.98%(10)   (0.52)%(10)      49%          0.99%(10)

                                         See Notes to Financial Highlights on page 30.

                                             See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                     INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                                  --------------------------------------    ------------------------------------------------------
                                                  NET
                                               NET REALIZED
                          NET                     AND                       DIVIDENDS  DISTRIBUTIONS
                         ASSET       NET       UNREALIZED      TOTAL          FROM       FROM NET
                         VALUE,   INVESTMENT   GAIN/(LOSS)     FROM            NET       REALIZED  DISTRIBUTIONS
                       BEGINNING   INCOME/         ON        INVESTMENT     INVESTMENT    CAPITAL      FROM             TOTAL
                       OF PERIOD   (LOSS)      INVESTMENTS   OPERATIONS      INCOME        GAINS      CAPITAL        DISTRIBUTIONS
                       ---------  ----------   -----------   -----------    ----------   ---------  -------------   -------------
INTERNATIONAL GROWTH FUND
CLASS A
04/30/02 (unaudited)    $ 7.61  $(0.02)(6)      $ 0.69        $ 0.67         $(0.07)      $ --        $ --             $(0.07)
10/31/01                 10.97   (0.02)          (2.67)        (2.69)         (0.01)       (0.66)       --              (0.67)
10/31/00                 11.14   (0.03)(6)        0.00(9)      (0.03)         (0.14)       (0.00)(9)    --              (0.14)
10/31/99                  8.86    0.01(6)         2.65          2.66          (0.27)       (0.11)       --              (0.38)
10/31/98(12)             10.20   (0.02)(6)       (1.32)        (1.34)          --           --          --               --
06/30/98                 11.85    0.05(6)        (0.67)        (0.62)         (0.53)       (0.50)       --              (1.03)
06/30/97                 10.49    0.04(6)         1.55          1.59          (0.13)       (0.10)       --              (0.23)

CLASS B
4/30/02 (unaudited)       7.35   (0.06)(6)        0.66          0.60          (0.00)(9)     --          --              (0.00)(9)
10/31/01                 10.70   (0.10)          (2.58)        (2.68)         (0.01)       (0.66)       --              (0.67)
10/31/00                 10.87   (0.12)(6)        0.02         (0.10)         (0.07)       (0.00)(9)    --              (0.07)
10/31/99                  8.72   (0.08)(6)        2.60          2.52          (0.26)       (0.11)       --              (0.37)
10/31/98(12)             10.07   (0.05)(6)       (1.30)        (1.35)          --           --          --               --
06/30/98                 11.70   (0.04)(6)       (0.64)        (0.68)         (0.45)       (0.50)       --              (0.95)
06/30/97                 10.39   (0.04)(6)        1.53          1.49          (0.08)       (0.10)       --              (0.18)

CLASS C
04/30/02 (unaudited)(3)   7.55   (0.03)(6)        0.43          0.40           --           --          --               --
Class I
04/30/02 (unaudited)      7.69    0.01(6)         0.69          0.70          (0.16)        --          --              (0.16)
10/31/01                 11.00    0.04           (2.68)        (2.64)         (0.01)       (0.66)       --              (0.67)
10/31/00                 11.16    0.05(6)         0.00(9)       0.05          (0.21)       (0.00)(9)    --              (0.21)
10/31/99                  8.83    0.07(6)         2.65          2.72          (0.28)       (0.11)       --              (0.39)
10/31/98(12)             10.16    0.00(6)(9)     (1.33)                      (1.33) --      --          --               --
06/30/98                 11.82    0.09(6)        (0.69)        (0.60)         (0.56)       (0.50)       --              (1.06)
06/30/97(13)              9.88    0.06(6)         2.15          2.21          (0.17)       (0.10)       --              (0.27)

SHORT TERM INCOME FUND
CLASS A
04/30/02 (unaudited)    $ 2.41  $ 0.06(7)       $(0.05)(7)    $ 0.01                      $(0.06) $-- $ --             $(0.06)
10/31/01                  2.29    0.13            0.12          0.25          (0.13)        --          --              (0.13)
10/31/00                  2.29    0.13           (0.00)(9)      0.13          (0.13)        --          --              (0.13)
10/31/99                  2.35    0.13(6)        (0.06)         0.07          (0.13)        --          --              (0.13)
10/31/98(12)              2.32    0.04            0.03          0.07          (0.04)        --          --              (0.04)
06/30/98                  2.32    0.13                        0.00(9) 0.13    (0.13)        --         (0.00)(9)        (0.13)
06/30/97                  2.32    0.14                        0.00(9) 0.14    (0.14)        --          --              (0.14)
Class B
04/30/02 (unaudited)      2.41    0.05(7)        (0.05)(7)      0.00(9)       (0.05)        --          --              (0.05)
10/31/01                  2.29    0.12            0.12          0.24          (0.12)        --          --              (0.12)
10/31/00                  2.29    0.11           (0.00)(9)      0.11                      (0.11) --     --              (0.11)
10/31/99                  2.35    0.10(6)        (0.06)         0.04          (0.10)        --          --              (0.10)
10/31/98(12)              2.32    0.04            0.03          0.07          (0.04)        --          --              (0.04)
06/30/98                  2.32    0.12            0.00(9)       0.12          (0.12)        --         (0.00)(9)        (0.12)
06/30/97                  2.32    0.12            0.00(9)       0.12          (0.12)        --          --              (0.12)
Class C
04/30/02 (unaudited)(3)   2.37    0.02(7)        (0.01)(7)      0.01          (0.02)        --          --              (0.02)
Class I
04/30/02 (unaudited)      2.41    0.07(7)        (0.05)(7)      0.02          (0.07)        --          --              (0.07)
10/31/01                  2.29    0.15            0.12          0.27          (0.15)        --          --              (0.15)
10/31/00                  2.29    0.14           (0.00)(9)      0.14          (0.14)        --          --              (0.14)
10/31/99                  2.35    0.13(6)        (0.06)         0.07          (0.13)        --          --              (0.13)
10/31/98(12)              2.32    0.04            0.03          0.07          (0.04)        --          --              (0.04)
06/30/98                  2.32    0.14                        0.00(9) 0.14    (0.14)        --         (0.00)(9)        (0.14)
06/30/97(13)              2.32    0.14                        0.00(9) 0.14    (0.14)        --          --              (0.14)



                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             --------------------------------------------------------------------------------
                                                                                             RATIO OF
                                                                                        OPERATING EXPENSES
                                                                                          TO AVERAGE NET
                                                                                          ASSETS WITHOUT
                                                                                          FEE WAIVERS,
                                                                                            EXPENSES
                                                                                          REIMBURSED
                                                            RATIO OF NET                  AND/OR FEES
 NET                                           RATIO OF      INVESTMENT                     REDUCED
ASSET                                          OPERATING      INCOME/                     BY CREDITS
VALUE,                       NET ASSETS,       EXPENSES      (LOSS) TO     PORTFOLIO        ALLOWED
END OF           TOTAL      END OF PERIOD      TO AVERAGE     AVERAGE      TURNOVER         BY THE
PERIOD          RETURN(1)      (IN 000'S)     NET ASSETS(2)  NET ASSETS      RATE          CUSTODIAN
------          -------      ------------     -------------  ----------    ---------      -----------

 $ 8.21             8.66%        $ 15,501          2.03%(10)     (0.62)%(10)        10%      2.03%(10)
   7.61           (25.99)%         16,636          1.93%         (0.25)%            27%      1.93%
  10.97            (0.43)%         28,997          1.78%         (0.25)%            37%      1.78%
  11.14            31.15%          28,618          1.88%          0.13%            164%      1.89%
   8.86           (13.14)%         30,117          1.86%(10)     (0.50)%(10)        41%      1.86%(10)
  10.20            (4.19)%         38,281          1.67%          0.50%            118%      1.67%
  11.85            15.50%          57,776          1.65%          0.35%             67%      1.65%


   7.95             8.19%           7,193          2.90%(10)     (1.49)%(10)        10%      2.90%(10)
   7.35           (26.68)%          7,172          2.74%         (1.06)%            27%      2.74%
  10.70            (1.03)%         12,272          2.48%         (0.95)%            37%      2.48%
  10.87            29.87%          11,101          2.80%         (0.79)%           164%      2.81%
   8.72           (13.41)%          3,552          2.97%(10)     (1.61)%(10)        41%      2.97%(10)
  10.07            (4.95)%          4,294          2.94%         (0.35)%           118%      2.94%
  11.70            14.66%           4,876          2.40%         (0.40)%            67%      2.40%


   7.95             5.30%               3          2.88%(10)     (1.47)%(10)        10%      2.88%(10)

   8.23             9.19%         152,287          1.18%(10)      0.23%(10)         10%      1.18%(10)
   7.69           (25.53)%        124,886          1.18%          0.50%             27%      1.18%
  11.00             0.26%         145,176          1.14%          0.39%             37%      1.14%
  11.16            31.98%         163,610          1.28%          0.73%            164%      1.29%
   8.83           (13.09)%         98,554          1.32%(10)      0.04%(10)         41%      1.32%(10)
  10.16            (3.98)%        108,521          1.36%          0.81%            118%      1.36%
  11.82            22.76%          95,512          1.40%(10)      0.60%(10)         67%      1.40%(10)


 $ 2.36             0.48%        $ 20,689          0.94%(10)      5.15%(7)(10)       7%      1.10%(10)
   2.41            11.31%          18,929          0.83%          5.63%             27%      1.15%
   2.29            (5.70)%         20,224          0.99%          5.55%             14%      1.29%
   2.29             2.84%          27,059          0.82%          5.22%             85%      1.16%
   2.35             3.11%          32,748          0.82%(10)      5.44%(10)         19%      1.40%(10)
   2.32             5.91%          35,551          0.86%          5.71%            138%      1.32%
   2.32             6.15%          13,685          0.82%          6.50%             51%      1.45%

   2.36             0.10%           8,965          1.69%(10)      4.40%(7)(10)       7%      1.77%(10)
   2.41            10.52%           6,595          1.54%          4.92%             27%      1.86%
   2.29             5.12%           3,461          1.55%          4.99%             14%      1.85%
   2.29             1.79%           4,597          1.60%          4.44%             85%      1.94%
   2.35             2.85%           3,747          1.57%(10)      4.69%(10)         19%      2.18%(10)
   2.32             5.13%           3,459          1.61%          4.96%            138%      2.07%
   2.32             5.37%           2,994          1.57%          5.75%             51%      2.20%

   2.36             0.32%             184          1.70%(10)      4.39%(7)(10)       7%      1.76%(10)

   2.36             0.65%         129,415          0.59%(10)      5.50%(7)(10)       7%      0.59%(10)
   2.41            11.93%         110,710          0.27%          6.19%             27%      0.59%
   2.29             6.43%          93,741          0.30%          6.24%             14%      0.60%
   2.29             2.93%         138,955          0.37%          5.67%             85%      0.71%
   2.35             3.20%           1,631          0.57%(10)      5.69%(10)         19%      0.96%(10)
   2.32             6.17%           3,103          0.53%          6.03%            138%      1.00%
   2.32             5.94%           2,752          0.57%(10)      6.75%(10)         51%      1.20%(10)

                                         See Notes to Financial Highlights on page 30.

                                             See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                          INCOME FROM INVESTMENT OPERATIONS          LESS DISTRIBUTIONS
                                      ---------------------------------------   ----------------------------
                                                   NET REALIZED
                          NET                         AND                       DIVIDENDS
                         ASSET                     UNREALIZED      TOTAL          FROM
                         VALUE,          NET       GAIN/(LOSS)     FROM            NET
                       BEGINNING      INVESTMENT       ON        INVESTMENT     INVESTMENT        TOTAL        NET ASSET VALUE,
                       OF PERIOD       INCOME      INVESTMENTS   OPERATIONS      INCOME        DISTRIBUTIONS    END OF PERIOD
                       ---------      ----------   -----------   -----------    ----------     -------------   ---------------
U.S. GOVERNMENT SECURITIES FUND
CLASS A
04/30/02 (unaudited)    $11.20      $ 0.28(7)       $(0.21)(7)    $ 0.07         $(0.30)          $(0.30)         $10.97
10/31/01                 10.55        0.62            0.65          1.27         (0.62)            (0.62)          11.20
10/31/00                 10.51        0.63            0.04          0.67         (0.63)            (0.63)          10.55
10/31/99                 10.98        0.62           (0.47)         0.15         (0.62)            (0.62)          10.51
10/31/98(16)             10.84        0.54            0.14          0.68         (0.54)            (0.54)          10.98
12/31/97                 10.46        0.62            0.38          1.00         (0.62)            (0.62)          10.84
12/31/96                 10.84        0.63           (0.38)         0.25         (0.63)            (0.63)          10.46

CLASS B
04/30/02 (unaudited)     11.19        0.24(7)        (0.21)(7)      0.03         (0.26)            (0.26)          10.96
10/31/01                 10.54        0.54            0.65          1.19         (0.54)            (0.54)          11.19
10/31/00                 10.50        0.56            0.04          0.60         (0.56)            (0.56)          10.54
10/31/99                 10.97        0.54           (0.48)         0.06         (0.53)            (0.53)          10.50
10/31/98(16)             10.84        0.47            0.12          0.59         (0.46)            (0.46)          10.97
12/31/97                 10.46        0.54            0.38          0.92         (0.54)            (0.54)          10.84
12/31/96                 10.84        0.54           (0.38)         0.16         (0.54)            (0.54)          10.46

CLASS C
04/30/02 (unaudited)(3)  11.00        0.09(7)        (0.05)(7)      0.04         (0.08)            (0.08)          10.96
Class I
04/30/02 (unaudited)     11.20        0.30(7)        (0.21)(7)      0.09         (0.32)            (0.32)          10.97
10/31/01                 10.55        0.66            0.65          1.31         (0.66)            (0.66)          11.20
10/31/00                 10.51        0.67            0.04          0.71         (0.67)            (0.67)          10.55
10/31/99                 10.99        0.66           (0.51)         0.15         (0.63)            (0.63)          10.51
10/31/98(5)              10.86        0.42            0.12          0.54         (0.41)            (0.41)          10.99

INCOME FUND
CLASS A
04/30/02 (unaudited)    $ 9.32      $ 0.30(7)       $(0.14)(7)    $ 0.16         $(0.31)          $(0.31)         $ 9.17
10/31/01                  8.90        0.62            0.43          1.05         (0.63)            (0.63)           9.32
10/31/00                  8.99        0.62           (0.09)         0.53         (0.62)            (0.62)           8.90
10/31/99                  9.44        0.63           (0.45)         0.18         (0.63)            (0.63)           8.99
10/31/98(16)              9.48        0.53           (0.04)(8)      0.49         (0.53)            (0.53)           9.44
12/31/97                  9.15        0.60            0.33          0.93         (0.60)            (0.60)           9.48
12/31/96                  9.44        0.59           (0.29)         0.30         (0.59)            (0.59)           9.15

Class B
04/30/02 (unaudited)      9.35        0.27(7)        (0.14)(7)      0.13         (0.28)            (0.28)           9.20
10/31/01                  8.92        0.56            0.44          1.00         (0.57)            (0.57)           9.35
10/31/00                  9.00        0.56           (0.08)         0.48         (0.56)            (0.56)           8.92
10/31/99                  9.45        0.56           (0.45)         0.11         (0.56)            (0.56)           9.00
10/31/98(16)              9.49        0.46           (0.04)(8)      0.42         (0.46)            (0.46)           9.45
12/31/97                  9.17        0.53            0.32          0.85         (0.53)            (0.53)           9.49
12/31/96                  9.46        0.52           (0.29)         0.23         (0.52)            (0.52)           9.17
Class C
04/30/02 (unaudited)(3)   9.21        0.10(7)        (0.02)(7)      0.08         (0.09)            (0.09)           9.20
Class I
04/30/02 (unaudited)      9.34        0.32(7)        (0.14)(7)      0.18         (0.33)            (0.33)           9.19
10/31/01                  8.91        0.66            0.44          1.10         (0.67)            (0.67)           9.34
10/31/00                  8.99        0.66           (0.08)         0.58         (0.66)            (0.66)           8.91
10/31/99                  9.44        0.65           (0.45)         0.20         (0.65)            (0.65)           8.99
10/31/98(5)               9.57        0.41           (0.13)(8)      0.28         (0.41)            (0.41)           9.44


                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              --------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF
                                                                                             OPERATING EXPENSES
                                                                                               TO AVERAGE NET
                                                                                               ASSETS WITHOUT
                                                                                               FEE WAIVERS,
                                                    RATIO TO                                     EXPENSES
                                                    OPERATING                                  REIMBURSED
                                                     EXPENSES     RATIO OF NET                  AND/OR FEES
                                  RATIO OF         TO AVERAGE      INVESTMENT                     REDUCED
                                  OPERATING        NET ASSETS       INCOME                      BY CREDITS
                NET ASSETS,       EXPENSES          INCLUDING         TO        PORTFOLIO        ALLOWED
    TOTAL      END OF PERIOD      TO AVERAGE        INTEREST       AVERAGE      TURNOVER         BY THE
   RETURN(1)      (IN 000'S)     NET ASSETS(2)       EXPENSE      NET ASSETS      RATE          CUSTODIAN
   -------      ------------     -------------    -------------   ----------    ---------      -----------

    0.65%         $166,941         0.95%(10)         --           5.17%(7)(10)    24%          0.95%(10)
   12.39%         174,047          0.95%             --           5.71%           30%          0.95%
    6.65%         168,728          0.96%             --           6.12%           13%          0.99%
    1.38%         221,592          0.96%             --           5.76%           55%          1.04%
    6.38%         266,334          0.92%(10)         1.36%(10)    5.99%(10)       12%          1.45%(10)
    9.92%         107,054          1.05%             --           5.92%            6%          1.05%
    2.48%         138,159          0.97%             --           6.01%           16%          0.97%

    0.30%         158,372          1.66%(10)         --           4.46%(7)(10)    24%          1.66%(10)
   11.59%         128,155          1.67%             --           4.99%           30%          1.67%
    5.91%         55,071           1.66%             --           5.42%           13%          1.69%
    0.53%         72,751           1.70%             --           5.02%           55%          1.78%
    5.54%         28,747           1.67%(10)         2.12%(10)    5.24%(10)       12%          2.22%(10)
    9.03%          3,352           1.84%             --           5.08%            6%          1.84%
    1.58%          2,963           1.85%             --           5.14%           16%          1.85%

    0.41%          1,001           1.62%(10)         --           4.50%(7)(10)    24%          1.62%(10)

    0.84%         371,722          0.56%(10)         --           5.56%(7)(10)    24%          0.56%(10)
   12.81%         301,656          0.57%             --           6.09%           30%          0.57%
    7.07%         247,204          0.56%             --           6.52%           13%          0.59%
    1.43%         184,708          0.60%             --           6.12%           55%          0.68%
    5.00%         39,939           0.66%(10)         1.10%(10)    6.25%(10)       12%          1.11%(10)


    1.81%         $115,128         0.97%(10)         --           6.62%(7)(10)     7%          0.97%(10)
   12.21%         120,508          0.97%             --           6.86%           35%          0.97%
    6.16%         131,665          1.02%             --           6.98%           32%          1.03%
    1.98%         172,217          1.06%             --           6.84%           19%          1.10%
    5.21%         213,397          1.07%(10)         --           6.66%(10)       37%          --
   10.51%         77,864           1.08%             --           6.47%           27%          --
    3.46%         86,657           1.03%             --           6.52%           42%          --

    1.47%         93,108           1.66%(10)         --           5.93%(7)(10)     7%          1.66%(10)
   11.52%         72,472           1.69%             --           6.14%           35%          1.69%
    5.53%         39,347           1.73%             --           6.27%           32%          1.74%
    1.12%         42,715           1.81%             --           6.09%           19%          1.85%
    4.51%         34,321           1.84%(10)         --           5.89%(10)       37%          --
    9.51%          9,691           1.86%             --           5.65%           27%          --
    2.59%          7,122           1.89%             --           5.69%           42%          --

    0.92%          1,425           1.61%(10)         --           5.98%(7)(10)     7%          1.61%(10)

    2.03%         484,627          0.55%(10)         --           7.04%(7)(10)     7%          0.55%(10)
   12.78%         387,998          0.56%             --           7.27%           35%          0.56%
    6.72%         286,979          0.60%             --           7.40%           32%          0.61%
    2.24%         76,145           0.68%             --           7.22%           19%          0.72%
    2.84%          7,342           0.71%(10)         --           7.02%(10)       37%          --

                                         See Notes to Financial Highlights on page 30.

                                             See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   ---------------------------------------  ------------------------------------
                                                NET REALIZED
                          NET                      AND                      DIVIDENDS  DISTRIBUTIONS
                         ASSET                  UNREALIZED      TOTAL         FROM       FROM NET
                         VALUE,       NET       GAIN/(LOSS)     FROM           NET       REALIZED
                       BEGINNING   INVESTMENT       ON        INVESTMENT    INVESTMENT    CAPITAL      TOTAL        NET ASSET VALUE,
                       OF PERIOD    INCOME      INVESTMENTS   OPERATIONS     INCOME        GAINS    DISTRIBUTIONS    END OF PERIOD
                       ---------   ----------   -----------   -----------   ----------  ----------  -------------   ---------------
HIGH YIELD FUND
CLASS A
04/30/02 (unaudited)    $ 7.44     $ 0.35(7)     $ 0.18(7)     $ 0.53        $(0.41)       $ --        $(0.41)        $ 7.56
10/31/01                  8.50       0.84         (1.00)        (0.16)       (0.90)          --         (0.90)          7.44
10/31/00                  8.92       0.90(6)      (0.43)         0.47        (0.89)          --         (0.89)          8.50
10/31/99                  8.86       0.91(6)       0.14(8)       1.05        (0.94)         (0.05)      (0.99)          8.92
10/31/98(17)             10.00       0.47         (1.15)        (0.68)       (0.46)          --         (0.46)          8.86

CLASS B
04/30/02 (unaudited)      7.47       0.32(7)       0.19(7)       0.51        (0.39)          --         (0.39)          7.59
10/31/01                  8.54       0.78         (1.01)        (0.23)       (0.84)          --         (0.84)          7.47
10/31/00                  8.97       0.84(6)      (0.43)         0.41        (0.84)          --         (0.84)          8.54
10/31/99                  8.90       0.86(6)       0.15(8)       1.01        (0.89)         (0.05)      (0.94)          8.97
10/31/98(17)             10.00       0.42         (1.09)        (0.67)       (0.43)          --         (0.43)          8.90

CLASS C
04/30/02 (unaudited)(3)   7.55       0.12(7)       0.04(7)       0.16        (0.12)          --         (0.12)          7.59

CLASS I
04/30/02 (unaudited)      7.43       0.37(7)       0.18(7)       0.55        (0.43)          --         (0.43)          7.55
10/31/01                  8.48       0.87         (0.99)        (0.12)       (0.93)          --         (0.93)          7.43
10/31/00                  8.91       0.93(6)      (0.43)         0.50        (0.93)          --         (0.93)          8.48
10/31/99                  8.85       0.98(6)       0.11(8)       1.09        (0.98)         (0.05)      (1.03)          8.91
10/31/98(17)             10.00       0.22         (1.13)        (0.91)       (0.24)          --         (0.24)          8.85

TAX-EXEMPT BOND FUND
CLASS A
04/30/02 (unaudited)    $ 7.93     $ 0.18(7)     $(0.16)(7)    $ 0.02        $(0.18)       $(0.01)     $(0.19)        $ 7.76
10/31/01                  7.55       0.37          0.38          0.75        (0.37)          --         (0.37)          7.93
10/31/00                  7.41       0.40          0.14          0.54        (0.40)          --         (0.40)          7.55
10/31/99                  8.11       0.41         (0.70)        (0.29)       (0.41)          --         (0.41)          7.41
10/31/98(16)              8.09       0.34          0.02          0.36        (0.34)          --         (0.34)          8.11
12/31/97                  7.83       0.38          0.27          0.65        (0.38)         (0.01)      (0.39)          8.09
12/31/96                  8.02       0.38         (0.19)         0.19        (0.38)          --         (0.38)          7.83

CLASS B
04/30/02 (unaudited)      7.93       0.15(7)      (0.16)(7)     (0.01)       (0.15)         (0.01)      (0.16)          7.76
10/31/01                  7.55       0.31          0.38          0.69        (0.31)          --         (0.31)          7.93
10/31/00                  7.41       0.34          0.14          0.48        (0.34)          --         (0.34)          7.55
10/31/99                  8.11       0.35         (0.70)        (0.35)       (0.35)          --         (0.35)          7.41
10/31/98(16)              8.09       0.28          0.03          0.31        (0.29)          --         (0.29)          8.11
12/31/97                  7.83       0.32          0.27          0.59        (0.32)         (0.01)      (0.32)          8.09
12/31/96                  8.02       0.31         (0.19)         0.12        (0.31)          --         (0.31)          7.83

CLASS C
04/30/02 (unaudited)(3)   7.83       0.06(7)      (0.08)(7)     (0.02)       (0.05)          --         (0.05)          7.76


                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      --------------------------------------------------------------------------------
                                                                                        RATIO OF
                                                                                   OPERATING EXPENSES
                                                                                     TO AVERAGE NET
                                                                                     ASSETS WITHOUT
                                                                                     FEE WAIVERS,
                                                                                       EXPENSES
                                                                                     REIMBURSED
                                                       RATIO OF NET                  AND/OR FEES
                                          RATIO OF      INVESTMENT                     REDUCED
                                          OPERATING      INCOME/                     BY CREDITS
                        NET ASSETS,       EXPENSES      (LOSS) TO     PORTFOLIO        ALLOWED
            TOTAL      END OF PERIOD      TO AVERAGE     AVERAGE      TURNOVER         BY THE
           RETURN(1)      (IN 000'S)     NET ASSETS(2)  NET ASSETS      RATE          CUSTODIAN
           -------      ------------     -------------  ----------    ---------      -----------


           7.34%          $14,962         1.01%(10)    9.37%(7)(10)    24%          1.01%(10)
          (1.97)%          9,035          1.08%       10.47%           27%          1.09%
           5.28%           8,182          1.08%       10.08%           40%          1.08%
          12.26%           5,827          0.73%       10.17%           30%          1.37%
          (6.90)%         10,861          0.78%(10)    8.80%(10)       54%          1.22%(10)

           6.93%          44,106          1.76%(10)    8.62%(7)(10)    24%          1.76%(10)
          (2.72)%         35,391          1.77%        9.78%           27%          1.78%
           4.46%          32,881          1.78%        9.38%           40%          1.78%
          11.44%          21,259          1.29%        9.61%           30%          1.93%
          (6.33)%          2,830          1.57%(10)    8.01%(10)       54%          2.02%(10)

           2.09%             782          1.74%(10)    8.64%(7)(10)    24%          1.74%(10)

           7.52%          270,736         0.66%(10)    9.72%(7)(10)    24%          0.66%(10)
          (1.49)%         201,385         0.68%       10.87%           27%          0.69%
           5.54%          168,097         0.72%       10.44%           40%          0.72%
          12.75%          44,662          0.21%       10.69%           30%          0.85%
          (9.13)%          1,309          0.48%(10)    9.10%(10)       54%          0.97%(10)


           0.30%          $211,085        0.90%(10)    4.63%(7)(10)    21%          0.90%(10)
          10.16%          219,883         0.89%        4.75%           44%          0.89%
           7.52%          207,309         0.88%        5.41%           28%          0.90%
          (3.77)%         247,814         0.89%        5.16%           57%          --
           4.58%          301,162         0.84%(10)    5.14%(10)        6%          --
           8.59%          188,021         0.80%        4.84%           21%          --
           2.52%          203,606         0.75%        4.90%           22%          --

          (0.07)%         44,452          1.63%(10)    3.90%(7)(10)    21%          1.63%(10)
           9.35%          43,978          1.63%        4.01%           44%          1.63%
           6.73%          26,332          1.61%        4.68%           28%          1.63%
          (4.52)%         25,059          1.64%        4.41%           57%          --
           3.88%          17,344          1.62%(10)    4.36%(10)        6%          --
           7.71%           8,110          1.62%        4.00%           21%          --
           1.61%           5,266          1.65%        4.01%           22%          --

          (0.25)%            982          1.61%(10)    3.92%(7)(10)    21%          1.61%(10)


                                         See Notes to Financial Highlights on page 30.

                                               See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                                  --------------------------------------    ------------------------------------
                                                NET REALIZED
                          NET                      AND                      DIVIDENDS  DISTRIBUTIONS
                         ASSET                  UNREALIZED      TOTAL         FROM       FROM NET
                         VALUE,       NET       GAIN/(LOSS)     FROM           NET       REALIZED
                       BEGINNING   INVESTMENT       ON        INVESTMENT    INVESTMENT    CAPITAL      TOTAL        NET ASSET VALUE,
                       OF PERIOD    INCOME      INVESTMENTS   OPERATIONS     INCOME        GAINS    DISTRIBUTIONS    END OF PERIOD
                       ---------   ----------   -----------   -----------   ----------  ----------  -------------   ---------------

CALIFORNIA MUNICIPAL FUND
CLASS A
04/30/02 (unaudited)    $11.34    $ 0.25(7)     $(0.26)(7)    $(0.01)        $(0.25)      $ --        $(0.25)          $11.08
10/31/01                 10.81      0.53          0.53          1.06         (0.53)         --         (0.53)           11.34
10/31/00                 10.43      0.55          0.38          0.93         (0.55)         --         (0.55)           10.81
10/31/99                 11.46      0.54         (0.94)        (0.40)        (0.57)        (0.06)      (0.63)           10.43
10/31/98(12)             11.33      0.19(6)       0.13          0.32         (0.19)         --         (0.19)           11.46
06/30/98                 10.92      0.58(6)       0.41          0.99         (0.58)         --         (0.58)           11.33
06/30/97                 10.60      0.59          0.32          0.91         (0.59)         --         (0.59)           10.92

CLASS B
04/30/02 (unaudited)     11.34      0.21(7)      (0.26)(7)     (0.05)        (0.21)         --         (0.21)           11.08
10/31/01                 10.81      0.44          0.53          0.97         (0.44)         --         (0.44)           11.34
10/31/00                 10.43      0.48          0.38          0.86         (0.48)         --         (0.48)           10.81
10/31/99                 11.46      0.48         (0.97)        (0.49)        (0.48)        (0.06)      (0.54)           10.43
10/31/98(12)             11.33      0.16(6)       0.13          0.29         (0.16)         --         (0.16)           11.46
06/30/98                 10.92      0.50(6)       0.41          0.91         (0.50)         --         (0.50)           11.33
06/30/97                 10.60      0.51          0.32          0.83         (0.51)         --         (0.51)           10.92

CLASS C
04/30/02 (unaudited)(3)  11.20      0.08(7)      (0.13)(7)     (0.05)        (0.07)         --         (0.07)           11.08

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
CLASS A
04/30/02 (unaudited)    $10.98    $ 0.20(7)     $(0.12)(7)    $ 0.08         $(0.20)      $(0.05)     $(0.25)          $10.81
10/31/01                 10.58      0.44          0.49          0.93         (0.44)        (0.09)      (0.53)           10.98
10/31/00                 10.30      0.44          0.31          0.75         (0.44)        (0.03)      (0.47)           10.58
10/31/99                 11.02      0.44(6)      (0.55)        (0.11)        (0.45)        (0.16)      (0.61)           10.30
10/31/98(12)             10.81      0.16          0.21          0.37         (0.16)         --         (0.16)           11.02
06/30/98                 10.74      0.49          0.17          0.66         (0.49)        (0.10)      (0.59)           10.81
06/30/97                 10.56      0.49(6)       0.23          0.72         (0.49)        (0.05)      (0.54)           10.74

CLASS B
04/30/02 (unaudited)     10.98      0.16(7)      (0.12)(7)      0.04         (0.16)        (0.05)      (0.21)           10.81
10/31/01                 10.58      0.36          0.49          0.85         (0.36)        (0.09)      (0.45)           10.98
10/31/00                 10.30      0.36          0.31          0.67         (0.36)        (0.03)      (0.39)           10.58
10/31/99                 11.02      0.36(6)      (0.56)        (0.20)        (0.36)        (0.16)      (0.52)           10.30
10/31/98(12)             10.81      0.13          0.21          0.34         (0.13)         --         (0.13)           11.02
06/30/98                 10.74      0.41          0.17          0.58         (0.41)        (0.10)      (0.51)           10.81
06/30/97                 10.56      0.41(6)       0.23          0.64         (0.41)        (0.05)      (0.46)           10.74

CLASS C
04/30/02 (unaudited)(3)  10.90    0.05(7)        (0.09)(7)     (0.04)        (0.05)         --         (0.05)           10.81


                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      --------------------------------------------------------------------------------
                                                                                        RATIO OF
                                                                                   OPERATING EXPENSES
                                                                                     TO AVERAGE NET
                                                                                     ASSETS WITHOUT
                                                                                     FEE WAIVERS,
                                                                                       EXPENSES
                                                                                     REIMBURSED
                                                       RATIO OF NET                  AND/OR FEES
                                          RATIO OF      INVESTMENT                     REDUCED
                                          OPERATING      INCOME/                     BY CREDITS
                        NET ASSETS,       EXPENSES      (LOSS) TO     PORTFOLIO        ALLOWED
            TOTAL      END OF PERIOD      TO AVERAGE     AVERAGE      TURNOVER         BY THE
           RETURN(1)      (IN 000'S)     NET ASSETS(2)  NET ASSETS      RATE          CUSTODIAN
           -------      ------------     -------------  ----------    ---------      -----------

           (0.06)%         $281,094        0.85%(10)    4.60%(7)(10)    18%          0.85%(10)
            9.99%          291,132         0.85%        4.74%           52%          0.86%
            9.33%          248,941         0.87%        5.30%           40%          0.88%
           (3.87)%         283,929         0.88%        4.94%           92%          0.91%
            2.82%          287,590         0.97%(10)    4.87%(10)       28%          1.05%(10)
            9.26%          290,328         1.00%        5.18%           87%          1.19%
            8.83%          318,251         0.97%        5.51%           36%          1.26%

           (0.43)%         262,893         1.59%(10)    3.86%(7)(10)    18%          1.59%(10)
            9.19%          237,594         1.58%        4.01%           52%          1.59%
            8.53%          160,086         1.60%        4.57%           40%          1.61%
           (4.62)%         133,842         1.63%        4.19%           92%          1.66%
            2.56%          49,683          1.72%(10)    4.12%(10)       28%          1.81%(10)
            8.45%          34,537          1.75%        4.42%           87%          1.95%
            8.02%          25,219          1.72%        4.76%           36%          2.01%

           (0.45)%          2,021          1.57%(10)    3.88%(7)(10)    18%          1.57%(10)


            0.75%          $44,881         0.70%(10)    3.72%(7)(10)    17%          0.89%(10)
            9.00%          39,996          0.73%        4.09%           23%          0.92%
            7.37%          29,657          0.91%        4.19%           45%          0.93%
           (1.11)%         31,253          0.89%        4.13%           93%          0.97%
            3.46%          37,529          0.82%(10)    4.39%(10)        7%          1.15%(10)
            6.26%          38,724          0.86%        4.49%           25%          1.25%
            6.97%          45,157          0.82%        4.61%           29%          1.31%

            0.38%          66,438          1.45%(10)    2.97%(7)(10)    17%          1.64%(10)
            8.19%          51,525          1.48%        3.34%           23%          1.67%
            6.57%          35,685          1.66%        3.44%           45%          1.68%
           (1.89)%         35,501          1.64%        3.38%           93%          1.72%
            3.20%          23,960          1.57%(10)    3.64%(10)        7%          1.90%(10)
            5.47%          21,688          1.61%        3.74%           25%          2.01%
            6.17%          20,992          1.57%        3.86%           29%          2.06%

           (0.33)%            967          1.45%(10)    2.97%(7)(10)    17%          1.64%(10)

                                               See Notes to Financial Statements.

                                         See Notes to Financial Highlights on page 30.

FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

 (1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (3) On March 1, 2002 the Funds commenced selling Class C shares.
 (4) On August 1, 2000 the Equity Income Fund commenced selling Class I shares.
 (5) On March 23, 1998 the Growth & Income, U.S. Government Securities and Income Funds commenced selling Class I shares.
 (6) Per share numbers have been calculated using the average shares method.
 (7) The Trust has adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2002 on the investment income per share, net realized and unrealized gain/(loss) per share and the ratio of net investment income to average net assets is as follows (note 2):

                                                                                  INCREASE/(DECREASE)
                                                          INCREASE/(DECREASE)        NET REALIZED           INCREASE/(DECREASE)
                                                            NET INVESTMENT         AND UNREALIZED              RATIO OF NET
                                                                INCOME               GAIN/(LOSS)            INVESTMENT INCOME TO
     NAME OF FUND                                              PER SHARE              PER SHARE              AVERAGE NET ASSETS
     ------------                                         -------------------      -----------------        -------------------
     Equity Income Fund                                        $   0.00*              $   (0.00)*                   0.01%
     Short Term Income Fund                                       (0.00)*                  0.00*                   (0.02)%
     U.S. Government Securities Fund                              (0.01)                   0.01                    (0.25)%
     Income Fund                                                   0.00*                  (0.00)*                   0.02%
     High Yield Fund                                              (0.00)*                  0.00*                   (0.02)%
     Tax-Exempt Bond Fund                                          0.01                   (0.01)                    0.08%
     California Municipal Fund                                     0.00*                  (0.00)*                   0.03%
     California Insured Intermediate Municipal Fund                0.00*                  (0.00)*                   0.04%

     ---------
     * Amount represents less than $0.01 per share.

 (8) The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (9) Amount represents less than $0.01 per share.
(10) Annualized.
(11) On June 7, 1999 the West Coast Equity Fund commenced selling Class I shares.
(12) Fiscal year end changed to October 31 from June 30.
(13) On July 25, 1996 the Growth, International Growth and Short Term Income Funds commenced selling Class I shares.
(14) The Mid Cap Stock Fund commenced operations on March 1, 2000.
(15) On January 5, 2000 the Small Cap Stock Fund commenced selling Class I shares.
(16) Fiscal year end changed to October 31 from December 31.
(17) On April 8, 1998, May 5, 1998 and July 27, 1998 the High Yield Fund commenced selling Class A, Class B, and Class I shares, respectively.

PORTFOLIO OF INVESTMENTS

EQUITY INCOME FUND

APRIL 30, 2002 (UNAUDITED)

     SHARES                                                           VALUE
     ------                                                           -----

COMMON STOCKS - 70.8%

 CONSUMER DISCRETIONARY - 7.8%

   AUTOMOBILES & COMPONENTS - 2.3%
     79,000   General Motors Corporation .....................   $    5,067,850
    152,000   Magna International Inc., Class A ..............       11,231,280
                                                                 --------------
                                                                     16,299,130
                                                                 --------------
   CONSUMER DURABLES & APPAREL - 1.2%
    400,000   Mattel, Inc. ...................................        8,256,000
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE - 1.3%
    282,000   Carnival Corporation** .........................        9,393,420
                                                                 --------------
   RETAILING - 3.0%
    420,000   J.C. Penney Company, Inc.
                (Holding Company)** ..........................        9,130,800
    200,000   May Department Stores Company ..................        6,936,000
    160,500   Wal-Mart de Mexico SA de CV, ADR ...............        5,412,862
                                                                 --------------
                                                                     21,479,662
                                                                 --------------
              Total Consumer Discretionary ...................       55,428,212
                                                                 --------------
 CONSUMER STAPLES - 4.8%

   FOOD & DRUG RETAILING - 1.6%
    115,000   Albertson's Inc. ...............................        3,857,100
    245,000   Supervalu Inc. .................................        7,350,000
                                                                 --------------
                                                                     11,207,100
                                                                 --------------
   FOOD, BEVERAGE & TOBACCO - 1.6%
    290,000   ConAgra Foods Inc. .............................        7,105,000
     60,000   Hershey Foods Corporation ......................        4,080,000
                                                                 --------------
                                                                     11,185,000
                                                                 --------------
   HOUSEHOLD/PERSONAL CARE PRODUCTS - 1.6%
    130,000   Procter & Gamble Company .......................       11,733,800
                                                                 --------------
              Total Consumer Staples .........................       34,125,900
                                                                 --------------
 ENERGY - 5.9%
     80,000   Ashland Inc. ...................................        3,266,400
    135,000   BP Amoco PLC, Sponsored ADR ....................        6,858,000
     61,600   ChevronTexaco Corporation ......................        5,341,336
     77,200   Phillips Petroleum Company .....................        4,617,332
    232,000   Repsol, Sponsored ADR ..........................        2,842,000
    121,500   Royal Dutch Petroleum Company (F) ..............        6,349,590
     86,000   Schlumberger Ltd. ..............................        4,708,500
    130,000   Unocal Corporation .............................        4,834,700
     74,117   Valero Energy Corporation** ....................        3,198,890
                                                                 --------------
              Total Energy ...................................       42,016,748
                                                                 --------------
 FINANCIALS - 16.7%

   BANKS - 5.9%
    138,000   Bank of America Corporation ....................       10,002,240
     89,551   First State Bancorporation .....................        2,122,359
    150,000   FleetBoston Financial Corporation ..............        5,295,000
    105,000   PNC Financial Services Group ...................        5,790,750
    240,000   U.S. Bancorp ...................................        5,688,000
    165,000   Wachovia Corporation ...........................        6,276,600
    135,200   Wells Fargo & Company ..........................        6,915,480
                                                                 --------------
                                                                     42,090,429
                                                                 --------------
   DIVERSIFIED FINANCIALS - 7.9%
    282,333   Citigroup Inc. .................................       12,225,019
    144,500   Fannie Mae .....................................       11,405,385
    160,000   Franklin Resources, Inc. .......................        6,704,000
    265,500   J.P. Morgan Chase & Company ....................        9,319,050
    195,000   Morgan Stanley Dean Witter & Company ...........        9,305,400
    200,000   T. Rowe Price Group Inc. .......................        7,014,000
                                                                 --------------
                                                                     55,972,854
                                                                 --------------
   INSURANCE - 2.9%
    225,000   AFLAC Inc. .....................................        6,727,500
    230,000   Allstate Corporation ...........................        9,140,200
     52,000   XL Capital Ltd., Class A .......................        4,906,200
                                                                 --------------
                                                                     20,773,900
                                                                 --------------
              Total Financials ...............................      118,837,183
                                                                 --------------
 HEALTH CARE - 6.6%

   HEALTH CARE EQUIPMENT & Services - 0.8%
    160,000   Becton Dickinson & Company .....................        5,947,200
                                                                 --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 5.8%
    168,300   Abbott Laboratories ............................        9,079,785
    238,000   Bristol-Myers Squibb Company ...................        6,854,400
     69,200   Johnson & Johnson ..............................        4,419,112
    137,000   Merck & Company Inc. ...........................        7,444,580
    218,500   Mylan Laboratories Inc. ........................        5,785,880
    268,000   Schering-Plough Corporation ....................        7,316,400
                                                                 --------------
                                                                     40,900,157
                                                                 --------------
              Total Health Care ..............................       46,847,357
                                                                 --------------
 INDUSTRIALS - 7.9%

   CAPITAL GOODS - 7.9%
    147,000   Boeing Company .................................        6,556,200
    112,500   Emerson Electric Company .......................        6,006,375
     50,000   General Dynamics Corporation ...................        4,854,500
    202,000   General Electric Company .......................        6,373,100
    260,000   Genuine Parts Company ..........................        8,972,600
    286,000   Honeywell International Inc. ...................       10,490,480
    731,000   Tyco International Ltd. ........................       13,486,950
                                                                 --------------
              Total Industrials ..............................       56,740,205
                                                                 --------------
 INFORMATION TECHNOLOGY - 7.9%

   COMMUNICATIONS EQUIPMENT - 1.5%
    685,000   Motorola Inc. ..................................   $   10,549,000

   COMPUTERS & PERIPHERALS - 1.5%
    320,000   Hewlett-Packard Company ........................        5,472,000
     60,000   International Business Machines
                Corporation ..................................        5,025,600
                                                                 --------------
                                                                     10,497,600
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
    369,100   Diebold Inc. ...................................       13,959,362
                                                                 --------------
   IT CONSULTING & SERVICES - 1.5%
    195,000   Electronic Data Systems Corporation ............       10,580,700
                                                                 --------------
   SOFTWARE - 1.5%
    596,000   Computer Associates International Inc. .........       11,085,600
                                                                 --------------
              Total Information Technology ...................       56,672,262
                                                                 --------------
 MATERIALS - 2.3%
    175,000   Alcoa Inc. .....................................        5,955,250
    144,000   Dow Chemical Company ...........................        4,579,200
     68,000   E.I. Du Pont de Nemours & Company ..............        3,026,000
     55,000   PPG Industries, Inc. ...........................        2,877,050
                                                                 --------------
              Total Materials ................................       16,437,500
                                                                 --------------
 TELECOMMUNICATION SERVICES - 3.7%
    142,000   Alltel Corporation .............................        7,029,000
    210,000   AT&T Corporation ...............................        2,755,200
    180,000   SBC Communications Inc. ........................        5,590,800
    280,000   Verizon Communications Inc. ....................       11,230,800
                                                                 --------------
              Total Telecommunication Services ...............       26,605,800
                                                                 --------------
 UTILITIES - 7.2%
    345,000   Duke Energy Corporation ........................       13,223,850
    288,000   El Paso Corporation ............................       11,520,000
    175,000   FPL Group, Inc. ................................       11,110,750
    200,000   NiSource Inc.** ................................        4,420,000
    153,000   Pinnacle West Capital Corporation ..............        6,704,460
    155,000   Southern Company ...............................        4,394,250
                                                                 --------------
              Total Utilities ................................       51,373,310
                                                                 --------------
              Total Common Stocks
                (Cost $464,113,816) ..........................      505,084,477
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS - 9.8%
    277,000   AMB Property Corporation .......................        7,767,080
    120,000   Apartment Investment & Management
                Company, Class A .............................        5,892,000
    135,000   Arden Realty Inc. ..............................        3,800,250
     74,800   CarrAmerica Realty Corporation .................        2,402,576
    169,000   Duke-Weeks Realty Corporation ..................        4,444,700
    336,000   Equity Office Properties Trust .................        9,619,680
    361,000   Equity Residential Properties Trust ............       10,180,200
     83,000   General Growth Properties Inc. .................        3,795,590
    123,500   Health Care Property Investors Inc. ............        5,042,505
    149,500   Hospitality Properties Trust ...................        5,083,000
    117,500   Shurgard Storage Centers Inc., Class A .........        4,141,875
    175,000   Simon Property Group Inc. ......................        5,906,250
    128,000   Taubman Centers Inc. ...........................        1,913,600
                                                                 --------------
              Total Real Estate Investment Trusts
                (Cost $62,761,752) ...........................       69,989,306
                                                                 --------------
  PRINCIPAL
   AMOUNT
  ---------
 CONVERTIBLE SECURITIES - 6.3%
   CONVERTIBLE BONDS AND NOTES - 6.3%
$ 5,500,000   Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004 ........................        5,362,500
  5,400,000   Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005 ........................        5,170,500
  5,550,000   Cypress Semiconductor Corporation,
                Conv. Sub. Deb.,
                3.750% due 07/01/2005** ......................        4,842,375
  1,000,000   Getty Images Inc., Conv. Sub. Note,
                5.000% due 03/15/2007 ........................          907,500
  6,000,000   LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** ......................        5,250,000
  6,250,000   Omnicare Inc., Conv. Bond,
                5.000% due 12/01/2007 ........................        6,007,813
  5,500,000   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 ........................        4,214,375
  2,000,000   Rational Software Corporation, Conv. Sub.
                Note,
                5.000% due 02/01/2007** ......................        1,770,000
  8,000,000   TriQuint Semiconductor, Inc., Conv. Sub.
                Note,
                4.000% due 03/01/2007 ........................        6,170,000
  6,500,000   Vitesse Semiconductor Corporation, Conv.
                Sub. Deb.,
                4.000% due 03/15/2005** ......................        5,013,125
                                                                 --------------
              Total Convertible Bonds and Notes
                (Cost $42,607,303) ...........................       44,708,188
                                                                 --------------
   SHARES
   ------
 CONVERTIBLE PREFERRED STOCKS - 0.0% ***
     40,000   DECS Trust VI, Conv. Pfd.,
                6.250% due 08/16/2004 ........................           48,000
      6,000   Global Crossing Holdings Ltd., Conv. Pfd.,
                (in arrears),
                6.375% due 11/05/2004+,++ ....................            9,750
                                                                 --------------
              Total Convertible Preferred Stocks
                (Cost $3,077,500) ............................           57,750
                                                                 --------------
              Total Convertible Securities
                (Cost $45,684,803) ...........................       44,765,938
                                                                 --------------
  PRINCIPAL
   AMOUNT
  ---------
FIXED INCOME SECURITIES - 6.6%
 CORPORATE BONDS AND NOTES - 5.6%
$ 1,500,000   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 ........................   $    1,616,248
  1,250,000   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 ........................        1,301,560
  2,000,000   Cendant Corporation, Note,
                7.750% due 12/01/2003 ........................        2,035,940
  4,500,000   Cox Enterprises, Inc., Note,
                7.875% due 09/15/2010++.......................        4,534,812
  4,000,000   Erac USA Finance Enterprise Company, Note,
                7.350% due 06/15/2008++.......................        4,177,468
  4,000,000   Federated Department Stores Inc., Sr. Note,
                6.625% due 04/01/2011** ......................        4,028,164
  1,250,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 .......................        1,383,652
  1,165,000   HEALTHSOUTH Corporation, Sr. Note,
                6.875% due 06/15/2005 ........................        1,170,595
  2,000,000   Loral Corporation, Deb.,
                7.625% due 06/15/2025 ........................        2,136,372
  1,000,000   Medpartners Inc., Sr. Note,
                7.375% due 10/01/2006 ........................        1,015,000
  2,500,000   Merrill Lynch & Company Inc., Note,
                6.375% due 10/15/2008 ........................        2,568,965
  1,000,000   Price/Costco Inc., Sr. Note,
                7.125% due 06/15/2005 ........................        1,075,737
  1,750,000   Raytheon Company, Deb.,
                7.200% due 08/15/2027 ........................        1,761,015
  1,500,000   Superior Financial Acquisition Corporation,
                Sr. Note,
                8.650% due 04/01/2003++.......................        1,510,997
  4,000,000   TELUS Corporation, Note,
                8.000% due 06/01/2011** ......................        4,060,548
  2,000,000   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ........................        1,879,424
  2,000,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ........................        2,194,822
  1,000,000   Westinghouse Electric Corporation, Deb.,
                7.875% due 09/01/2023 ........................        1,070,191
                                                                 --------------
              Total Corporate Bonds and Notes
                (Cost $38,900,318) ...........................       39,521,510
                                                                 --------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 0.8%
   FEDERAL HOME LOAN MORTGAGE CORPORATION
     (FHLMC) - 0.8%
  3,611,535   6.500% due 09/01/2030 ..........................        3,662,605
  1,934,424   7.000% due 09/01/2030 ..........................        1,997,246
                                                                 --------------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $5,372,418) ............................        5,659,851
                                                                 --------------
   COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.2%
    (Cost $1,409,392)
  1,406,973   Reilly Mortgage FHA, 1982,
                7.430% due 08/01/2022 ........................        1,485,771
                                                                 --------------
              Total Fixed Income Securities
                (Cost $45,682,128) ...........................       46,667,132
                                                                 --------------
  SHARES
  ------

 WARRANTS - 0.0% ***
  (Cost $45)
      4,500   V2 Music Holdings PLC,
                Expires 04/15/2008+,++........................   $           45
                                                                 --------------
 PRINCIPAL
  AMOUNT
 ---------
REPURCHASE AGREEMENT - 7.4%
   (Cost $52,678,000)
$ 52,678,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $52,680,605 on
                05/01/2002, collateralized by $39,282,527
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $53,799,728) ...................       52,678,000
                                                                 --------------

TOTAL INVESTMENTS (Cost $670,920,544*) ....100.9%                   719,184,898
OTHER ASSETS AND LIABILITIES (NET) ........ (0.9)                    (6,075,902)
                                           -----                 --------------
NET ASSETS ................................100.0%                $  713,108,996
                                           =====                 ==============
------------------

  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $25,785,602, representing 3.6% of the total net assets of the Fund (Collateral Value $26,770,172) (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933.

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
         ADR      --   American Depository Receipt
         (F)      --   Foreign Shares
         FHA      --   Federal Housing Authority
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND

APRIL 30, 2002 (UNAUDITED)

     SHARES                                                           VALUE
     ------                                                           -----

COMMON STOCKS - 97.4%
 CONSUMER DISCRETIONARY - 9.4%
   CONSUMER DURABLES & Apparel - 1.2%
    824,000   Mattel, Inc. ...................................   $   17,007,360
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE - 3.3%
  1,441,000   Carnival Corporation ...........................       47,999,710
                                                                 --------------
   MEDIA - 3.9%
    693,000   Comcast Corporation, Special Class A+ ..........       18,537,750
  1,891,000   Liberty Media Corporation, Series A+ ...........       20,233,700
    354,000   Viacom Inc., Class A+ ..........................       16,684,020
                                                                 --------------
                                                                     55,455,470
                                                                 --------------
   RETAILING - 1.0%
    350,000   Costco Wholesale Corporation+ ..................       14,070,000
                                                                 --------------
              Total Consumer Discretionary ...................      134,532,540
                                                                 --------------
 CONSUMER STAPLES - 11.3%
   FOOD & DRUG RETAILING - 3.8%
  2,408,500   Kroger Company+ ................................       54,841,545
                                                                 --------------
   FOOD, BEVERAGE & TOBACCO - 1.2%
    329,000   PepsiCo Inc. ...................................       17,075,100
                                                                 --------------
   HOUSEHOLD & PERSONAL CARE PRODUCTS - 6.3%
    621,000   Avon Products Inc. .............................       34,682,850
    396,000   Kimberly-Clark Corporation .....................       25,787,520
    339,000   Procter & Gamble Company .......................       30,598,140
                                                                 --------------
                                                                    91,068,510
                                                                 --------------
              Total Consumer Staples .........................      162,985,155
                                                                 --------------
 ENERGY - 8.5%
    513,000   BP Amoco PLC, Sponsored ADR ....................       26,060,400
    582,152   Exxon Mobil Corporation ........................       23,385,046
    533,000   Royal Dutch Petroleum Company (F) ..............       27,854,580
    415,000   Schlumberger Ltd. ..............................       22,721,250
    605,800   Unocal Corporation .............................       22,529,702
                                                                 --------------
              Total Energy ...................................      122,550,978
                                                                 --------------
 FINANCIALS - 23.7%
   BANKS - 11.0%
    472,000   Bank of America Corporation ....................       34,210,560
    753,000   FleetBoston Financial Corporation ..............       26,580,900
    463,000   PNC Financial Services Group ...................       25,534,450
    947,000   Wachovia Corporation ...........................       36,023,880
    707,000   Wells Fargo & Company ..........................       36,163,050
                                                                 --------------
                                                                    158,512,840
                                                                 --------------
   DIVERSIFIED FINANCIALS - 8.4%
    795,000   Citigroup Inc. .................................       34,423,500
    647,000   Freddie Mac ....................................       42,281,450
  1,257,000   J.P. Morgan Chase & Company ....................       44,120,700
                                                                 --------------
                                                                    120,825,650
                                                                 --------------
   INSURANCE - 4.3%
    926,000   Allstate Corporation ...........................   $   36,799,240
    363,000   American International Group Inc. ..............       25,090,560
                                                                 --------------
                                                                     61,889,800
                                                                 --------------
              Total Financials                                      341,228,290
                                                                 --------------
 HEALTH CARE - 12.9%
   HEALTH CARE EQUIPMENT & SERVICES - 4.0%
    413,000   Cardinal Health Inc. ...........................       28,600,250
    785,000   Guidant Corporation+ ...........................       29,516,000
                                                                 --------------
                                                                     58,116,250
                                                                 --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 8.9%
    485,000   Bristol-Myers Squibb Company ...................       13,968,000
    353,600   Johnson & Johnson ..............................       22,580,896
    353,000   Merck & Company Inc. ...........................       19,182,020
  1,357,000   Mylan Laboratories Inc. ........................       35,933,360
    344,000   Pfizer Inc. ....................................       12,504,400
    844,000   Schering-Plough Corporation ....................       23,041,200
                                                                 --------------
                                                                    127,209,876
                                                                 --------------
              Total Health Care ..............................      185,326,126
                                                                 --------------
 INDUSTRIALS - 10.8%
   CAPITAL GOODS - 9.0%
    845,000   Boeing Company .................................       37,687,000
    395,000   General Electric Company .......................       12,462,250
  1,122,000   Honeywell International Inc. ...................       41,154,960
  2,042,000   Tyco International Ltd. ........................       37,674,900
                                                                 --------------
                                                                    128,979,110
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES - 1.8%
    328,000   First Data Corporation .........................       26,072,720
                                                                 --------------
              Total Industrials ..............................      155,051,830
                                                                 --------------
 INFORMATION TECHNOLOGY - 11.1%
   COMMUNICATIONS EQUIPMENT - 2.3%
  2,131,000   Motorola Inc. ..................................       32,817,400
                                                                 --------------
   COMPUTERS & PERIPHERALS - 2.9%
    734,000   Hewlett-Packard Company** ......................       12,551,400
    345,000   International Business Machines
                Corporation ..................................       28,897,200
                                                                 --------------
                                                                     41,448,600
                                                                 --------------
   SOFTWARE - 5.9%
  1,948,000   BMC Software Inc.+ .............................       28,168,080
  1,648,000   Computer Associates International Inc. .........       30,652,800
    490,000   Microsoft Corporation+ .........................       25,607,400
                                                                   ------------
                                                                     84,428,280
                                                                   ------------
              Total Information Technology ...................      158,694,280
                                                                   ------------
   TELECOMMUNICATION SERVICES - 4.1%
    970,000   AT&T Corporation ...............................   $   12,726,400
    885,000   SBC Communications Inc. ........................       27,488,100
    469,000   Verizon Communications Inc. ....................       18,811,590
                                                                 --------------
              Total Telecommunication Services ...............       59,026,090
                                                                 --------------
   UTILITIES - 5.6%
    617,000   Duke Energy Corporation ........................       23,649,610
    409,000   FPL Group, Inc. ................................       25,967,410
    718,000   NiSource Inc.** ................................       15,867,800
    355,000   Pinnacle West Capital Corporation ..............       15,556,100
                                                                 --------------
              Total Utilities ................................       81,040,920
                                                                 --------------
              Total Common Stocks
                (Cost $1,235,783,166) ........................    1,400,436,209
                                                                 --------------
 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                            -----
 REPURCHASE AGREEMENT - 2.8%
  (Cost $39,915,000)
$ 39,915,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $39,916,974 on
                05/01/2002, collateralized by $29,765,026
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $40,764,952) ...................   $   39,915,000

TOTAL INVESTMENTS (Cost $1,275,698,166*) ..100.2%                 1,440,351,209
OTHER ASSETS AND LIABILITIES (NET) ........ (0.2)                    (2,983,597)
                                           -----                 --------------
NET ASSETS ................................100.0%                $1,437,367,612
                                           =====                 ==============
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $12,600,020, representing 0.9% of the total net assets of the Fund (Collateral Value $13,262,600) (note 7).
  + Non-income producing security.

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
              ADR      --     American Depository Receipt
              (F)      --   Foreign Shares
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

WEST COAST EQUITY FUND

APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS - 92.5%
 CONSUMER DISCRETIONARY - 19.3%
   AUTOMOBILES & COMPONENTS - 4.6%
  1,150,418   Monaco Coach Corporation+ ......................   $   33,040,005
    120,400   Superior Industries International, Inc. ........        6,209,028
                                                                 --------------
                                                                     39,249,033
                                                                 --------------
   CONSUMER DURABLES & APPAREL - 3.3%
    137,700   Columbia Sportswear Company+ ...................        5,205,060
    521,350   Cutter & Buck Inc.+ ............................        3,279,291
    184,080   K2 Inc.+ .......................................        1,509,456
    389,900   Mattel, Inc. ...................................        8,047,536
    181,200   Nike Inc., Class B .............................        9,663,396
                                                                 --------------
                                                                     27,704,739
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE - 2.1%
    354,700   Starbucks Corporation+ .........................        8,094,254
  1,282,085   WestCoast Hospitality Corporation ..............        9,615,638
                                                                 --------------
                                                                     17,709,892
                                                                 --------------
   MEDIA - 2.8%
    336,600   Getty Images Inc.+..............................       11,717,046
    112,500   Knight-Ridder, Inc. ............................        7,537,500
    107,700   Univision Communications Inc. ..................        4,303,692
                                                                 --------------
                                                                     23,558,238
                                                                 --------------
   RETAILING - 6.5%
  1,111,825   Building Materials Holding Corporation+ ........       16,688,493
    337,340   Costco Wholesale Corporation+ ..................       13,561,068
  1,204,600   Hollywood Entertainment Corporation+ ...........       24,862,944
                                                                 --------------
                                                                     55,112,505
                                                                 --------------
              Total Consumer Discretionary ...................      163,334,407
                                                                 --------------
 CONSUMER STAPLES - 3.1%
   FOOD & DRUG RETAILING - 3.1%
  1,139,100   Kroger Company+.................................       25,937,307
                                                                 --------------
 ENERGY - 2.3%
    134,000   ChevronTexaco Corporation ......................       11,619,140
    168,000   Nabors Industries, Inc.+** .....................        7,652,400
                                                                 --------------
              Total Energy ...................................       19,271,540
                                                                 --------------
 FINANCIALS - 19.2%
   BANKS - 15.3%
    348,450   Bank of America Corporation ....................       25,255,656
    372,000   Banner Corporation .............................        8,191,068
    154,800   Greater Bay Bancorp ............................        5,184,252
    295,400   KeyCorp ........................................        8,303,694
    573,125   Pacific Northwest Bancorp ......................       16,081,314
  1,124,000   U.S. Bancorp ...................................       26,638,800
    845,006   Washington Federal Inc. ........................       22,071,557
    346,600   Wells Fargo & Company ..........................       17,728,590
                                                                 --------------
                                                                    129,454,931
                                                                 --------------
   DIVERSIFIED FINANCIALS - 0.9%
    650,700   Charles Schwab Corporation .....................   $    7,411,473
                                                                 --------------
   INSURANCE - 3.0%
     57,600   RenaissanceRe Holdings Ltd. ....................        6,750,720
    312,415   StanCorp Financial Group Inc. ..................       18,276,278
                                                                 --------------
                                                                     25,026,998
                                                                 --------------
              Total Financials ...............................      161,893,402
                                                                 --------------
 HEALTH CARE - 7.2%
   HEALTH CARE EQUIPMENT & SERVICES - 4.6%
    357,960   Health Net Inc.+................................       10,613,514
  1,874,400   Orasure Technologies Inc.+......................       13,720,608
    791,563   SonoSite Inc.+..................................       14,683,494
                                                                 --------------
                                                                     39,017,616
                                                                 --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 2.6%
  1,559,300   Corixa Corporation+ ............................        8,560,557
    220,000   Dendreon Corporation+ ..........................          952,600
    478,375   Eden Bioscience Corporation+** .................        1,387,287
     66,700   Genentech, Inc.+ ...............................        2,367,850
    214,270   ICOS Corporation+ ..............................        5,519,595
    120,690   Immunex Corporation+ ...........................        3,275,527
                                                                 --------------
                                                                     22,063,416
                                                                 --------------
              Total Health Care                                      61,081,032
                                                                 --------------
 INDUSTRIALS - 14.1%
   CAPITAL GOODS - 11.0%
    578,933   Boeing Company .................................       25,820,412
    539,430   Electro Scientific Industries Inc.+ ............       16,215,266
    955,000   Greenbrier Companies Inc. ......................        7,067,000
    368,150   PACCAR Inc. ....................................       26,311,680
    303,050   Precision Castparts Corporation ................       10,718,879
    290,500   Tredegar Corporation ...........................        6,666,975
                                                                 --------------
                                                                     92,800,212
                                                                 --------------
   COMMERCIAL SERVICES & Supplies - 1.1%
    352,300   Robert Half International Inc. .................        9,251,398
                                                                 --------------
   TRANSPORTATION - 2.0%
    145,310   Alaska Air Group Inc.+..........................        4,450,845
    212,560   Expeditors International of Washington Inc. ....       12,300,847
                                                                 --------------
                                                                     16,751,692
                                                                 --------------
              Total Industrials ..............................      118,803,302
                                                                 --------------
 INFORMATION TECHNOLOGY - 19.2%
   COMMUNICATIONS EQUIPMENT - 0.5%
    172,696   Avocent Corporation+ ...........................         4,317,400
                                                                 --------------
   COMPUTERS & Peripherals - 3.5%
  1,205,800   Advanced Digital Information
                Corporation+ .................................       10,852,200
    240,300   Hewlett-Packard Company ........................        4,109,130
  1,095,000   InFocus Corporation+ ...........................       14,169,300
                                                                 --------------
                                                                     29,130,630
                                                                 --------------
   ELECTRONIC EQUIPMENT & Instruments - 2.0%
    601,535   Microvision Inc.+ ..............................   $    6,646,962
    469,200   Tektronix Inc.+ ................................       10,322,400
                                                                 --------------
                                                                     16,969,362
                                                                 --------------
   INTERNET SOFTWARE & Services - 1.2%
  1,770,000   Primus Knowledge Solutions Inc.+................        2,088,600
  1,193,000   WatchGuard Technologies, Inc.+..................        7,670,990
                                                                 --------------
                                                                      9,759,590
                                                                 --------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 7.9%
     92,100   Applied Materials, Inc.+ .......................        2,239,872
    189,200   Atmel Corporation ..............................        1,702,800
    495,800   Credence Systems Corporation+ ..................       10,034,992
    609,525   FEI Company ....................................       16,109,746
    230,600   Intel Corporation ..............................        6,597,466
     11,900   KLA-Tencor Corporation+ ........................          701,743
    613,380   Lattice Semiconductor Corporation+** ...........        7,268,553
    109,160   Micron Technology Inc.+ ........................        2,587,092
  1,147,800   Pixelworks Inc.+ ...............................       11,443,566
    360,000   Semitool Inc.+ .................................        5,090,400
    306,640   TriQuint Semiconductor Inc.+ ...................        3,109,329
                                                                 --------------
                                                                     66,885,559
                                                                 --------------
   SOFTWARE - 4.1%
  1,569,600   BSQUARE Corporation+ ...........................       5,350,767
    219,239   Microsoft Corporation+ .........................       11,457,430
  2,334,800   ONYX Software Corporation+ .....................        8,428,628
    666,008   RadiSys Corporation+ ...........................        9,770,337
                                                                 --------------
                                                                     35,007,162
                                                                 --------------
              Total Information Technology ...................      162,069,703
                                                                 --------------
   MATERIALS - 7.1%
  2,053,700   Louisiana-Pacific Corporation ..................       24,028,290
  1,821,730   Oregon Steel Mills Inc.+........................       13,444,367
    460,180   Schnitzer Steel Industries Inc., Class A .......        9,162,184
    230,900   Weyerhaeuser Company ...........................       13,763,949
                                                                 --------------
              Total Materials ................................       60,398,790
                                                                 --------------
   TELECOMMUNICATION SERVICES - 1.0%
    458,550   Metro One Telecommunications Inc.+..............        8,162,190
                                                                 --------------
              Total Common Stocks
                (Cost $610,652,510) ..........................      780,951,673
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS - 2.9%
    506,300   Plum Creek Timber Company Inc., Class A  .......       15,416,835
    260,000   Shurgard Storage Centers Inc., Class A .........        9,165,000
                                                                 --------------
              Total Real Estate Investment Trusts
                (Cost $21,118,756) ...........................       24,581,835
                                                                 --------------

  PRINCIPAL
   AMOUNT                                                             VALUE
  ---------                                                           -----

 REPURCHASE AGREEMENT - 4.5%
   (Cost $38,247,000)
$ 38,247,000  Agreement with Goldman Sachs Group Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $38,248,891 on
                05/01/2002, collateralized by $28,521,181
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $39,061,434) ...................   $   38,247,000
                                                                 --------------
TOTAL INVESTMENTS (Cost $670,018,266*) .... 99.9%                   843,780,508
OTHER ASSETS AND LIABILITIES (NET) ........  0.1                        782,931
                                           -----                 --------------
NET ASSETS ................................100.0%                $  844,563,439
                                           =====                 ==============
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $2,136,921, representing 0.3% of the total net assets of the Fund (Collateral Value $2,418,172) (note 7).
  + Non-income producing security.

                     See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND

APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----

COMMON STOCKS - 87.4%
 CONSUMER DISCRETIONARY - 22.4%
   AUTOMOBILES & COMPONENTS - 0.4%
     49,300   Harley-Davidson, Inc. ..........................   $     2,612,407
                                                                 --------------
   CONSUMER DURABLES & APPAREL - 0.9%
     41,600   Ethan Allen Interiors Inc. .....................        1,714,336
     49,800   Hasbro, Inc. ...................................          795,804
     80,800   Mattel, Inc. ...................................        1,667,712
     25,700   Nike Inc., Class B .............................        1,370,581
      7,685   Stanley Works ..................................          357,199
                                                                 --------------
                                                                       5,905,632
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE - 2.6%
     15,600   Applebee's International, Inc. .................          609,024
     64,200   Brinker International, Inc.+ ...................        2,211,048
    222,400   Carnival Corporation ...........................        7,408,144
     47,000   McDonald's Corporation .........................        1,334,800
    202,400   Royal Caribbean Cruises Ltd. ...................        4,774,616
     27,600   Ruby Tuesday, Inc. .............................          693,312
     13,500   Starwood Hotels & Resorts Worldwide Inc. .......          510,300
                                                                 --------------
                                                                     17,541,244
                                                                 --------------
   MEDIA - 12.9%
     26,800   Adelphia Communications Corporation,
                Class A+** ...................................          161,336
    548,190   AOL Time Warner Inc.+ ..........................       10,426,574
    141,810   Cablevision Systems Corporation-New York
                Group, Class A+** ............................        3,332,535
     71,420   Cablevision Systems Corporation-Rainbow
                Media Group+ .................................        1,578,382
     74,920   Charter Communications Inc., Class A+ ..........          613,595
    136,900   Clear Channel Communications, Inc.+ ............        6,427,455
    501,380   Comcast Corporation, Special Class A+ ..........       13,411,915
     63,940   Cox Communications Inc., Class A+ ..............        2,134,956
     55,400   Fox Entertainment Group, Inc., Class A+ ........        1,307,440
     39,000   Gemstar-TV Guide International, Inc.+ ..........          349,440
     58,100   Hispanic Broadcasting Corporation+ .............        1,558,242
    572,549   Liberty Media Corporation, Series A+ ...........        6,126,274
    104,300   McGraw-Hill Companies, Inc. ....................        6,674,157
    160,800   News Corporation Ltd., Sponsored ADR ...........        4,241,904
     48,400   Omnicom Group Inc. .............................        4,222,416
     35,070   TMP Worldwide Inc.+ ............................        1,058,062
     67,400   Univision Communications Inc.+ .................        2,693,304
     58,575   USA Networks, Inc.+ ............................        1,751,978
    371,958   Viacom Inc., Class B+ ..........................       17,519,222
     69,860   Walt Disney Company ............................        1,619,355
                                                                 --------------
                                                                     87,208,542
                                                                 --------------
   RETAILING - 5.6%
    135,625   Amazon.com Inc.+ ...............................        2,263,581
      7,700   AutoZone, Inc.+ ................................          585,200
     17,900   Bed Bath & Beyond Inc.+ ........................          665,343
     10,600   Best Buy Company, Inc.+ ........................          788,110
     13,300   BJ's Wholesale Club, Inc.+ .....................          593,579
     84,500   Costco Wholesale Corporation+ ..................        3,396,900
     89,177   Dollar Tree Stores, Inc.+ ......................        3,401,211
     25,340   eBay Inc.+ .....................................        1,345,554
     97,690   Home Depot Inc. ................................        4,529,885
     39,700   Kohl's Corporation+ ............................        2,925,890
    107,200   Limited, Inc. ..................................        2,053,952
     23,000   Lowe's Companies, Inc. .........................          972,670
     39,600   Office Depot, Inc.+ ............................          757,944
    102,300   Target Corporation .............................        4,465,395
     73,720   Tiffany & Company ..............................        2,930,370
     22,700   Valuevision International, Inc.+ ...............          428,803
     85,100   Wal-Mart Stores Inc. ...........................        4,753,686
     29,800   Walgreen Company ...............................        1,125,546
                                                                 --------------
                                                                     37,983,619
                                                                 --------------
             Total Consumer Discretionary ....................      151,251,444
                                                                 --------------
 CONSUMER STAPLES - 5.8%
   FOOD & DRUG RETAILING - 1.3%
     86,100   Kroger Company+ ................................        1,960,497
     63,200   Rite Aid Corporation+** ........................          200,344
    104,490   Safeway, Inc.+ .................................        4,383,355
     80,600   Sysco Corporation ..............................        2,338,206
                                                                 --------------
                                                                      8,882,402
                                                                 --------------
   FOOD, BEVERAGE & TOBACCO - 4.0%
    135,000   Anheuser-Busch Companies, Inc. .................        7,155,000
     29,600   Coca-Cola Company ..............................        1,643,096
     77,300   Coca-Cola Enterprises Inc. .....................        1,516,626
     65,800   Dean Foods Company+ ............................        2,435,916
     28,200   Diageo PLC, Sponsored ADR ......................        1,490,370
     49,700   General Mills, Inc. ............................        2,189,285
     17,500   Kellogg Company ................................          628,600
     25,600   Kraft Foods Inc., Class A ......................        1,050,624
     14,900   Loews Corporation-Carolina Group+ ..............          489,018
    147,400   PepsiCo Inc. ...................................        7,650,060
     16,300   Philip Morris Companies Inc. ...................          887,209
                                                                 --------------
                                                                     27,135,804
                                                                 --------------
   HOUSEHOLD & PERSONAL CARE PRODUCTS - 0.5%
     25,800   Estee Lauder Companies Inc., Class A ...........          932,670
     67,600   Gillette Company ...............................        2,398,448
                                                                 --------------
                                                                      3,331,118
                                                                 --------------
              Total Consumer Staples .........................       39,349,324
                                                                 --------------
 ENERGY - 5.0%
     49,100   Amerada Hess Corporation .......................        3,774,808
      6,600   Anadarko Petroleum Corporation .................          355,212
    142,825   BJ Services Company+ ...........................        5,247,391
      5,700   ChevronTexaco Corporation ......................          494,247
     68,700   Encana Corporation .............................        2,157,707
    153,200   Exxon Mobil Corporation ........................        6,154,044
     57,900   Halliburton Company ............................          983,721
      8,420   Murphy Oil Corporation .........................          794,427
     13,900   Nabors Industries, Inc.+ .......................          633,145
     57,600   Noble Drilling Corporation+ ....................        2,496,960
     87,300   Petroleo Brasileiro SA, ADR ....................        2,147,580
     48,600   Rowan Companies, Inc. ..........................        1,233,468
     18,225   Smith International Inc.+ ......................        1,276,661
     20,000   Suncor Energy, Inc. ............................          695,400
     66,700   TotalFinaElf SA, Sponsored ADR .................        5,049,857
     29,800   Varco International, Inc.+ .....................          610,602
                                                                 --------------
              Total Energy ...................................       34,105,230
                                                                 --------------
 FINANCIALS - 13.2%
   BANKS - 1.5%
     48,400   Bank of America Corporation ....................        3,508,032
    110,400   Bank One Corporation ...........................        4,512,048
     29,427   Fifth Third Bancorp ............................        2,018,398
                                                                 --------------
                                                                     10,038,478
                                                                 --------------
   DIVERSIFIED FINANCIALS - 8.3%
     19,100   American Express Company .......................          783,291
     23,300   Capital One Financial Corporation ..............        1,395,437
    184,800   Charles Schwab Corporation .....................        2,104,872
    380,499   Citigroup Inc. .................................       16,475,607
    141,905   E*TRADE Group Inc.+ ............................        1,069,964
     83,975   Fannie Mae .....................................        6,628,147
      9,400   Franklin Resources, Inc. .......................          393,860
    102,100   Freddie Mac ....................................        6,672,235
     66,570   Goldman Sachs Group, Inc. ......................        5,242,387
     18,315   Household International, Inc. ..................        1,067,581
    149,060   J.P. Morgan Chase & Company ....................        5,232,006
     31,000   MBNA Corporation ...............................        1,098,950
     50,200   Merrill Lynch & Company Inc. ...................        2,105,388
    106,500   Morgan Stanley Dean Witter & Company** .........        5,082,180
      5,100   USA Education Inc. .............................          488,835
                                                                 --------------
                                                                     55,840,740
                                                                 --------------
   INSURANCE - 3.4%
     60,345   ACE Ltd. .......................................        2,626,214
     66,170   AFLAC Inc. .....................................        1,978,483
     58,720   Allstate Corporation ...........................        2,333,533
     91,300   American International Group Inc. ..............        6,310,656
      1,590   Berkshire Hathaway, Class B ....................        3,868,470
     13,100   Everest Re Group Ltd. ..........................          889,490
     26,900   St. Paul Companies, Inc. .......................        1,339,889
     42,050   XL Capital Ltd., Class A .......................        3,967,418
                                                                 --------------
                                                                     23,314,153
                                                                 --------------
              Total Financials ...............................       89,193,371
                                                                 --------------
 HEALTH CARE - 13.8%
   HEALTH CARE EQUIPMENT & SERVICES - 5.4%
     12,300   AmerisourceBergen Corporation ..................   $      953,250
     32,500   Anthem, Inc.+ ..................................        2,216,500
     95,600   Applera Corporation-Applied Biosystems
                Group ........................................        1,636,672
     70,200   Baxter International Inc. ......................        3,994,380
      4,000   Biomet, Inc. ...................................          112,920
     22,775   Cardinal Health Inc. ...........................        1,577,169
     82,800   Caremark Rx, Inc.+** ...........................        1,780,200
     14,435   CIGNA Corporation ..............................        1,573,415
     67,000   Covance Inc.+ ..................................        1,344,690
     52,700   HEALTHSOUTH Corporation+ .......................          795,770
     58,000   Humana, Inc.+ ..................................          948,300
     43,515   Laboratory Corporation of America
                Holdings+ ....................................        4,316,688
    158,580   McKesson Corporation ...........................        6,405,046
     40,100   Medtronic Inc. .................................        1,792,069
     37,800   Oxford Health Plans, Inc.+ .....................        1,744,848
     30,600   Stryker Corporation ............................        1,637,406
     44,500   Tenet Healthcare Corporation+ ..................        3,264,965
                                                                 --------------
                                                                     36,094,288
                                                                 --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 8.4%
    105,500   Abbott Laboratories ............................        5,691,725
     25,900   Amgen, Inc.+ ...................................        1,369,592
     34,900   Bristol-Myers Squibb Company ...................        1,005,120
     10,700   Eli Lilly & Company ............................          706,735
     22,640   Forest Laboratories, Inc.+ .....................        1,746,450
    119,345   Genzyme Corporation-General Division+ ..........        4,885,984
     30,800   IDEC Pharmaceuticals Corporation+** ............        1,692,460
    131,100   Johnson & Johnson ..............................        8,372,046
     15,400   Medimmune, Inc.+ ...............................          514,360
     60,455   Millennium Pharmaceuticals Inc.+ ...............        1,206,682
     81,600   Perrigo Company+ ...............................        1,018,368
    470,390   Pfizer Inc. ....................................       17,098,676
     59,300   Pharmacia Corporation ..........................        2,444,939
     72,015   Schering-Plough Corporation ....................        1,966,009
     77,100   Serono SA, ADR+ ................................        1,530,435
     14,750   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR ................................          826,148
     85,950   Wyeth ..........................................        4,899,150
                                                                 --------------
                                                                     56,974,879
                                                                 --------------
              Total Health Care ..............................       93,069,167
                                                                 --------------
 INDUSTRIALS - 5.8%
   CAPITAL GOODS - 3.6%
      5,800   3M Company .....................................          729,640
     16,800   Boeing Company .................................          749,280
     20,100   Dover Corporation ..............................          748,926
      7,100   Eaton Corporation ..............................          600,731
    117,800   General Electric Company .......................        3,716,590
    152,290   Honeywell International Inc. ...................        5,585,997
     32,600   Ingersoll-Rand Company, Class A ................        1,628,370
     15,700   Kadant, Inc.+ ..................................          249,630
     20,800   Northrop Grumman Corporation ...................        2,509,728
    104,015   Raytheon Company ...............................        4,399,835
    178,180   Tyco International Ltd. ........................        3,287,421
                                                                 --------------
                                                                     24,206,148
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES - 2.1%
    129,770   Cendant Corporation+ ...........................        2,334,562
     94,200   Concord EFS, Inc.+ .............................        3,069,978
     44,600   First Data Corporation .........................        3,545,254
     34,000   Paychex, Inc. ..................................        1,269,220
    139,700   Waste Management Inc.** ........................        3,679,698
                                                                 --------------
                                                                     13,898,712
                                                                 --------------
   TRANSPORTATION - 0.1%
     40,900   Canadian Pacific Railway Ltd. ..................          859,857
                                                                 --------------
              Total Industrials ..............................       38,964,717
                                                                 --------------
 INFORMATION TECHNOLOGY - 16.7%
   COMMUNICATIONS EQUIPMENT - 1.6%
     46,000   Adaptec, Inc.+ .................................          676,200
     32,485   Brocade Communications Systems Inc.+** .........          831,291
     30,900   CIENA Corporation+** ...........................          231,441
    366,100   Cisco Systems Inc.+ ............................        5,363,365
     84,900   Extreme Networks, Inc.+ ........................          763,251
    201,600   Lucent Technologies Inc.** .....................          927,360
     20,300   Motorola Inc. ..................................          312,620
     40,000   QUALCOMM Inc.+ .................................        1,206,400
    109,100   Telefonaktiebolaget LM Ericsson, Sponsored
                ADR+ .........................................          271,659
                                                                 --------------
                                                                     10,583,587
                                                                 --------------
   COMPUTERS & PERIPHERALS - 0.4%
     59,200   Apple Computer, Inc.+ ..........................        1,436,784
     64,000   Dell Computer Corporation+ .....................        1,685,760
                                                                 --------------
                                                                      3,122,544
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
    108,010   Celestica Inc.+ ................................        2,991,877
    369,925   Flextronics International Ltd.+ ................        5,123,461
     35,400   Mettler-Toledo International, Inc.+ ............        1,361,130
     19,500   Millipore Corporation ..........................          779,025
     46,800   PerkinElmer, Inc. ..............................          599,040
    259,400   Sanmina-SCI Corporation+ .......................        2,697,760
    117,100   Vishay Intertechnology, Inc.+ ..................        2,575,029
                                                                 --------------
                                                                     16,127,322
                                                                 --------------
   INTERNET SOFTWARE & SERVICES - 0.2%
     32,500   BEA Systems, Inc.+ .............................          350,139
     53,000   Check Point Software Technologies Ltd.+ ........          961,950
                                                                 --------------
                                                                      1,312,089
                                                                 --------------
   IT CONSULTING & SERVICES - 0.5%
     84,475   Accenture Ltd.+ ................................   $    1,811,144
     16,400   Affiliated Computer Services, Inc.+ ............          886,748
     12,160   Electronic Data Systems Corporation ............          659,802
                                                                 --------------
                                                                      3,357,694
                                                                 --------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 6.2%
    106,910   Analog Devices Inc.+ ...........................        3,951,394
     65,600   Applied Materials, Inc.+ .......................        1,595,392
     48,690   ASML Holding NV (F)+ ...........................        1,087,248
     40,900   Atmel Corporation+ .............................          368,100
     18,375   Broadcom Corporation, Class A+ .................          633,937
    126,200   Cypress Semiconductor Corporation+ .............        2,810,474
    303,800   Intel Corporation ..............................        8,691,718
     63,100   International Rectifier Corporation+ ...........        2,910,172
     32,600   Linear Technology Corporation ..................        1,266,836
     25,035   Maxim Integrated Products Inc.+ ................        1,246,743
    118,500   Micron Technology Inc.+ ........................        2,808,450
    132,840   National Semiconductor Corporation+ ............        4,187,117
     16,000   Novellus System, Inc.+ .........................          758,400
     11,350   NVIDIA Corporation+ ............................          395,093
    117,300   RF Micro Devices, Inc.+** ......................        2,041,020
      7,200   Samsung Electronics Company Ltd.,
                GDR++ ........................................        1,062,710
     85,600   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR+ .................        1,515,120
    103,700   Texas Instruments Inc. .........................        3,207,441
     56,700   United Microelectronics Corporation, ADR+ ......          572,670
    119,500   Vitesse Semiconductor Corporation+** ...........          714,610
                                                                 --------------
                                                                     41,824,645
                                                                 --------------
   SOFTWARE - 5.4%
     22,400   Adobe Systems Inc. .............................          895,104
    105,900   Cadence Design Systems, Inc.+ ..................        2,168,832
    146,835   Electronic Arts Inc.+ ..........................        8,670,607
     17,925   Intuit Inc.+ ...................................          702,301
    331,300   Microsoft Corporation+ .........................       17,313,738
     69,000   Oracle Corporation+ ............................          692,760
     73,700   PeopleSoft Inc.+ ...............................        1,707,629
      6,700   Reynolds and Reynolds Company, Class A .........          194,032
     57,800   SAP AG, Sponsored ADR ..........................        1,884,280
     24,100   Siebel Systems, Inc.+ ..........................          582,979
     56,000   VERITAS Software Corporation+ ..................        1,587,040
                                                                 --------------
                                                                     36,399,302
                                                                 --------------
              Total Information Technology ...................      112,727,183
                                                                 --------------
   MATERIALS - 1.3%
     36,900   Air Products & Chemicals, Inc. .................        1,773,045
     51,000   International Flavors & Fragrances, Inc. .......        1,642,200
     57,600   International Paper Company ....................        2,386,368
     47,700   Praxair, Inc. ..................................        2,723,670
                                                                 --------------
              Total Materials ................................        8,525,283
                                                                 --------------
   TELECOMMUNICATION SERVICES - 1.8%
    647,683   Nokia Oyj, Sponsored ADR .......................   $   10,531,326
     24,500   Sprint Corporation-FON Group ...................          388,325
     27,200   Sprint Corporation-PCS Group+ ..................          304,912
     77,100   Vodafone Group PLC, Sponsored ADR ..............        1,249,020
     33,700   WorldCom Inc.-WorldCom Group+ ..................           83,542
                                                                 --------------
              Total Telecommunication Services ...............       12,557,125
                                                                 --------------
   UTILITIES - 1.6%
     31,900   Calpine Corporation+** .........................          350,900
    109,700   Duke Energy Corporation ........................        4,204,801
    137,200   El Paso Corporation ............................        5,488,000
     11,000   Philadelphia Suburban Corporation ..............          265,100
     36,200   Williams Companies, Inc. .......................          691,420
                                                                 --------------
              Total Utilities ................................       11,000,221
                                                                 --------------
              Total Common Stocks
                (Cost $603,873,563) ..........................      590,743,065
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS - 0.6%
     59,100   Boston Properties, Inc. ........................        2,303,718
    158,900   Host Marriott Corporation ......................        1,892,499
                                                                 --------------
              Total Real Estate Investment Trusts
                (Cost $4,065,868) ............................        4,196,217
                                                                 --------------
 INVESTMENT COMPANY SECURITY - 0.3%
   (Cost $1,926,020)
     19,729   iShares Russell 2000 Index Fund ................        1,998,548
                                                                 --------------
 PREFERRED STOCK - 0.2%
   (Cost $1,264,039)
     53,600   News Corporation Ltd., Sponsored ADR ...........        1,187,776
                                                                 --------------
  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----

 U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 1.5%
   (Cost $9,995,925)
     FEDERAL HOME LOAN BANK (FHLB) - 1.5%
$ 10,000,000  1.630% due 05/10/2002+++ .......................        9,995,925
                                                                 --------------
 COMMERCIAL PAPER - 0.6%
   (Cost $4,200,000)
  4,200,000   General Electric Credit Corporation,
                1.900% due 05/01/2002+++ .....................        4,200,000
                                                                 --------------
 REPURCHASE AGREEMENT - 9.5%
   (Cost $64,501,000)
  64,501,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $64,504,189 on
                05/01/2002, collateralized by $48,099,059
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $65,874,488) ...................       64,501,000
                                                                 --------------
TOTAL INVESTMENTS (Cost $689,826,415*) ....100.1%                   676,822,531
OTHER ASSETS AND LIABILITIES (NET) ........ (0.1)                      (966,831)
                                           -----                 --------------
NET ASSETS ................................100.0%                $  675,855,700
                                           =====                 --------------
-----------------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $9,859,578, representing 1.5% of the total net assets of the Fund (Collateral Value $10,062,100) (note 7).
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of
    1933.
+++ Rate represents annualized yield at date of purchase.

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                      -------------------------------------
                                                                        NET
                                                       IN           UNREALIZED
 EXPIRATION         LOCAL           VALUE IN        EXCHANGE       APPRECIATION
    DATE           CURRENCY           U.S. $       FOR U.S. $      OF CONTRACTS
----------      --------------     ----------     -----------    ---------------
05/10/2002      EUR  7,750,000      6,981,065       6,820,477         $ 160,588
05/10/2002      JPY 51,000,000        397,385         381,346            16,039
05/24/2002      EUR  5,385,000      4,847,767       4,716,219           131,548
05/24/2002      JPY 58,500,000        456,170         443,793            12,377
06/21/2002      EUR 14,200,000     12,768,535      12,339,049           429,486
                                                                      ---------
                                                                      $ 750,038
                                                                      ---------

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                      -----------------------------------
                                                                        NET
                                                       IN           UNREALIZED
 EXPIRATION          LOCAL           VALUE IN        EXCHANGE      APPRECIATION
    DATE            CURRENCY           U.S. $       FOR U.S. $     OF CONTRACTS
----------      ---------------     ----------     -----------    --------------
05/10/2002      EUR   7,750,000      6,981,067       6,967,863        $ (13,204)
05/10/2002      JPY  51,000,000        397,384         422,535           25,151
05/24/2002      EUR   7,825,000      7,044,341       6,899,852         (144,489)
05/24/2002      JPY  58,500,000        456,169         471,345           15,176
06/21/2002      EUR  14,250,000     12,813,495      12,432,651         (380,844)
                                                                      ---------
                                                                      $(498,210)
                                                                      ---------
Net Unrealized Appreciation of Forward Foreign
   Currency Contracts ........................................        $ 251,828
                                                                      =========

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
         ADR      --   American Depository Receipt
         EUR      --   Euro
         (F)      --   Foreign Shares
         GDR      --   Global Depository Reciept
         JPY      --   Japanese Yen
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MID CAP STOCK FUND

APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----

COMMON STOCKS - 92.5%
 CONSUMER DISCRETIONARY - 11.6%
   CONSUMER DURABLES & APPAREL - 6.6%
    146,000   Jones Apparel Group Inc.+ ......................   $    5,686,700
    375,000   Mattel, Inc. ...................................        7,740,000
    115,000   Nike Inc., Class B .............................        6,132,950
                                                                 --------------
                                                                     19,559,650
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE - 3.1%
     97,000   Papa John's International, Inc.+ ...............        3,016,700
    100,000   Tricon Global Restaurants Inc.+ ................        6,306,000
                                                                 --------------
                                                                      9,322,700
                                                                 --------------
   RETAILING - 1.9%
    266,000   J.C. Penney Company, Inc.
                (Holding Company)** ..........................        5,782,840
                                                                 --------------
              Total Consumer Discretionary ...................       34,665,190
                                                                 --------------
 CONSUMER STAPLES - 7.4%
   FOOD, BEVERAGE & Tobacco - 3.7%
    144,000   Dean Foods Company+ ............................        5,330,880
     83,000   Hershey Foods Corporation ......................        5,644,000
                                                                 --------------
                                                                     10,974,880
                                                                 --------------
   HOUSEHOLD & PERSONAL CARE PRODUCTS - 3.7%
     92,000   Avon Products Inc. .............................        5,138,200
    161,500   Estee Lauder Companies Inc., Class A** .........        5,838,225
                                                                 --------------
                                                                     10,976,425
                                                                 --------------
              Total Consumer Staples .........................       21,951,305
                                                                 --------------
 ENERGY - 6.3%
    152,000   Baker Hughes Inc. ..............................        5,727,360
    304,000   Ocean Energy Inc. ..............................        6,505,600
     39,200   Phillips Petroleum Company .....................        2,344,552
    114,000   Unocal Corporation .............................        4,239,660
                                                                 --------------
              Total Energy ...................................       18,817,172
                                                                 --------------
 FINANCIALS - 19.0%
   BANKS - 9.4%
    100,000   Astoria Financial Corporation ..................        3,209,000
    216,000   Charter One Financial Inc. .....................        7,642,080
    105,000   Comerica Inc. ..................................        6,599,250
     90,000   GreenPoint Financial Corporation ...............        4,450,500
    115,000   TCF Financial Corporation ......................        5,985,750
                                                                 --------------
                                                                     27,886,580
                                                                 --------------
   DIVERSIFIED FINANCIALS - 6.0%
    150,000   A.G. Edwards Inc. ..............................        6,138,000
    108,000   Ambac Financial Group Inc. .....................        6,788,880
    104,000   Countrywide Credit Industries, Inc. ............        4,857,840
                                                                 --------------
                                                                     17,784,720
                                                                 --------------
   INSURANCE - 3.6%
    155,000   Fidelity National Financial, Inc. ..............   $    4,781,750
     75,500   The PMI Group Inc. .............................        6,124,560
                                                                 --------------
                                                                     10,906,310
                                                                 --------------
              Total Financials ...............................       56,577,610
                                                                 --------------
 HEALTH CARE - 12.2%
   HEALTH CARE EQUIPMENT & SERVICES - 10.0%
     84,000   AmerisourceBergen Corporation** ................        6,510,000
    249,000   Covance Inc.+ ..................................        4,997,430
    107,000   Express Scripts Inc., Class A+ .................        6,763,470
    130,000   Guidant Corporation+ ...........................        4,888,000
    433,000   HEALTHSOUTH Corporation+ .......................        6,538,300
                                                                 --------------
                                                                     29,697,200
                                                                 --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 2.2%
    247,000   Mylan Laboratories Inc. ........................        6,540,560
                                                                 --------------
              Total Health Care ..............................       36,237,760
                                                                 --------------
 INDUSTRIALS - 11.2%
   CAPITAL GOODS - 6.2%
    261,000   Federal Signal Corporation .....................        6,003,000
    103,000   Lockheed Martin Corporation ....................        6,478,700
    103,000   Teleflex Inc. ..................................        5,820,530
                                                                 --------------
                                                                     18,302,230
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES - 5.0%
     75,000   Amdocs Ltd.+ ...................................        1,629,750
     70,000   Convergys Corporation+ .........................        1,936,900
    278,000   IMS Health Inc. ................................        5,729,580
    288,000   Republic Services Inc.+ ........................        5,702,400
                                                                 --------------
                                                                     14,998,630
                                                                 --------------
              Total Industrials ..............................       33,300,860
                                                                 --------------
 INFORMATION TECHNOLOGY - 16.4%
   COMMUNICATIONS EQUIPMENT - 1.5%
    271,600   CommScope Inc.+ ................................        4,313,008
                                                                 --------------
   COMPUTERS & PERIPHERALS - 2.1%
    339,500   Electronics for Imaging Inc.+ ..................        6,080,445
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
    195,000   Arrow Electronics Inc.+ ........................        5,148,000
     54,000   Diebold Inc. ...................................        2,042,280
                                                                 --------------
                                                                      7,190,280
                                                                 --------------
   IT CONSULTING & SERVICES - 2.1%
    380,000   Acxiom Corporation+ ............................        6,319,400
                                                                 --------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.9%
    128,000   Microchip Technology Inc.+ .....................        5,696,000
                                                                 --------------
   SOFTWARE - 6.4%
    383,000   BMC Software Inc.+ .............................        5,538,180
    264,700   PeopleSoft Inc.+ ...............................        6,133,099
    117,000   Synopsys Inc.+ .................................        5,277,870
    135,000   Systems & Computer Technology
                Corporation+ .................................        2,099,250
                                                                 --------------
                                                                     19,048,399
                                                                 --------------
              Total Information Technology ...................       48,647,532
                                                                 --------------
   TELECOMMUNICATION SERVICES - 2.2%
    163,000   United States Cellular Corporation+ ............        6,438,500
                                                                 --------------
   UTILITIES - 6.2%
    101,000   FPL Group, Inc. ................................        6,412,490
    265,600   NiSource Inc. ..................................        5,869,760
    138,000   Pinnacle West Capital Corporation ..............        6,047,160
                                                                 --------------
              Total Utilities ................................       18,329,410
                                                                 --------------
              Total Common Stocks
                (Cost $217,453,455) ..........................      274,965,339
                                                                 --------------
  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
 REPURCHASE AGREEMENT - 7.3%
   (Cost $21,752,000)
$ 21,752,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $21,753,076 on
                05/01/2002, collateralized by $16,220,690
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $22,215,188) ...................   $   21,752,000
                                                                 --------------
TOTAL INVESTMENTS (Cost $239,205,455*) .... 99.8%                   296,717,339
OTHER ASSETS AND LIABILITIES (NET) ........  0.2                        548,914
                                           -----                 --------------
NET ASSETS ................................100.0%                $  297,266,253
                                           =====                 ==============
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $7,695,252, representing 2.6% of the total net assets of the Fund (Collateral Value $7,797,096) (note 7).
  + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SMALL CAP STOCK FUND

APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS - 99.4%
 CONSUMER DISCRETIONARY - 18.3%
   CONSUMER DURABLES & APPAREL - 4.7%
    363,650   Cutter & Buck Inc.+ ............................   $    2,287,358
    248,755   K2 Inc.+ .......................................        2,039,791
    278,400   Quiksilver Inc.+ ...............................        6,792,960
                                                                 --------------
                                                                     11,120,109
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE - 5.5%
    604,700   Intrawest Corporation ..........................       11,211,138
    245,240   WestCoast Hospitality Corporation+ .............        1,839,300
                                                                 --------------
                                                                     13,050,438
                                                                 --------------
   MEDIA - 5.1%
    299,200   Getty Images Inc.+ .............................       10,415,152
    366,200   Sirius Satellite Radio Inc.+** .................        1,644,238
                                                                 --------------
                                                                     12,059,390
                                                                 --------------
   RETAILING - 3.0%
    474,500   Building Materials Holding Corporation+ ........        7,122,245
                                                                 --------------
              Total Consumer Discretionary ...................       43,352,182
                                                                 --------------
 CONSUMER STAPLES - 1.0%
   FOOD & DRUG RETAILING - 1.0%
     51,900   Whole Foods Market, Inc.+ ......................        2,426,844
                                                                 --------------
 ENERGY - 1.5%
    194,462   Hanover Compressor Company+** ..................        3,665,609
                                                                 --------------
 FINANCIALS - 4.3%
   DIVERSIFIED FINANCIALS - 4.3%
    318,817   American Capital Strategies Ltd. ...............       10,224,461
                                                                 --------------
 HEALTH CARE - 17.9%
   HEALTH CARE EQUIPMENT & Services - 2.7%
    337,071   SonoSite Inc.+                                          6,252,667
                                                                 --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 15.2%
    910,350   Corixa Corporation+ ............................        4,997,821
     84,200   CuraGen Corporation+ ...........................          726,646
  1,272,100   Dendreon Corporation+ ..........................        5,508,193
    356,900   DUSA Pharmaceuticals Inc.+ .....................        1,409,755
    212,900   Emisphere Technologies Inc.+ ...................        3,261,628
     29,980   ICOS Corporation+ ..............................          772,285
    436,900   Incyte Genomics Inc.+ ..........................        3,586,949
    107,500   Medicis Pharmaceutical Corporation,
                Class A+ .....................................        5,756,625
     31,400   Neose Technologies Inc.+ .......................          752,972
    592,800   Pain Therapeutics Inc.+ ........................        5,957,640
    335,850   Pharmacyclics Inc.+ ............................        2,065,478
    116,900   Zymogenetics Inc.+ .............................        1,367,730
                                                                 --------------
                                                                     36,163,722
                                                                 --------------
              Total Health Care                                      42,416,389
                                                                 --------------
 INDUSTRIALS - 7.1%
   CAPITAL GOODS - 1.5%
    119,920   Electro Scientific Industries Inc.+ ............      $ 3,604,795
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES - 3.9%
    678,200   Edison Schools Inc.+ ...........................        3,479,166
    579,995   First Consulting Group Inc.+ ...................        5,219,955
  3,305,900   PeoplePC Inc.+ .................................          528,944
                                                                 --------------
                                                                      9,228,065
                                                                 --------------
   TRANSPORTATION - 1.7%
     70,900   Expeditors International of Washington Inc. ....        4,102,983
                                                                 --------------
              Total Industrials ..............................       16,935,843
                                                                 --------------
 INFORMATION TECHNOLOGY - 46.1%
   COMPUTERS & PERIPHERALS - 1.7%
    449,300   Advanced Digital Information Corporation+ ......        4,043,700
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
    199,280   Microvision Inc.+ ..............................        2,202,044
                                                                 --------------
   INTERNET SOFTWARE & SERVICES - 9.9%
  2,444,125   Click2Learn Inc.+** ............................        7,613,449
  2,529,600   Corillian Corporation+ .........................        7,361,136
    735,300   Interwoven, Inc.+ ..............................        3,102,966
  3,628,400   Intraware Inc.+ ................................        4,245,228
    984,000   Primus Knowledge Solutions Inc.+ ...............        1,161,120
                                                                 --------------
                                                                     23,483,899
                                                                 --------------
   IT CONSULTING & SERVICES - 5.2%
    154,700   Cognizant Technology Solutions
                Corporation+ .................................        7,270,900
  2,346,600   Lionbridge Technologies, Inc.+ .................        5,115,588
                                                                 --------------
                                                                     12,386,488
                                                                 --------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 9.3%
    365,150   Credence Systems Corporation+ ..................        7,390,636
    281,400   FEI Company+ ...................................        7,437,402
     75,800   Lattice Semiconductor Corporation+ .............          898,230
    649,600   Pixelworks Inc.+ ...............................        6,476,512
                                                                 --------------
                                                                     22,202,780
                                                                 --------------
   SOFTWARE - 19.1%
  2,234,000   BSQUARE Corporation+ ...........................        7,615,706
    669,700   Digimarc Corporation+ ..........................       10,025,409
    330,700   E.piphany, Inc.+ ...............................        1,990,814
    374,450   Made2Manage Systems Inc.+ ......................        2,227,978
    328,689   NetIQ Corporation+ .............................        7,372,494
    758,600   Nuance Communications Inc.+ ....................        4,248,160
  2,554,700   ONYX Software Corporation+ .....................        9,222,467
    381,462   Peregrine Systems Inc.+ ........................        2,613,015
                                                                 --------------
                                                                     45,316,043
                                                                 --------------
              Total Information Technology ...................      109,634,954
                                                                 --------------
   TELECOMMUNICATION SERVICES - 3.2%
  1,585,600   Gilat Satellite Networks Ltd.+** ...............   $    3,171,200
  1,979,980   Latitude Communications Inc.+ ..................        4,454,955
                                                                 --------------
              Total Telecommunication Services ...............        7,626,155
                                                                 --------------
              Total Common Stocks
                (Cost $367,611,634) ..........................      236,282,437
                                                                 --------------
  PRINCIPAL
   AMOUNT
  ---------
 REPURCHASE AGREEMENT - 1.7%
   (Cost $4,015,000)
$ 4,015,000   Agreement with Goldman Sachs Group Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $4,015,199 on 5/1/2002,
                collateralized by $2,994,027 U.S.
                Treasury Bonds, having various interest
                rates and maturities
                (Market Value $4,100,496) ....................   $    4,015,000
                                                                 --------------
TOTAL INVESTMENTS (Cost $371,626,634*) ....101.1%                   240,297,437
OTHER ASSETS AND LIABILITIES (NET) ........ (1.1)                    (2,699,346)
                                           -----                 --------------
NET ASSETS ................................100.0%                $  237,598,091
                                           =====                 ==============

  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $6 420 575, representing 2.7% of the total net assets of the Fund (Collateral Value $7,707,278) (note 7).
  + Non-income producing security.
 ++ Investments in the Information Technology sector as of April 30, 2002 are
    46.1% of the total net assets of the Fund (note 9).

                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INTERNATIONAL GROWTH FUND

APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS - 93.1%
   JAPAN - 21.2%+++
     13,900   ACOM Company Ltd.++ ............................   $    1,060,904
     18,610   Advantest Corporation ..........................        1,340,673
     53,000   AEON Company Ltd. ..............................        1,370,405
      8,550   Aiful Corporation++ ............................          593,306
     21,800   Chubu Electric Power Company Inc. ..............          328,358
     61,000   Chugai Pharmaceutical Company Ltd.** ...........          728,769
    101,000   Daiwa Securities Group Inc. ....................          692,998
      6,500   Fuji Soft ABC Inc. .............................          234,891
      4,300   Hirose Electric Company Ltd. ...................          336,565
     84,000   Hitachi Ltd. ...................................          622,149
     11,700   Hoya Corporation ...............................          871,121
    103,000   Japan Airlines Company Ltd. ....................          284,774
        105   Japan Telecom Company Ltd. .....................          310,748
      3,110   Keyence Corporation ............................          629,508
      4,200   Matsushita Communication Industrial
                Company Ltd. .................................          159,626
     99,000   Mitsubishi Estate Company Ltd. .................          717,056
    160,000   Mitsubishi Heavy Industries Ltd. ...............          507,165
    210,000   Mitsubishi Motors Corporation+ .................          621,495
    117,000   Mitsui Fudosan Company Ltd. ....................          918,504
    217,000   Mitsui Sumitomo Insurance Company Ltd. .........        1,068,099
     12,700   Murata Manufacturing Company Ltd. ..............          804,135
    195,000   NEC Corporation ................................        1,503,504
    103,000   Nikko Cordial Corporation ......................          465,265
     63,200   Nikon Corporation** ............................          825,439
     15,200   Nintendo Company Ltd. ..........................        2,130,840
         70   Nippon Telegraph & Telephone Corporation .......          275,312
    267,000   Nissan Motor Company Ltd. ......................        2,054,485
      6,400   Nitto Denko Corporation ........................          210,841
     64,000   Nomura Securities Company Ltd. .................          892,212
        161   NTT DoCoMo Inc.** ..............................          407,515
        644   NTT DoCoMo Inc., New+ ..........................        1,640,093
     11,500   Promise Company Ltd. ...........................          606,347
      7,200   Rohm Company Ltd. ..............................        1,073,831
     23,000   Sankyo Company Ltd. ............................          350,195
     78,000   Sekisui House Ltd. .............................          536,402
        400   Shimamura Company Ltd. .........................           27,726
     16,800   Shin-Etsu Chemical Company Ltd. ................          692,149
     67,000   Shionogi & Company Ltd. ........................          979,953
     34,890   Sony Corporation ...............................        1,874,929
     72,000   Sumitomo Realty & Development
                Company Ltd. .................................          358,318
     60,000   Suzuki Motor Corporation .......................          721,028
     14,300   TDK Corporation ................................          779,595
     18,100   Tokyo Electric Power Company Inc. ..............          329,860
     38,400   Tokyo Electron Ltd. ............................        2,763,363
     97,000   Tokyu Corporation ..............................          321,822
    216,000   Toray Industries Inc. ..........................          624,112
         81   UFJ Holdings, Inc.+** ..........................          200,607
     18,000   Ushio Inc. .....................................          241,121
                                                                 --------------
                                                                     37,088,113
                                                                 --------------
   UNITED KINGDOM - 14.4%
     65,000   ARM Holdings PLC+ ..............................   $      209,341
     39,500   AstraZeneca PLC ................................        1,852,903
     94,800   AstraZeneca PLC (F) ............................        4,441,591
      3,300   AstraZeneca PLC, Sponsored ADR .................          153,615
    118,369   BAE SYSTEMS PLC ................................          602,022
     47,600   Barclays PLC ...................................          416,899
     90,000   BG Group PLC ...................................          401,997
     26,700   BOC Group PLC ..................................          404,663
     82,200   Brambles Industries Ltd., PLC ..................          407,287
    132,200   Centrica PLC ...................................          406,984
     54,100   Compass Group PLC ..............................          336,647
     12,200   Hays PLC .......................................           30,624
     28,200   HBOS PLC .......................................          341,918
    106,416   Lloyds TSB Group PLC ...........................        1,223,582
     78,000   National Grid Group PLC ........................          559,254
     84,300   Pearson PLC ....................................        1,014,745
    104,600   Prudential PLC .................................        1,112,766
     58,200   Reuters Group PLC ..............................          407,112
    101,000   Royal Bank of Scotland Group PLC ...............        2,896,648
     46,000   Shire Pharmaceuticals Group PLC+ ...............          341,212
     98,740   Smiths Group PLC ...............................        1,166,980
     19,900   Standard Chartered PLC .........................          245,052
    110,800   Tate & Lyle PLC ................................          574,829
    194,000   TI Automotive Ltd., Class A+ ...................                0
     80,000   Unilever PLC ...................................          732,148
  3,104,819   Vodafone Group PLC .............................        5,011,056
                                                                 --------------
                                                                     25,291,875
                                                                 --------------
   NETHERLANDS - 8.5%
     44,658   ABN AMRO Holding NV ............................          885,281
    120,893   Aegon NV .......................................        2,777,796
      5,000   ASML Holding NV+ ...............................          113,535
     66,000   ASML Holding NV (F)+ ...........................        1,473,780
      5,900   Hagemeyer NV ...................................          116,693
     20,875   Heineken Holding NV, Class A ...................          705,181
     48,750   Heineken NV** ..................................        2,196,361
     15,900   ING Groep NV ...................................          419,782
      4,600   Koninklijke (Royal) Philips Electronics NV .....          142,646
     41,500   Koninklijke (Royal) Philips Electronics
                NV (F) .......................................        1,281,508
     45,400   Royal Dutch Petroleum Company ..................        2,405,427
      4,500   Royal Dutch Petroleum Company (F) ..............          235,170
     20,400   STMicroelectronics NV ..........................          628,116
      8,100   STMicroelectronics NV (F) ......................          251,804
     12,000   Unilever NV ....................................          773,119
     14,700   VNU NV .........................................          443,732
                                                                 --------------
                                                                     14,849,931
                                                                 --------------
   SWITZERLAND - 7.8%
     57,272   Compagnie Financiere Richemont AG,
                A Units ......................................        1,299,137
     18,565   Credit Suisse Group ............................          661,763
      6,586   Holcim Ltd., Class B** .........................        1,524,435
      8,050   Nestle SA** ....................................        1,903,050
     55,525   Novartis AG** ..................................      $ 2,328,807
      9,000   Roche Holding AG** .............................          681,898
     29,979   Swiss Reinsurance Company** ....................        3,025,453
      4,581   Swisscom AG** ..................................        1,367,138
     17,856   UBS AG .........................................          860,777
                                                                 --------------
                                                                     13,652,458
                                                                 --------------
   FRANCE - 6.8%
     12,200   Accor SA .......................................          493,149
     17,500   Altadis SA .....................................          370,092
     61,200   Bouygues SA++ ..................................        1,847,376
     11,700   Compagnie Generale des Etablissements,
                Class B ......................................          453,329
      6,500   Essilor International SA .......................          264,500
      4,800   Groupe Danone ..................................          635,796
      6,900   L'Air Liquide SA ...............................        1,068,147
     19,700   Renault SA .....................................          913,294
     56,300   Sanofi-Synthelabo SA ...........................        3,604,388
     10,100   Schneider Electric SA ..........................          487,349
     13,200   Societe Television Francaise 1 .................          375,855
     41,700   Vivendi Universal SA ...........................        1,329,767
                                                                 --------------
                                                                     11,843,042
                                                                 --------------
   HONG KONG - 4.4%+++
    600,000   Amoy Properties Ltd. ...........................          673,151
    179,000   Cheung Kong Holdings Ltd. ......................        1,704,130
    265,500   China Mobile (Hong Kong) Ltd.+ .................          869,779
     54,300   Hang Seng Bank Ltd. ............................          621,386
    139,200   Hutchison Whampoa Ltd. .........................        1,222,596
    506,000   Johnson Electric Holdings Ltd. .................          765,572
    220,000   Li & Fung Ltd. .................................          352,603
    458,000   Shangri-La Asia Ltd.++ .........................          440,433
    172,300   Swire Pacific Ltd., Class A ....................        1,031,705
                                                                 --------------
                                                                      7,681,355
                                                                 --------------
   GERMANY - 4.3%
     14,000   Aixtron AG** ...................................          220,762
      1,200   Allianz AG .....................................          282,702
     28,200   Bayerische Motoren Werke (BMW) AG** ............        1,118,303
     47,500   DaimlerChrysler AG** ...........................        2,203,389
     16,300   Deutsche Telekom AG** ..........................          216,493
     10,400   Epcos AG .......................................          422,451
     22,500   Infineon Technologies AG+ ......................          409,537
      1,200   Infineon Technologies, ADR .....................           21,648
     28,300   Metro AG** .....................................          906,536
     14,500   Siemens AG .....................................          882,054
     56,900   ThyssenKrupp AG ................................          860,839
                                                                 --------------
                                                                      7,544,714
                                                                 --------------
   AUSTRALIA - 3.3+++%
     53,300   Australia & New Zealand Banking
                Group Ltd. ...................................          543,185
    319,540   BHP Billiton Ltd. ..............................        1,852,990
     29,900   Brambles Industries Ltd. .......................          161,508
    273,802   Foster's Brewing Group Ltd. ....................          695,380
     55,677   News Corporation Ltd. ..........................          363,524
      2,400   News Corporation Ltd., Sponsored ADR ...........           63,312
    110,534   QBE Insurance Group Ltd.++ .....................          433,848
     30,442   Westpac Banking Corporation Ltd. ...............          265,450
    104,100   WMC Ltd. .......................................          514,795
    125,500   Woolworths Ltd. ................................          884,775
                                                                 --------------
                                                                      5,778,767
                                                                 --------------
   SINGAPORE - 3.1%+++
     56,000   DBS Group Holdings Ltd. ........................          432,743
    135,000   DBS Group Holdings, ADR++ ......................        1,043,212
     52,000   Singapore Airlines Ltd. ........................          401,832
     64,000   Singapore Press Holdings Ltd. ..................          794,834
    409,000   Singapore Technologies Engineering Ltd. ........          474,085
    176,880   Singapore Telecommunications Ltd.
                (AUD)+,++ ....................................          149,109
  1,923,000   Singapore Telecommunications Ltd.
                (USD)+,++ ....................................        1,615,320
     63,000   United Overseas Bank Ltd. (F) ..................          500,745
                                                                 --------------
                                                                      5,411,880
                                                                 --------------
   CANADA - 2.8%
     61,800   Abitibi-Consolidated Inc. ......................          558,676
      8,600   Alcan Inc. .....................................          317,224
     88,100   Bombardier Inc., Class B ** ....................          757,702
     34,000   Inco Ltd.+ .....................................          682,305
      6,400   Magna International Inc., Class A ..............          474,797
     44,800   Nortel Networks Corporation ....................          152,320
      6,800   Suncor Energy Inc. .............................          236,099
     44,500   Thomson Corporation ............................        1,513,308
     16,300   Zarlink Semiconductor Inc.+ ....................          140,188
                                                                 --------------
                                                                      4,832,619
                                                                 --------------
   FINLAND - 2.7%
    212,100   Nokia Oyj ......................................        3,432,464
     11,700   Nokia Oyj, Sponsored ADR .......................          190,242
     34,200   UPM-Kymmene Oyj ................................        1,195,685
                                                                 --------------
                                                                      4,818,391
                                                                 --------------
   SOUTH KOREA - 2.5%+++
     37,560   Hyundai Motor Company Ltd., GDR++** ............          696,738
      8,986   Samsung Electronics Company Ltd. ...............        2,652,642
      7,310   Samsung Electronics Company Ltd.,
                GDR** ........................................        1,073,474
                                                                 --------------
                                                                      4,422,854
                                                                 --------------
   MEXICO - 1.8%
     47,600   America Movil SA de C.V., Series L,
                ADR ..........................................          887,740
     59,100   Telefonos de Mexico SA, Class L,
                Sponsored ADR ................................        2,236,344
                                                                 --------------
                                                                      3,124,084
                                                                 --------------
   IRELAND - 1.7%
     77,992   Allied Irish Banks PLC .........................        1,029,548
     63,460   CRH PLC ........................................        1,100,753
      9,700   Elan Corporation PLC, Sponsored ADR+ ...........          115,236
     48,900   Irish Life & Permanent PLC .....................          665,342
                                                                 --------------
                                                                      2,910,879
                                                                 --------------
   ITALY - 1.5%
     46,800   Assicurazioni Generali SpA .....................        1,131,003
     97,050   Eni SpA ........................................        1,491,004
                                                                 --------------
                                                                      2,622,007
                                                                 --------------
   SPAIN - 1.4%
     66,800   Banco Bilbao Vizcaya Argentaria SA .............          778,879
     53,200   Industria de Diseno Textil SA (Inditex)+ .......        1,097,277
     43,584   Telefonica SA+ .................................          466,555
      5,141   Telefonica SA, Sponsored ADR+ ..................          166,099
                                                                 --------------
                                                                      2,508,810
                                                                 --------------
   TAIWAN - 1.2%+++
     72,435   Asustek Computer Inc., GDR** ...................          247,003
    104,768   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR+ .................        1,854,394
                                                                 --------------
                                                                      2,101,397
                                                                 --------------
   SWEDEN - 1.2%
     51,300   Assa Abloy AB, B Shares** ......................          664,015
     49,500   ForeningsSparbanken AB** .......................          619,037
     23,000   Svenska Handlesbanken AB, A Shares** ...........          348,070
    123,600   Telefonaktiebolaget LM Ericsson,
                B Shares+ ....................................          310,346
     58,000   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR+ ...............................          144,420
                                                                 --------------
                                                                      2,085,888
                                                                 --------------
   NORWAY - 1.0%
     13,300   Norsk Hydro ASA** ..............................          654,256
    128,000   Statoil ASA ....................................        1,088,771
                                                                 --------------
                                                                       1,743,027
                                                                 --------------
   GREECE - 0.4%
     51,500   Hellenic Telecommunications
                Organization SA ..............................          796,312
                                                                 --------------
   RUSSIA - 0.4%
      8,900   OAO Lukoil Holdings, Sponsored ADR .............          641,913
                                                                 --------------
   LUXEMBOURG - 0.3%
     45,300   SES GLOBAL, FDR ................................          457,167
                                                                 --------------
   PORTUGAL - 0.2%
     60,000   Vodafone Telecel-Comunicacoes SA+** ............          433,595
                                                                 --------------
   DENMARK - 0.1%
      4,700   Novo Nordisk A/S, Class B ......................          137,856
                                                                 --------------
   BRAZIL - 0.1%
      4,000   Companhia Vale do Rio Doce, ADR+ ...............          109,160
                                                                 --------------
              Total Common Stocks
                (Cost $171,962,375) ..........................      162,888,094
                                                                 --------------
 PREFERRED STOCK - 0.5%
  (Cost $551,495)
   SOUTH KOREA - 0.5%+++
      6,100   Samsung Electronics Company Ltd. ...............      $   914,493
                                                                 --------------
 CONVERTIBLE PREFERRED STOCK - 0.1%
  (Cost $817,520)
   SOUTH KOREA - 0.1%+++
 90,000,000   Sanwa International Finance Bermuda Trust,
                Conv. Pfd., 1.250%
                due 08/01/2005 (F)+ ..........................          296,145

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
 CONVERTIBLE BOND - 0.1%
   (Cost $126,686)

   LUXEMBOURG - 0.1%
$   131,000   Hellenic Exchangeable Finance SCA , Conv.
                Secured Bond,
                2.000% due 08/02/2005+,++ ....................          126,763
                                                                 --------------
   SHARES
   ------
 RIGHTS - 0.0% ***
  (Cost $0)
   SPAIN - 0.0% ***
     33,550   Telefonica SA ..................................            7,558
                                                                 --------------
  PRINCIPAL
   AMOUNT
  ---------
REPURCHASE AGREEMENT - 6.2%
  (Cost $10,807,000)
  10,807,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $10,807,534 on
                05/01/2002, collateralized by $8,058,891
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $11,037,125) ...................       10,807,000
                                                                 --------------

TOTAL INVESTMENTS (Cost $184,265,076*) ....100.0%                   175,040,053
OTHER ASSETS AND LIABILITIES (NET) ........  0.0                        (55,190)
                                           -----                 --------------
NET ASSETS ................................100.0%                $  174,984,863
                                           =====                 ==============
-------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $19,379,991 representing 11.1% of the total net assets of the Fund (Collateral Value $20,356,598) (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of
    1933.
+++ Investments in the areas of the Pacific Rim as of April 30, 2002 are 36.3% of the total net assets of the Fund (note 9).

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INTERNATIONAL GROWTH FUND

APRIL 30, 2002 (UNAUDITED)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

             U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                         CONTRACTS TO RECEIVE
                      ---------------------------                   NET
                                                                 UNREALIZED
                                                 IN            APPRECIATION/
 EXPIRATION        LOCAL         VALUE IN     EXCHANGE        (DEPRECIATION)
    DATE         CURRENCY        U.S. $       FOR U.S. $        OF CONTRACTS
------------  --------------   -----------  --------------     -------------
05/01/2002     JPY 3,020,557        23,525          23,483         $      42
05/02/2002     AUD    65,164        34,983          35,114              (131)
05/02/2002     EUR    60,891        54,865          54,913               (48)
05/02/2002     GBP    23,685        34,513          34,569               (56)
05/02/2002     JPY 3,018,837        23,513          23,617              (104)
05/03/2002     EUR    76,696        69,104          69,292              (188)
05/03/2002     GBP    24,538        35,755          35,755                 0
05/06/2002     EUR   104,296        94,418          94,418                 0
05/07/2002     EUR    16,608        15,051          15,051                 0
05/08/2002     EUR   726,616       654,580         628,000            26,580
05/08/2002     JPY 3,388,837        26,612          26,612                 0
05/20/2002     EUR 1,358,542     1,223,220       1,174,378            48,842
05/21/2002     EUR 1,293,753     1,164,834       1,124,968            39,866
05/28/2002     EUR   477,517       429,803         422,384             7,419
05/31/2002     CHF   888,066       548,296         517,628            30,668
06/07/2002     EUR   398,004       358,087         344,939            13,148
06/20/2002     CHF   558,360       344,805         342,108             2,697
06/20/2002     HKD 2,668,181       342,084         342,108               (24)
06/24/2002     EUR   601,656       540,938         526,823            14,115
06/27/2002     EUR   753,306       677,201         654,617            22,584
07/03/2002     AUD 1,151,529       615,408         607,562             7,846
07/03/2002     EUR   694,586       624,243         607,838            16,405
07/15/2002     EUR   579,364       520,389         507,692            12,697
07/16/2002     AUD 1,294,235       690,945         682,961             7,984
07/18/2002     EUR 1,253,385     1,125,636       1,097,124            28,512
07/22/2002     EUR   494,346       443,875         436,078             7,797
07/29/2002     EUR 1,720,574     1,544,387       1,540,000             4,387
08/30/2002     EUR 1,283,691     1,150,880       1,090,614            60,266
09/18/2002     EUR 1,960,024     1,756,123       1,700,260            55,863
09/26/2002     EUR   297,563       266,536         262,746             3,790
09/30/2002     EUR 3,032,329     2,715,784       2,612,345           103,439
10/28/2002     EUR 2,308,948     2,065,990       2,061,279             4,711
                                                                   ---------
                                                                   $ 519,107
                                                                   ---------
             U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                         CONTRACTS TO DELIVER
                      ---------------------------                     NET
                                                                   UNREALIZED
                                                   IN            APPRECIATION/
 EXPIRATION         LOCAL         VALUE IN       EXCHANGE        (DEPRECIATION)
    DATE          CURRENCY         U.S. $       FOR U.S. $        OF CONTRACTS
------------  ----------------  -----------  --------------     -------------
05/02/2002     JPY   6,455,760       50,283         50,505         $     222
05/07/2002     JPY   2,916,174       22,682         22,682                 0
05/08/2002     EUR     726,616      654,580        652,574            (2,006)
05/20/2002     JPY 155,376,500    1,211,328      1,174,378           (36,950)
05/21/2002     CAD   1,133,411      721,870        712,300            (9,570)
05/21/2002     JPY  55,124,450      429,778        412,670           (17,108)
05/28/2002     JPY  50,760,150      395,902        422,385            26,483
05/31/2002     JPY 172,834,200    1,348,227      1,288,628           (59,599)
06/07/2002     CAD     548,688      349,368        344,939            (4,429)
06/20/2002     CHF     558,360      344,805        337,815            (6,990)
06/20/2002     HKD   2,668,181      342,084        342,108                24
06/24/2002     JPY  67,854,830      529,943        526,823            (3,120)
06/27/2002     JPY  87,270,540      681,680        654,617           (27,063)
07/03/2002     JPY 161,204,700    1,259,588      1,215,400           (44,188)
07/15/2002     JPY  66,771,750      522,070        507,693           (14,377)
07/16/2002     JPY  90,195,280      705,251        682,961           (22,290)
07/18/2002     JPY 143,838,550    1,124,820      1,097,125           (27,695)
07/22/2002     JPY  56,642,160      443,040        436,078            (6,962)
08/30/2002     JPY 146,507,690    1,148,672      1,090,614           (58,058)
09/18/2002     JPY 218,993,460    1,718,863      1,700,260           (18,603)
09/26/2002     GBP     184,162      266,036        262,747            (3,289)
09/30/2002     JPY 346,868,180    2,724,595      2,612,345          (112,250)
10/28/2002     GBP   1,421,850    2,049,919      2,061,279            11,360
                                                                   ---------
                                                                   $(436,458)
                                                                   ---------
Net Unrealized Appreciation of Forward Foreign
   Currency Contracts .............................................$  82,649
                                                                   =========

AS OF APRIL 30, 2002, SECTOR DIVERSIFICATION WAS AS FOLLOWS:
                                           % OF
        SECTOR DIVERSIFICATION           NET ASSETS                  VALUE
        ----------------------           ----------                  -----
COMMON STOCKS:
Telecommuncation Services ...............   14.1%               $ 24,850,645
Semiconductor Equipment & Products ......   11.1                  19,377,865
Pharmaceuticals & Biotechnology .........    9.0                  15,716,422
Materials ...............................    8.0                  14,016,905
Banks ...................................    8.0                  13,914,783
Insurance ...............................    6.0                  10,497,009
Autos & Transportation ..................    5.3                   9,337,161
Consumer Staples ........................    4.9                   8,585,956
Diversified Financials ..................    4.0                   6,985,113
Media ...................................    3.9                   6,763,357
Energy ..................................    3.7                   6,500,380
Capital Goods ...........................    3.7                   6,399,110
Consumer Durables .......................    3.1                   5,399,123
Real Estate Investment Trusts (REIT's) ..    2.5                   4,371,159
Retail Stores ...........................    2.4                   4,286,718
Other ...................................    3.4                   5,886,388
                                           -----                ------------
TOTAL COMMON STOCKS .....................   93.1                 162,888,094
PREFERRED STOCK .........................    0.5                     914,493
CONVERTIBLE PREFERRED STOCK .............    0.1                     296,145
CONVERTIBLE BOND ........................    0.1                     126,763
RIGHTS ..................................    0.0***                    7,558
REPURCHASE AGREEMENT ....................    6.2                  10,807,000
                                           -----                ------------
TOTAL INVESTMENTS .......................  100.0                 175,040,053
OTHER ASSETS AND LIABILITIES (NET) ......   (0.0)***                 (55,190)
                                           -----                ------------
NET ASSETS ..............................  100.0%               $174,984,863
                                           =====                ============
----------------------
*** Amount represents less than 0.1% of total net assets.


--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
              ADR      --  American Depository Receipt
              AUD      --  Australian Dollar
              CAD      --  Canadian Dollar
              CHF      --  Swiss Franc
              EUR      --  Euro
              (F)      --  Foreign Shares
              FDR      --  Fiduciary Depository Receipt
              GBP      --  Great Britain Pound Sterling
              GDR      --  Global Depository Receipt
              HKD      --  Hong Kong Dollar
              JPY      --  Japanese Yen
              USD      --  United States Dollar
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SHORT TERM INCOME FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
CORPORATE BONDS AND NOTES - 62.0%
   FINANCIAL SERVICES - 15.3%
$ 1,000,000   Bear Stearns Company, Inc., Note,
                6.200% due 03/30/2003 ........................     $  1,027,371
  4,250,000   Boeing Capital Corporation, Sr. Note,
                5.650% due 05/15/2006** ......................        4,296,503
              CIT Group Inc., Sr. Note:
  1,000,000     6.375% due 11/15/2002 ........................          985,895
  1,500,000     7.375% due 04/02/2007 ........................        1,468,398
  2,000,000     7.625% due 08/16/2005 ........................        1,987,500
  3,000,000   Goldman Sachs Group L.P., Note,
                7.800% due 07/15/2002++ ......................        3,032,856
              Household Finance Corporation, Note:
  3,500,000     5.750% due 01/30/2007 ........................        3,453,524
  1,500,000     7.875% due 03/01/2007 ........................        1,608,201
  1,500,000   Merrill Lynch & Company Inc.,
                Series B, Note,
                8.300% due 11/01/2002 ........................        1,545,090
  3,500,000   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 ........................        3,931,039
  1,000,000   Salomon Smith Barney Holdings Inc., Note,
                6.125% due 01/15/2003 ........................        1,024,045
                                                                   ------------
                                                                     24,360,422
                                                                   ------------
   BANKS - 9.3%
  3,000,000   J.P. Morgan Chase & Company, Note,
                5.350% due 03/01/2007 ........................        2,981,583
  3,500,000   MBNA America Bank NA, Note,
                6.500% due 06/20/2006++ ......................        3,572,226
  1,000,000   Northern Trust Company, Sub. Note,
                6.500% due 05/01/2003 ........................        1,034,769
  3,000,000   Wachovia Corporation, Sr. Unsub. Note,
                6.700% due 06/21/2004** ......................        3,166,608
  4,000,000   Wells Fargo & Company, Sr. Note,
                6.500% due 09/03/2002** ......................        4,054,140
                                                                   ------------
                                                                     14,809,326
                                                                   ------------
   INFORMATION TECHNOLOGY - 6.3%
  4,000,000   Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005++ ......................        3,830,000
  3,000,000   Computer Science Corporation, Note,
                6.750% due 06/15/2006 ........................        3,101,571
  1,000,000   Sony Corporation, Unsub. Note,
                6.125% due 03/04/2003 ........................        1,027,450
  2,000,000   Sun Microsystems, Inc., Sr. Note,
                7.000% due 08/15/2002*** .....................        2,017,030
                                                                   ------------
                                                                      9,976,051
                                                                   ------------
   HEALTH CARE - 5.0%
  2,250,000   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006*** .....................        2,288,767
  2,000,000   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008** ......................        1,765,340
  4,000,000   Tenet Healthcare Corporation, Sr. Note,
                5.375% due 11/15/2006 ........................        3,944,480
                                                                   ------------
                                                                      7,998,587
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 4.8%
  3,000,000   Nationwide Health Properties Inc., Note,
                9.750% due 03/20/2008 ........................        3,234,186
  2,750,000   Shurgard Storage Centers Inc., Note,
                7.500% due 04/25/2004 ........................        2,858,784
  1,500,000   Sun Communities Inc., Sr. Note,
                7.625% due 05/01/2003 ........................        1,549,370
                                                                   ------------
                                                                      7,642,340
                                                                   ------------
   TRANSPORTATION - 3.8%
  1,000,000   Norfolk Southern Corporation, Note,
                6.950% due 05/01/2002 ........................        1,000,000
  4,000,000   Southwest Airlines Company, Pass-thru
                Certificates,
                5.496% due 11/01/2006 ........................        3,999,246
  1,000,000   Union Pacific Corporation, Deb.,
                9.625% due 12/15/2002 ........................        1,039,761
                                                                   ------------
                                                                      6,039,007
                                                                   ------------
   CONSUMER STAPLES - 3.4%
  2,000,000   ConAgra Inc., Sr. Note,
                9.875% due 11/15/2005 ........................        2,302,664
  2,000,000   Philip Morris Companies Inc., Note,
                7.500% due 04/01/2004 ........................        2,125,904
  1,000,000   Tyson Foods, Inc., Note,
                6.000% due 01/15/2003 ........................        1,015,744
                                                                   ------------
                                                                      5,444,312
                                                                   ------------
   RETAIL SALES - 3.3%
  3,500,000   Dayton Hudson Corporation, Deb.,
                8.500% due 12/01/2022 ........................        3,705,355
  1,000,000   Dillards, Inc., Note,
                6.430% due 08/01/2004 ........................          988,785
    500,000   Federated Department Stores Inc., Bond,
                6.790% due 07/15/2027 ........................          521,575
    100,000   Wal-Mart Stores Inc., Note,
                6.750% due 05/15/2002 ........................          100,156
                                                                   ------------
                                                                      5,315,871
                                                                   ------------
   UTILITIES - 2.8%
  1,500,000   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ........................        1,409,568
  1,000,000   United Illuminating Company, Note,
                6.000% due 12/15/2003 ........................        1,022,330
  2,000,000   Wisconsin Electric Power Company, Deb.,
                6.625% due 12/01/2002 ........................        2,045,842
                                                                   ------------
                                                                      4,477,740
                                                                   ------------
   OIL & GAS - 2.7%
  2,000,000   El Paso Natural Gas Company, Note,
                6.750% due 11/15/2003 ........................        2,046,138
  1,200,000   PDVSA Finance Ltd., Bond,
                6.450% due 02/15/2004 ........................        1,179,000
  1,000,000   Union Texas Petroleum Holdings, Inc.,
                Series A, MTN,
                6.600% due 12/04/2002 ........................        1,025,128
                                                                   ------------
                                                                      4,250,266
                                                                   ------------
   ADVERTISING AGENCIES - 1.8%
  2,750,000   Interpublic Group Companies, Inc., Note,
                7.875% due 10/15/2005*** .....................        2,912,591
                                                                   ------------
   DIVERSIFIED MANUFACTURING - 1.6%
  2,500,000   Harman International Industries, Inc., Sr. Note,
                7.125% due 02/15/2007++ ......................        2,477,220
                                                                   ------------
   MEDIA/TELECOMMUNICATIONS - 1.3%
  1,500,000   TELUS Corporation, Note,
                7.500% due 06/01/2007 ........................        1,527,695
    500,000   US West Capital Funding Inc., Company
                Guarantee,
                6.125% due 07/15/2002 ........................          490,950
                                                                   ------------
                                                                      2,018,645
                                                                   ------------
   CHEMICALS - 0.6%
  1,000,000   Praxair, Inc., Note,
                6.150% due 04/15/2003 ........................        1,030,257
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $97,039,084) ...........................       98,752,635
                                                                   ------------
 ASSET-BACKED SECURITIES - 12.2%
  5,000,000   Conseco Finance Lease, LLC, 2000-1 A4,
                7.480% due 08/20/2005 ........................        5,184,066
  3,900,000   Dayton Hudson Credit Card Master Trust,
                Series 1997-1 A,
                6.250% due 08/25/2005 ........................        3,979,644
              FFCA Secured Lending Corporation:
  3,910,148     1999-1A A1A,
                6.370% due 10/18/2008++ ......................        3,914,278
  2,895,419     1999-2 WA1A,
                7.130% due 02/18/2009++ ......................        3,009,789
  3,250,000   GMAC Mortgage Corporation Loan Trust,
                2002-HE2, Class A3,
                5.290% due 06/25/2027 ........................        3,294,180
    144,649   Green Tree Financial Corporation, 1995-6 B1,
                7.700% due 09/15/2026 ........................          148,811
                                                                   ------------
              Total Asset-Backed Securities
                (Cost $19,123,706) ...........................       19,530,768
                                                                   ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
  5,500,000   Federal Home Loan Mortgage Corporation,
                Note,
                6.875% due 01/15/2005** ......................        5,914,254
              Federal National Mortgage Association, Note:
  3,000,000     5.500% due 02/15/2006** ......................        3,097,776
  1,000,000     6.000% due 12/15/2005** ......................        1,052,020
                                                                   ------------
              Total U.S. Government Agency Obligations
                (Cost $9,676,368) ............................       10,064,050
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 2.8%
     28,729   Countrywide Funding Corporation, 1994-1 A3,
                6.250% due 03/25/2024 ........................           29,029
  2,973,760   Norwest Asset Securities Corporation,
                Series 1994-4 A1,
                6.500% due 03/26/2029 ........................        3,043,450
  1,324,986   Residential Funding Mortgage Security I,
                1998-S20 A18,
                6.400% due 09/25/2028 ........................        1,344,722
                                                                   ------------
              Total CMOs
                (Cost $4,332,412) ............................        4,417,201
                                                                   ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 3.8%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.8%
  3,974,606   6.500% due 01/01/2012-01/01/2014 ...............        4,129,464
    165,049   8.500% due 11/01/2017 ..........................          180,211
     90,039   10.000% due 05/01/2022 .........................          101,030
                                                                   ------------
              Total FNMAs
                (Cost $4,270,110) ............................        4,410,705
                                                                   ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.5%
     26,214   8.000% due 03/15/2012 ..........................           27,902
     45,981   9.000% due 04/20/2025 ..........................           49,924
    315,981   10.000% due 01/15/2019-02/15/2019 ..............          356,780
    355,798   11.000% due 02/15/2010-08/15/2020*** ...........          407,843
                                                                   ------------
              Total GNMAs
                (Cost $807,025) ..............................          842,449
                                                                   ------------
   ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.4%
    138,129   Federal Home Loan Mortgage Corporation
                (FHLMC),
                6.407% due 11/01/2021+ .......................          143,896
              Federal National Mortgage Association (FNMA):
    205,396     5.223% due 11/01/2035+ .......................          209,637
    117,304     5.560% due 04/01/2019+ .......................          119,864
     69,159     6.182% due 11/01/2021+ .......................           71,727
     17,352     6.245% due 11/01/2022+ .......................           18,004
     86,023     6.771% due 01/01/2019+ .......................           90,712
                                                                   ------------
              Total ARMS
                (Cost $639,642) ..............................          653,840
                                                                   ------------
              Federal Home Loan Mortgage Corporation
                (FHLMC) - 0.1%
                 (Cost $104,792)
     98,308   9.500% due 08/01/2016 ..........................          108,799
                                                                   ------------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $5,821,569) ............................        6,015,793
                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 4.4%
   U.S. TREASURY NOTES - 4.4%
  3,250,000     3.000% due 11/30/2003** ......................        3,256,477
  3,500,000     6.000% due 08/15/2004** ......................        3,699,203
                                                                   ------------
              Total U.S. Treasury Obligations
                (Cost $6,941,851) ............................        6,955,680
                                                                   ------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 3.2%
  2,771,400   GMAC Commercial Mortgage Securities
                Inc., 1999-CTL1, Class A,
                7.150% due 01/15/2008 ........................        2,886,586
  2,164,500   Morgan Stanley Capital I, 1999-CAMI A1,
                6.540% due 04/15/2004 ........................        2,245,422
                                                                   ------------
              Total CMBS
                (Cost $4,930,920) ............................        5,132,008
                                                                   ------------
 REPURCHASE AGREEMENT - 4.5%
   (Cost $7,175,000)
  7,175,000   Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $7,175,355 on
                05/01/2002, collateralized by $5,350,471
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $7,327,785) ....................        7,175,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $155,040,910*) .... 99.2%                   158,043,135
OTHER ASSETS AND LIABILITIES (NET) ........  0.8                      1,210,861
                                           -----                   ------------
NET ASSETS ................................100.0%                  $159,253,996
                                           =====                   ============
-----------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $22,198,348, representing 13.9% of the total net assets of the Fund (Collateral Value $22,881,273) (note 7).
*** Security pledged as collateral for futures contract.
  + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2002.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933.

 NUMBER OF                                         UNREALIZED
 CONTRACTS                             VALUE     (DEPRECIATION)
------------                          -------   -----------------
FUTURES CONTRACTS-SHORT POSITION
  100   U.S. 5 Year Treasury Note,
            June 2002               $10,373,438    $ (41,325)
                                    ===========    =========

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
                   MTN   --  Medium Term Note
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 72.1%
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (FNMA) - 33.6%
$    13,342   5.500% due 02/01/2009 ..........................     $     13,621
    959,708   5.914% due 03/01/2028 ..........................          992,906
 47,316,042   6.000% due 12/01/2016-08/01/2031 ...............       47,251,438
138,701,802   6.500% due 08/01/2028-04/01/2032*** ............      140,695,841
  3,222,299   6.820% due 02/01/2011 ..........................        3,439,099
 18,801,660   7.000% due 06/01/2010-07/01/2029 ...............       19,479,041
 15,462,046   7.500% due 12/01/2024-02/01/2030 ...............       16,288,085
  1,377,949   8.000% due 05/01/2022-01/01/2025 ...............        1,465,024
    201,448   8.500% due 02/01/2023-09/01/2025 ...............          215,627
  4,613,262   9.000% due 06/01/2016-09/01/2030 ...............        4,943,914
                                                                   ------------
              Total FNMAs
                (Cost $230,792,634) ..........................      234,784,596
                                                                   ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) - 23.8%
 14,373,168   6.000% due 05/01/2031 ..........................       14,222,917
 46,374,708   6.500% due 02/01/2011-10/01/2031 ...............       47,615,740
 11,066,020   7.000% due 07/01/2024-01/01/2028 ...............       11,481,674
 25,649,240   7.500% due 07/01/2002-02/01/2031 ...............       27,107,644
  4,287,747   8.000% due 12/01/2030 ..........................        4,529,608
  4,074,624   8.500% due 04/01/2019-07/01/2029 ...............        4,372,515
    270,559   8.750% due 01/01/2013 ..........................          285,545
    439,532   9.000% due 12/01/2008-08/01/2022 ...............          477,799
    124,801   9.500% due 06/01/2016-05/01/2017 ...............          137,861
 54,260,000   Commitment to Purchase
                7.000% due 04/30/2032 ........................       55,955,625
                                                                   ------------
              Total FHLMCs
                (Cost $164,024,420) ..........................      166,186,928
                                                                   ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (GNMA) - 14.7%
  7,174,730   6.000% due 04/20/2026-02/20/2029 ...............        7,108,836
 20,501,076   6.500% due 03/15/2024-04/20/2031 ...............       20,749,187
  1,638,321   6.800% due 04/20/2025 ..........................        1,686,395
 28,306,887   7.000% due 07/15/2008-06/20/2031 ...............       29,287,432
 24,545,120   7.500% due 03/15/2024-11/15/2029 ...............       25,821,855
  2,020,795   7.750% due 12/15/2029 ..........................        2,132,766
  5,952,632   8.000% due 04/15/2022-06/20/2030 ...............        6,292,291
    512,832   8.500% due 05/15/2022 ..........................          558,687
  4,214,430   9.000% due 10/15/2008-06/15/2022 ...............        4,635,750
  3,580,323   9.500% due 04/15/2016-08/15/2021 ...............        3,974,360
     18,486   13.500% due 09/15/2014-12/15/2014 ..............           22,067
                                                                   ------------
              Total GNMAs
                (Cost $98,633,966) ...........................      102,269,626
                                                                   ------------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $493,451,020) ..........................      503,241,150
                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 11.5%
   U.S. TREASURY BONDS - 11.5%
 17,000,000     3.500% due 11/15/2006** ......................       16,375,794
 28,000,000     3.625% due 03/31/2004 ........................       28,242,816
  9,000,000     5.000% due 08/15/2011** ......................        8,934,615
 13,000,000     5.875% due 11/15/2004** ......................       13,721,097
  3,250,000     7.250% due 08/15/2022** ......................        3,836,524
  7,000,000     8.125% due 08/15/2019** ......................        8,859,928
                                                                   ------------
              Total U.S. Treasury Obligations
                (Cost $79,468,904) ...........................       79,970,774
                                                                   ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
              Federal Home Loan Bank, Bond:
 28,000,000     4.875% due 04/16/2004** ......................       28,782,432
  6,000,000     6.500% due 08/14/2009** ......................        6,361,974
  7,000,000     7.375% due 02/12/2010 ........................        7,821,443
 10,000,000   Federal Home Loan Mortgage Corporation,
                Sub. Note,
                5.875% due 03/21/2011** ......................        9,967,350
              Federal National Mortgage Association:
  7,200,000     Bond,
                6.250% due 05/15/2029** ......................        7,176,679
  1,250,000     Deb.,
                6.210% due 08/06/2038 ........................        1,232,622
  7,500,000     Note,
                6.000% due 05/15/2008** ......................        7,819,613
 10,000,000     Sub. Note,
                6.250% due 02/01/2011** ......................       10,230,760
                                                                   ------------
              Total U.S. Government Agency Obligations
                (Cost $78,036,884) ...........................       79,392,873
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS
   (CMO) - 9.7%
              Federal Home Loan Mortgage Corporation:
    910,126     Series 1049, Class F,
                2.775% due 02/15/2021+ .......................          924,227
  4,512,679     Series 1638, Class K,
                6.500% due 03/15/2023 ........................        4,716,004
  2,000,000     Series 1652, Class PL,
                7.000% due 01/15/2024 ........................        2,084,245
  7,500,000     Series 1981, Class C,
                6.500% due 08/15/2027 ........................        7,688,968
  3,099,842     Series 2073, Class VA,
                6.500% due 12/15/2005 ........................        3,226,158
  2,118,321     Series 2076, Class PB,
                6.000% due 10/15/2017 ........................        2,147,865
              Federal National Mortgage Association:
  7,000,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 ........................        7,716,507
  3,824,745     Trust 259 STRIP,
                7.000% due 04/01/2024 ........................          844,971
              Federal National Mortgage Association, REMIC,
                Pass-through Certificates:
    861,046     Series 1989-18, Class C,
                9.500% due 04/25/2004 ........................          896,832
    686,846     Series 1990-49, Class G,
                9.000% due 05/25/2020 ........................          757,538
  1,827,429     Series 1992-83, Class X,
                7.000% due 02/25/2022 ........................        1,892,651
     61,221     Series 1993-103, Class FA,
                2.325% due 06/25/2019+ .......................           61,291
    442,563     Series 1993-103, Class PG,
                6.250% due 06/25/2019 ........................          443,436
  1,801,987     Series 1993-162, Class E,
                6.000% due 08/25/2023 ........................        1,829,147
  4,403,657     Series 1993-163, Class BE,
                7.000% due 10/25/2021 ........................        4,513,980
    967,279     Series 1997-32, Class FA,
                2.475% due 04/25/2027+ .......................          980,490
 15,000,000     Series 2000-31, Class PC,
                7.500% due 08/25/2029 ........................       15,556,602
 10,750,000   Government National Mortgage Association,
                            Series 2000-16, Class PB,
                7.500% due 02/16/2028 ........................       11,386,746
    292,346   L.F. Rothschild Mortgage Trust, Series 3,
                Class Z,
                9.950% due 09/01/2017 ........................          322,715
                                                                   ------------
              Total CMOs
                (Cost $64,866,501) ...........................       67,990,373
                                                                   ------------
 REPURCHASE AGREEMENT - 2.4%
   (Cost $16,771,000)
  16,771,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $16,771,829 on
                05/01/2002, collateralized by $12,506,307
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $17,128,123) ...................       16,771,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $732,594,309*) ....107.1%                   747,366,170
OTHER ASSETS AND LIABILITIES (NET) ........ (7.1)                   (49,330,402)
                                           -----                   ------------
NET ASSETS ................................100.0%                  $698,035,768
                                           =====                   ============
-------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $112,573,136 representing 16.1% of the total net assets of the Fund (Collateral Value $115,481,514) (note 7).
*** Security pledged as collateral for dollar roll transactions.
  + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2002.

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
      REMIC -- Real Estate Mortgage Investment Conduit
      STRIP -- Separate trading of registered interest and principal of securities
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INCOME FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
 CORPORATE BONDS AND NOTES - 74.6%
   INFORMATION TECHNOLOGY - 13.1%
$ 9,750,000   Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004 ........................     $  9,506,250
 12,000,000   Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005 ........................       11,490,000
  7,707,000   Arbor Software Corporation, Conv. Sub. Note,
                4.500% due 03/15/2005 ........................        6,868,864
  3,250,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 ........................        2,705,625
  6,000,000   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ........................        3,915,000
  4,500,000   Cypress Semiconductor Corporation,
                Conv. Sub. Deb.,
                3.750% due 07/01/2005** ......................        3,926,250
  3,500,000   Getty Images Inc., Conv. Sub. Note,
                5.000% due 03/15/2007** ......................        3,176,250
  7,500,000   LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** ......................        6,562,500
  8,000,000   Motorola Inc., Note,
                7.625% due 11/15/2010** ......................        7,940,984
 12,750,000   Networks Associates Inc., Conv. Sub. Deb.,
                Zero coupon due 02/13/2018 ...................        6,024,375
  3,900,000   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 ........................        2,988,375
  6,200,000   Rational Software Corporation, Conv.
                Sub. Note,
                5.000% due 02/01/2007** ......................        5,487,000
 10,825,000   S3 Inc., Conv. Sub. Note,
                5.750% due 10/01/2003** ......................        9,106,531
 10,250,000   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 ........................        7,905,313
  4,000,000   Vitesse Semiconductor Corporation, Conv.
                Sub. Deb.,
                4.000% due 03/15/2005** ......................        3,085,000
                                                                   ------------
                                                                      90,688,317
                                                                   ------------
   HEALTH CARE - 7.1%
  4,500,000   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 ........................        4,577,535
  2,000,000   American Health Properties, Inc., Note,
                7.500% due 01/15/2007** ......................        2,049,098
  1,500,000   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 ........................        1,561,872
 10,000,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011** ......................       10,477,570
  7,000,000   DVI, Inc., Sr. Note,
                9.875% due 02/01/2004** ......................        7,035,000
  4,500,000   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 ........................        1,429,344
  7,350,000   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ........................        5,576,813
 17,000,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 ........................       16,820,004
                                                                   ------------
                                                                     49,527,236
                                                                   ------------
   MEDIA/TELECOMMUNICATIONS - 7.1%
              Comcast Cable Communications Inc.:
    550,000     Note,
                6.200% due 11/15/2008 ........................          526,667
  7,000,000     Sr. Note,
                7.125% due 06/15/2013 ........................        6,772,612
  7,500,000   Cox Communications Inc., Note,
                7.875% due 08/15/2009** ......................        7,748,175
  5,000,000   Deutsche Telephone Finance, Bond,
                8.000% due 06/15/2010** ......................        5,274,680
 10,000,000   Reed Elsevier Capital, Company Guarantee,
                6.750% due 08/01/2011** ......................       10,290,630
  3,500,000   TELUS Corporation, Note,
                8.000% due 06/01/2011** ......................        3,552,979
  5,260,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ........................        5,772,382
  8,000,000   Vodafone Group, PLC, Note,
                7.750% due 02/15/2010 ........................        8,570,376
    650,000   Voicestream Wire Company, Sr. Note,
                10.375% due 11/15/2009 .......................          705,250
                                                                   ------------
                                                                     49,213,751
                                                                   ------------
   OIL & GAS - 6.9%
  1,600,000   Burlington Resources Inc., Deb.,
                9.125% due 10/01/2021 ........................        1,889,829
  7,500,000   Consolidated Natural Gas Company, Sr. Note,
                6.850% due 04/15/2011 ........................        7,655,490
 10,000,000   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 ........................        9,762,240
  8,500,000   Petro-Canada, Deb.,
                9.250% due 10/15/2021 ........................       10,140,007
  8,000,000   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 ........................        8,140,000
  4,000,000   Southern Natural Gas Company, Bond,
                8.000% due 03/01/2032 ........................        4,121,156
  5,750,000   Trans-Canada Pipeline Corporation, Deb.,
                8.500% due 03/20/2023 ........................        6,093,700
                                                                   ------------
                                                                     47,802,422
                                                                   ------------
   FINANCIAL SERVICES - 6.6%
    175,000   Abbey National First Capital, Sub. Note,
                8.200% due 10/15/2004 ........................          190,932
  1,500,000   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 ........................        1,616,248
  2,500,000   CIT Group Inc., Sr. Note,
                7.750% due 04/02/2012** ......................        2,479,518
  2,000,000   Continental Corporation, Note,
                7.250% due 03/01/2003 ........................        1,990,534
 10,000,000   Goldman Sachs Group, Inc., Bond,
                6.875% due 01/15/2011** ......................       10,185,220
    500,000   Jefferson-Pilot Capital Trust A,
                Bond,
                8.140% due 01/15/2046+ .......................          519,842
    100,000   Jefferson-Pilot Capital Trust B,
                Company Guarantee,
                8.285% due 03/01/2046+ .......................          105,761
  1,250,000   Kemper Corporation, Note,
                6.875% due 09/15/2003 ........................        1,308,725
  3,000,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 ........................        3,104,061
              MBNA Corporation, Note:
  3,000,000     6.250% due 01/17/2007** ......................        3,028,188
  2,000,000     7.500% due 03/15/2012 ........................        2,070,606
              Merrill Lynch & Company Inc., Note:
  5,000,000     6.000% due 02/17/2009** ......................        4,950,705
  1,450,000     6.500% due 07/15/2018 ........................        1,383,445
  2,000,000     6.750% due 06/01/2028 ........................        1,891,046
  7,500,000   Morgan Stanley Dean Witter & Company,
                Unsub. Note,
                6.750% due 04/15/2011** ......................        7,587,255
              Paine Webber Group, Inc., Sr. Note:
    415,000     7.390% due 10/16/2017 ........................          438,688
    830,000     8.060% due 01/17/2017 ........................          936,662
    500,000   PNC Institute Capital B, Company Guarantee,
                8.315% due 05/15/2027+ .......................          527,157
  1,750,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049+ ......................        1,651,589
                                                                   ------------
                                                                     45,966,182
                                                                   ------------
   INDUSTRIAL/DEFENSE - 5.3%
  5,000,000   Champion International Corporation, Deb.,
                7.200% due 11/01/2026 ........................        5,168,910
    500,000   Crane Company, Note,
                8.500% due 03/15/2004 ........................          543,261
  1,500,000   Jackson Products, Inc., Company Guarantee,
                9.500% due 04/15/2005 ........................          832,500
    250,000   Lennar Corporation, Sr. Note,
                7.625% due 03/01/2009 ........................          255,000
              Lockheed Martin Corporation:
    955,000     Company Guarantee,
                7.750% due 05/01/2026 ........................        1,040,622
  5,000,000     Note,
                8.200% due 12/01/2009** ......................        5,630,215
              Loral Corporation, Deb.:
  1,000,000     7.625% due 06/15/2025 ........................        1,068,186
  1,000,000     8.375% due 06/15/2024 ........................        1,151,264
  5,850,000   Ogden Corporation, Deb., (in default),
                9.250% due 03/01/2022 ........................        3,414,938
  6,860,000   Praxair, Inc., Deb.,
                8.700% due 07/15/2022 ........................        7,314,941
  7,500,000   TRW Inc., Deb.,
                7.750% due 06/01/2029 ........................        7,299,593
              Weyerhaeuser Company:
  1,500,000     Bond,
                7.375% due 03/15/2032+ .......................        1,513,689
  1,500,000     Note,
                6.750% due 03/15/2012+ .......................        1,516,665
                                                                   ------------
                                                                     36,749,784
                                                                   ------------
   BANKS - 4.7%
    400,000   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010** .....................          490,285
              Bank of America Corporation, Sub. Note:
  4,000,000     7.400% due 01/15/2011** ......................        4,313,536
  5,000,000     7.800% due 02/15/2010** ......................        5,488,620
  1,000,000   Bank of New York, Sub. Note,
                7.875% due 11/15/2002 ........................        1,028,451
  1,000,000   BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 ........................        1,055,712
  1,000,000   Barnett Banks, Florida, Inc., Sub. Note,
                10.875% due 03/15/2003 .......................        1,069,466
    690,000   BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 ........................          746,645
  1,000,000   Citicorp, Sub. Note,
                8.000% due 02/01/2003 ........................        1,039,396
 10,000,000   Citigroup, Inc., Note,
                6.500% due 01/18/2011** ......................       10,248,740
  1,100,000   First Interstate Bancorp, Sub. Note,
                9.125% due 02/01/2004 ........................        1,199,665
  1,000,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 .......................        1,106,922
    995,000   Fleet Financial Group, Inc., Sub. Deb.,
                6.875% due 01/15/2028 ........................          956,323
  1,000,000   Key Bank NA, Sub. Deb.,
                6.950% due 02/01/2028 ........................          988,917
  1,000,000   Manufacturers & Trade Trust Company,
                Sub. Note,
                8.125% due 12/01/2002 ........................        1,031,205
    670,000   NationsBank Corporation, Sub. Note,
                6.800% due 03/15/2028** ......................          670,514
  1,000,000   Norwest Bancorp, Sub. Deb.,
                6.650% due 10/15/2023 ........................          961,573
                                                                   ------------
                                                                     32,395,970
                                                                   ------------
   TRANSPORTATION (EXCLUDING AUTO) - 3.9%
              Burlington Northern Santa Fe:
  5,000,000     Deb.,
                8.125% due 04/15/2020 ........................        5,593,250
  1,500,000     Note,
                8.750% due 02/25/2022 ........................        1,784,860
  3,030,000   Consolidated Rail Corporation, Deb.,
                9.750% due 06/15/2020 ........................        3,778,410
  5,000,000   Norfolk Southern Corporation, Sr. Note,
                6.200% due 04/15/2009** ......................        5,060,065
              United Air Lines Inc.:
  5,000,000     Equipment Trust Certificates,
                10.850% due 07/05/2014 .......................        3,941,785
                Pass-through Certificates:
  3,000,000     9.080% due 10/26/2015 ........................        2,392,605
  5,500,000     9.560% due 10/19/2018 ........................        4,550,343
                                                                   ------------
                                                                     27,101,318
                                                                   ------------
   CONSUMER PRODUCTS/SERVICES - 3.7%
    185,000   Black & Decker Corporation, Note,
                7.500% due 04/01/2003 ........................          191,874
  4,000,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 ........................        3,943,212
  5,000,000   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 ........................        5,308,265
    350,000   CPC International, Inc., Note,
                6.150% due 01/15/2006 ........................          367,237
  3,650,000   International Speedway Corporation,
                Company Guarantee,
                7.875% due 10/15/2004 ........................        3,856,714
              Mattel Inc., Note:
  1,750,000     6.125% due 07/15/2005** ......................        1,712,818
  1,000,000     7.300% due 06/13/2011 ........................          974,394
              USA Waste Services, Inc., Sr. Note:
  1,000,000     7.000% due 07/15/2028 ........................          947,256
    495,000     7.125% due 10/01/2007 ........................          508,558
              Waste Management Inc.:
  3,450,000     Company Guarantee,
                6.875% due 05/15/2009 ........................        3,497,286
  1,145,000     Note,
                7.700% due 10/01/2002 ........................        1,162,404
  3,500,000     Sr. Note,
                7.375% due 08/01/2010** ......................        3,604,216
                                                                   ------------
                                                                     26,074,234
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 3.6%
              Franchise Finance Corporation:
  3,000,000     MTN,
                7.070% due 01/15/2008 ........................        3,245,859
  1,100,000     Sr. Note,
                7.875% due 11/30/2005 ........................        1,222,111
              Health Care Property Investors Inc.:
  1,000,000     Note,
                6.875% due 06/08/2005 ........................        1,013,043
  1,000,000     Sr. Note,
                6.500% due 02/15/2006 ........................        1,003,049
  7,500,000   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 ........................        7,752,352
              Nationwide Health Properties Inc., Note:
  1,500,000     7.060% due 12/05/2006 ........................        1,464,221
  8,500,000     9.750% due 03/20/2008 ........................        9,163,527
                                                                   ------------
                                                                     24,864,162
                                                                   ------------
   GAMING - 3.5%
  5,000,000   Circus Circus Enterprise Inc., Deb.,
                7.000% due 11/15/2036 ........................        4,685,820
  3,500,000   Harrah's Operating Company Inc., Company
                Guarantee,
                8.000% due 02/01/2011 ........................        3,729,383
  3,000,000   Mandalay Resort Group, Series B,
                Sr. Sub. Note,
                10.250% due 08/01/2007** .....................        3,322,500
              Park Place Entertainment Corporation, Sr. Note:
  1,500,000     7.500% due 09/01/2009 ........................        1,493,361
  5,000,000     8.500% due 11/15/2006 ........................        5,258,610
  2,250,000   Riviera Black Hawk Inc., First Mortgage,
                13.000% due 05/01/2005 .......................        2,283,750
  4,100,000   Riviera Holdings Corporation, Company
                Guarantee,
                10.000% due 08/15/2004 .......................        3,915,500
                                                                   ------------
                                                                     24,688,924
                                                                   ------------
   AUTO - 3.1%
  2,000,000   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 ........................        2,232,670
              Ford Motor Company, Deb.:
    825,000     7.400% due 11/01/2046 ........................          750,794
  3,750,000     8.900% due 01/15/2032 ........................        4,112,190
  5,000,000   Ford Motor Credit Company, Sr. Note,
                5.800% due 01/12/2009 ........................        4,660,065
  8,000,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 ........................        9,517,136
                                                                   ------------
                                                                     21,272,855
                                                                   ------------
   UTILITIES - 2.0%
  5,000,000   Arizona Public Service Company,
                Note,
                6.500% due 03/01/2012 ........................        4,991,370
    300,000   Avon Energy Partners Holdings, Sr. Note,
                6.730% due 12/11/2002+ .......................          304,787
  4,500,000   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 ........................        4,549,666
  1,355,000   Niagara Mohawk Power Corporation, Deb.,
                8.770% due 01/01/2018 ........................        1,503,393
  1,845,000   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ........................        1,733,769
  1,000,000   WPD Holdings UK, Note,
                6.750% due 12/15/2004+ .......................        1,031,275
                                                                   ------------
                                                                     14,114,260
                                                                   ------------
   RETAIL SALES - 1.7%
  5,000,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 ........................        5,350,920
  5,000,000   Safeway Inc., Note,
                7.500% due 09/15/2009 ........................        5,439,135
    866,000   Saks, Inc., Company Guarantee,
                8.250% due 11/15/2008** ......................          866,000
                                                                   ------------
                                                                     11,656,055
                                                                   ------------
   INDEX PRODUCT - 1.5%
 10,000,000   J.P. Morgan HYDISM May 15, 2006,
                Credit-Linked Trust Certificates,
                9.400% due 11/15/2006 ........................       10,337,500
                                                                   ------------
   FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 0.8%
  5,000,000   United Mexican States, Bond,
                9.875% due 02/01/2010 ........................        5,755,000
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $510,469,418) ..........................      518,207,970
                                                                   ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 17.1%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 10.1%
 11,219,102   5.500% due 05/01/2031 ..........................       10,735,928
  9,185,328   6.000% due 03/01/2031 ..........................        9,089,309
 37,544,966   6.500% due 01/01/2029-08/01/2029 ...............       38,202,328
 11,465,581   7.000% due 01/01/2032 ..........................       11,837,731
                                                                   ------------
              Total FHLMCs
                (Cost $67,347,280) ...........................       69,865,296
                                                                   ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.9%
 28,914,599   6.500% due 09/01/2028-04/01/2032 ...............       29,319,479
  2,449,501   7.000% due 01/01/2030 ..........................        2,532,653
    306,673   7.536% due 06/01/2016 ..........................          335,794
  8,000,000   7.630% due 02/01/2010 ..........................        8,949,239
                                                                   ------------
              Total FNMAs
                (Cost $39,735,593) ...........................       41,137,165
                                                                   ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.1%
       (Cost $7,742,119)
  7,665,464   7.000% due 06/20/2031 ..........................        7,909,501
                                                                   ------------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $114,824,992) ..........................      118,911,962
                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 2.2%
   U.S. TREASURY BONDS - 1.5%
 10,000,000     5.250% due 11/15/2028** ......................        9,333,600
  1,000,000     6.250% due 08/15/2023** ......................        1,062,032
                                                                   ------------
                                                                     10,395,632
   U.S. TREASURY NOTE - 0.7%
  5,000,000   5.000% due 02/15/2011** ........................        4,974,220
                                                                   ------------
              Total U.S. Treasury Obligations
                (Cost $15,376,407) ...........................       15,369,852
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 0.7%
  1,295,185   Donaldson, Lufkin & Jenrette Mortgage
                Acceptance Corporation, 1995-Q10 B1,
                6.248% due 01/25/2026++ ......................        1,286,346
    322,002   Federal National Mortgage Association,
                Series 1997-42 EA,
                7.250% due 03/18/2026 ........................          327,693
  2,685,756   Reilly Mortgage FHA, 1982,
                7.430% due 08/01/2022 ........................        2,836,171
                                                                   ------------
              Total CMOs
                (Cost $4,227,213) ............................        4,450,210
                                                                   ------------
   SHARES
   ------

 CONVERTIBLE PREFERRED STOCK - 0.8%
   (Cost $5,100,000)
    100,000   Ford Motor Company Capital Trust II,
                Conv. Pfd,
                6.500% due 01/15/2032 ........................        5,628,000
                                                                   ------------
  PRINCIPAL
   AMOUNT
  ---------
 REPURCHASE AGREEMENT - 2.7%
   (Cost $18,826,000)
  18,826,000  Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $18,826,931 on
                05/01/2002, collateralized by $14,038,742
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $19,226,882) ...................       18,826,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $668,824,030*) .... 98.1%                   681,393,994
OTHER ASSETS AND LIABILITIES (NET) ........  1.9                     12,894,293
                                           -----                   ------------
NET ASSETS ................................100.0%                  $694,288,287
                                           =====                   ============
-------------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $93,437,188, representing 13.5% of the total net assets of the Fund (Collateral Value $96,237,815) (note 7).
  + Security exempt from registration under Rule 144A of the Securities Act of
    1933.
 ++ Floating rate security whose rate is reset periodically based on an index.

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
              FHA      --   Federal Housing Authority
              MTN      --   Medium Term Note
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

HIGH YIELD FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
 CORPORATE BONDS AND NOTES - 84.8%
   SEMICONDUCTOR/HARDWARE - 23.0%
$ 13,000,000  Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004** ......................     $ 12,675,000
 13,500,000   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ........................        8,808,750
              Cypress Semiconductor Corporation:
  2,000,000     Conv. Sub. Deb.,
                3.750% due 07/01/2005** ......................        1,745,000
  2,500,000     Conv. Sub. Note,
                4.000% due 02/01/2005 ........................        2,281,250
  9,500,000   Extreme Networks Inc., Conv. Sub. Note,
                3.500% due 12/01/2006++* .....................        7,600,000
 10,550,000   HMT Technology Corporation, Conv.
                Sub. Note, (in default),
                5.750% due 01/15/2004 ........................        1,477,000
 14,370,000   LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** ......................       12,573,750
 11,950,000   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007** ......................        9,156,687
 14,960,000   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 ........................       11,537,900
 10,750,000   Vitesse Semiconductor Corporation, Conv.
                Sub. Deb.,
                4.000% due 03/15/2005** ......................        8,290,938
                                                                   ------------
                                                                     76,146,275
                                                                   ------------
   SOFTWARE/OTHER - 12.3%
  9,525,000   Arbor Software Corporation, Conv. Sub. Note,
                4.500% due 03/15/2005 ........................        8,489,156
  7,500,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006** ......................        6,243,750
 15,545,000   Networks Associates Inc., Conv. Sub. Deb.,
                Zero coupon due 02/13/2018** .................        7,345,012
 10,200,000   Rational Software Corporation, Conv.
                Sub. Note,
                5.000% due 02/01/2007** ......................        9,027,000
 11,500,000   S3 Inc., Conv. Sub. Note,
                5.750% due 10/01/2003** ......................        9,674,375
                                                                   ------------
                                                                     40,779,293
                                                                   ------------
   HEALTH CARE - 11.7%
  3,500,000   CuraGen Corporation, Conv. Sub. Deb.,
                6.000% due 02/02/2007 ........................        2,476,250
              DVI, Inc., Sr. Note:
  7,650,000     9.875% due 02/01/2004 ........................        7,688,250
  3,675,000     9.875% due 02/01/2004++ ......................        3,693,375
              HIH Capital Ltd., Conv. Note:
  3,500,000     7.500% due 09/25/2006 ........................        1,111,712
  1,300,000     7.500% due 09/25/2006++ ......................          416,000
  3,000,000   Human Genome Sciences, Inc., Conv.
                Sub. Note,
                3.750% due 03/15/2007** ......................        2,062,500
  2,900,000   Incyte Genomics Inc., Conv. Sub. Note,
                5.500% due 02/01/2007 ........................        2,077,125
 13,350,000   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008** ......................       10,129,313
  6,745,000   Omnicare Inc., Conv. Bond,
                5.000% due 12/01/2007 ........................        6,483,631
  3,000,000   Vertex Pharmaceuticals Inc., Conv. Sub. Note,
                5.000% due 09/19/2007** ......................        2,336,250
                                                                   ------------
                                                                     38,474,406
                                                                   ------------
   GAMING - 10.1%
  7,825,000   Aladdin Gaming Holdings, LLC, Series B,
                Sr. Disc. Note, Zero coupon to 03/01/2003;
                13.500% due 03/01/2010 .......................          273,875
  3,625,000   Majestic Star LLC, Company Guarantee,
                10.875% due 07/01/2006 .......................        3,674,844
  7,500,000   Mandalay Resort Group, Series B, Sr. Sub. Note,
                10.250% due 08/01/2007** .....................        8,306,250
  3,500,000   Mikohn Gaming Corporation, Series B,
                Company Guarantee,
                11.875% due 08/15/2008 .......................        3,469,375
  4,000,000   Park Place Entertainment, Sr. Sub. Note,
                8.125% due 05/15/2011** ......................        4,080,000
  5,315,000   Riviera Black Hawk Inc., First Mortgage,
                13.000% due 05/01/2005 .......................        5,394,725
  8,662,000   Riviera Holdings Corporation, Company
                Guarantee,
                10.000% due 08/15/2004 .......................        8,272,210
                                                                   ------------
                                                                     33,471,279
                                                                   ------------
   OIL & GAS - 7.1%
  6,750,000   Hanover Compressor Company, Conv. Sr. Note,
                4.750% due 03/15/2008** ......................        5,509,687
  5,495,000   PDVSA Finance Ltd., Note,
                8.500% due 11/16/2012 ........................        4,904,288
 10,000,000   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 ........................       10,175,000
  3,500,000   Tri-Union Development Corporation,
                Company Guarantee,
                12.500% due 06/01/2006 .......................        3,005,625
                                                                   ------------
                                                                     23,594,600
                                                                   ------------
   CONSUMER PRODUCTS/SERVICES - 5.1%
 12,000,000   Allied Waste North America, Inc., Series B,
                Company Guarantee,
                10.000% due 08/01/2009** .....................       12,390,000
  4,250,000   Hockey Company & Sport Maska Inc., Sr.
                Sec. Note,
                11.250% due 04/15/2009++ .....................        4,356,250
                                                                   ------------
                                                                     16,746,250
                                                                   ------------
   TELECOMMUNICATIONS - 4.9%
  6,000,000   Qwest Corporation, Note,
                8.875% due 03/15/2012++ ......................        5,850,360
 10,000,000   Terayon Communication Systems, Inc., Conv.
                Sub. Note,
                5.000% due 08/01/2007** ......................        6,725,000
  3,250,000   Voicestream Wire Company, Sr. Note,
                10.375% due 11/15/2009 .......................        3,526,250
                                                                   ------------
                                                                     16,101,610
                                                                   ------------
   INDEX PRODUCT - 3.1%
  10,000,000  J.P. Morgan HYDI sm May 15, 2006,
                Credit-Linked Trust Certificates,
                9.400% due 11/15/2006 ........................       10,337,500
                                                                   ------------
   MEDIA/CABLE TV - 3.0%
              @ Entertainment Inc., Sr. Disc. Note:
  5,800,000     Zero coupon to 02/01/2004;
                14.500% due 02/01/2009 .......................        1,160,000
  1,000,000     Zero coupon to 07/15/2003;
                14.500% due 07/15/2008 .......................          220,000
  5,500,000   Century Communications Corporation, Sr.
                Note,
                8.750% due 10/01/2007 ........................        4,736,875
  4,000,000   Olympus Communications LP, Series B,
                Sr. Note,
                10.625% due 11/15/2006 .......................        3,860,000
                                                                   ------------
                                                                      9,976,875
                                                                   ------------
   FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.9%
  6,000,000   Republic of Philippines, Bond,
                9.875% due 01/15/2019 ........................        6,202,500
                                                                   ------------
   INDUSTRIAL/DEFENSE - 0.9%
  5,000,000   Ogden Corporation, Deb., (in default),
                9.250% due 03/01/2022 ........................        2,918,750
                                                                   ------------
   MANUFACTURING/METALS - MINING - 0.9%
  2,350,000   Jackson Products, Inc., Company Guarantee,
                9.500% due 04/15/2005 ........................        1,304,250
  5,000,000   Pen Holdings Inc., Series B, Company
                Guarantee, (in default),
                9.875% due 06/15/2008 ........................        1,581,250
                                                                   ------------
                                                                      2,885,500
                                                                   ------------
   BUSINESS SERVICES - 0.8%
  3,000,000   Getty Images Inc., Conv. Sub. Note,
                5.000% due 03/15/2007** ......................        2,722,500
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $289,158,855) ..........................      280,357,338
                                                                   ------------
 U.S. Treasury Note - 2.0%
   (Cost $6,009,915)
  6,000,000   6.500% due 10/15/2006** ........................        6,507,426
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.1%
   (Cost $374,871)
    398,841   Donaldson, Lufkin & Jenrette Mortgage
                Acceptance Corporation, 1995-Q10 B1,
                6.248% due 01/25/2026+++ .....................          396,119
                                                                   ------------
 COMMON STOCKS - 7.2%
     57,845   Credence Systems Corporation+ ..................        1,170,783
    242,200   Health Care Property Investors Inc. ............        9,889,026
    180,460   ICO Global Communications Holdings
                Ltd.+,++ .....................................          487,242
    123,430   Life Sciences Research, Inc.+,++ ...............          172,802
    648,800   Nationwide Health Properties Inc. ..............       12,067,680
      3,500   Tribo Petroleum Corporation, Class A++ .........          105,000
                                                                   ------------
              Total Common Stocks
                (Cost $20,376,619) ...........................       23,892,533
                                                                   ------------
 CONVERTIBLE PREFERRED STOCK - 1.7%
   (Cost $5,105,000)
    100,000   Ford Motor Company Capital Trust II, Conv.
                Pfd.,
                6.500% due 01/15/2032 ........................        5,628,000
                                                                   ------------
 WARRANTS - 0.0% ***
     78,250   Aladdin Gaming Holdings, LLC,
                Expires 03/01/2010++, ........................
     45,327   ICO Global Communications Holdings, Ltd.,
                Expires 05/16/2006+,++ .......................           12,012
      3,500   Mikohn Gaming Corporation,
                           Expires 08/15/2008+,++ ............           17,500
                                                                   ------------
              Total Warrants
                (Cost $12,499) ...............................           29,512
                                                                   ------------
  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
 REPURCHASE AGREEMENT - 2.3%
  (Cost $7,464,000)
  7,464,000   Agreement with Goldman Sachs Group,
                Inc., 1.780% dated 04/30/2002, to be
                repurchased at $7,464,369 on
                05/01/2002, collateralized by $5,565,982
                U.S. Treasury Bonds, having various
                interest rates and maturities
                (Market Value $7,622,939) ....................        7,464,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $328,501,759*) .... 98.1%                   324,274,928
OTHER ASSETS AND LIABILITIES (NET) ........  1.9                      6,311,756
                                           -----                   ------------
NET ASSETS ................................100.0%                  $330,586,684
                                           =====                   ============
-------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2002, and have an aggregate market value of $66,547,579 representing 20.1% of the total net assets of the Fund (Collateral Value $67,811,982) (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of
    1933.
+++ Floating rate security whose interest rate is reset periodically based on an index.

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
              MTN      --   Medium Term Note
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
MUNICIPAL BONDS AND NOTES - 96.3%
   ALABAMA - 0.4%
$ 1,000,000   Jefferson County, GO, Series A, (AMBAC
                Insured),
                5.000% due 04/01/2009 ........................     $  1,067,050
                                                                   ------------
   ALASKA - 3.2%
  4,500,000   Alaska State International Airports, Airport &
                Marina Revenue, Series B, (AMBAC
                Insured),
                5.250% due 10/01/2027 ........................        4,431,510
  1,235,000   Anchorage, Electric Utilities, Power & Light
                Revenue, Sr. Lien, (MBIA Insured),
                6.500% due 12/01/2013 ........................        1,470,243
  2,000,000   Anchorage, Ice Rink, Recreational Revenue,
                6.375% due 01/01/2020 ........................        2,303,280
                                                                   ------------
                                                                      8,205,033
                                                                   ------------
   ARIZONA - 1.8%
              Salt River Project, Agricultural Improvement &
                Power District, Electric Systems Revenue:
  3,000,000     Series A,
                5.750% due 01/01/2009 ........................        3,333,210
    155,000     Series C,
                6.250% due 01/01/2019 ........................          158,652
  1,000,000   Tucson, Street & Highway User Revenue,
                Junior Lien, (Projects of 1994 & 2000),
                (AMBAC Insured),
                6.000% due 07/01/2013 ........................        1,147,070
                                                                   ------------
                                                                      4,638,932
                                                                   ------------
   CALIFORNIA - 3.8%
 15,000,000   Anaheim, Public Financing Authority,
                Capital Appreciation, Lease Revenue,
                (Public Improvements Project), Series C,
                (FSA Insured),
                Zero coupon due 09/01/2034 ...................        2,376,300
  2,000,000   Center Unified School District, Capital
                Appreciation, GO, Series C, (MBIA
                Insured),
                Zero coupon due 09/01/2018 ...................          842,200
  2,000,000   Foothill Eastern Transportation Corridor
                Agency, Capital Appreciation, Toll Road
                Revenue, (MBIA Insured),
                Zero coupon due 01/15/2018 ...................          838,660
  3,500,000   Lodi, Electric Systems, Capital Appreciation,
                COP, Series B, (MBIA Insured),
                Zero coupon due 01/15/2024 ...................        1,077,440
  2,000,000   Orange County, COP, Series A, (MBIA
                Insured),
                6.000% due 07/01/2026 ........................        2,213,400
  1,173,000   Sacramento, COP, (Centrex System Lease),
                Series A,
                5.550% due 09/15/2004+++ .....................        1,216,847
  7,000,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 01/15/2034 ...................        1,165,360
                                                                   ------------
                                                                      9,730,207
                                                                   ------------
   COLORADO - 1.8%
  1,000,000   Colorado Health Facility Authority Revenue,
                (Catholic Health Initiatives),
                5.250% due 09/01/2021 ........................          988,560
  1,920,000   Denver, City & County Airport, Airport &
                Marina Revenue, Series C, AMT,
                6.600% due 11/15/2004 ........................        1,983,552
  1,650,000   Lakewood, COP, (AMBAC Insured),
                5.350% due 12/01/2017 ........................        1,718,953
                                                                   ------------
                                                                      4,691,065
                                                                   ------------
   CONNECTICUT - 1.0%
  1,500,000   Connecticut State Special Obligation Parking,
                Airport & Marina Revenue, (Bradley
                International Airport), Series A, AMT, (ACA
                Insured),
                6.600% due 07/01/2024 ........................        1,571,985
    995,000   Mashantucket Western Pequot Tribe, Special
                Revenue, Series A, ETM,
                6.500% due 09/01/2005+++ .....................        1,111,365
                                                                   ------------
                                                                      2,683,350
                                                                   ------------
   DISTRICT OF COLUMBIA - 0.3%
    225,000   District of Columbia, COP,
                6.875% due 01/01/2003 ........................          230,393
    500,000   District of Columbia, Water & Sewer
                Authority, Public Utilities Revenue, (FSA
                Insured),
                5.500% due 10/01/2017 ........................          534,140
                                                                   ------------
                                                                        764,533
                                                                   ------------
   FLORIDA - 13.1%
    250,000   Bay County, Water Systems Revenue,
                (AMBAC Insured),
                5.700% due 09/01/2030 ........................          261,825
    500,000   Brevard County, School Board Authority,
                COP, Series B, (AMBAC Insured),
                5.500% due 07/01/2021 ........................          512,295
    450,000   Collier County, Industrial Development
                Authority, IDR, (Southern States Utilities
                Project), AMT,
                6.500% due 10/01/2025 ........................          438,264
    600,000   Dade County, Aviation Revenue, Series B,
                AMT, (MBIA Insured),
                6.600% due 10/01/2022** ......................          622,482
  9,750,000   Dade County, Capital Appreciation,
                Guaranteed Entitlement Revenue,
                Series A, (MBIA Insured),
                Zero coupon due 02/01/2018 ...................        3,961,912
    250,000   Dade County, Water & Sewer Systems
                Revenue, (FGIC Insured),
                5.250% due 10/01/2026 ........................          250,522
              Escambia County, Health Facilities Authority,
                Health Facilities Revenue:
    200,000     (Baptist Hospital Inc.), Series B,
                6.000% due 10/01/2014 ........................          201,336
  2,000,000     (Florida Health Care Facilities Loan-VHA
                Program), (AMBAC Insured),
                5.950% due 07/01/2020 ........................        2,195,900
    300,000   Escambia County, PCR, (Champion
                International Corporation Project), AMT,
                6.900% due 08/01/2022 ........................          314,418
    650,000   Escambia County, Utilities Authority, Utility
                Systems Revenue, (FGIC Insured),
                5.250% due 01/01/2029 ........................          650,559
    900,000   Florida Housing Finance Agency, Housing
                Revenue, (Spinnaker Cove Apartments
                Project), Series G, AMT, (AMBAC
                Insured),
                6.500% due 07/01/2036** ......................          942,633
    530,000   Florida Housing Finance Agency, SFMR,
                Series A, AMT, (GNMA/FNMA Collateral),
                (AMBAC-TCRS Insured),
                6.650% due 01/01/2024** ......................          554,841
  1,315,000   Florida State Board of Education, College &
                University Revenue, (Florida State
                University Housing Facility), Series A,
                (MBIA Insured),
                5.000% due 05/01/2027 ........................        1,283,466
              Florida State Board of Education, GO, (Public
                Education Capital Outlay):
  1,000,000     Series A, (FGIC Insured),
                4.500% due 06/01/2023 ........................          910,350
  1,000,000     Series C, (FGIC Insured),
                5.000% due 06/01/2022 ........................          989,340
    800,000   Florida State Board of Education, Lottery
                Revenue, Series A, (FGIC Insured),
                5.250% due 07/01/2017 ........................          828,496
    500,000   Florida State Board of Regents, College &
                University Revenue, (University Systems
                Improvements), (AMBAC Insured),
                4.500% due 07/01/2023 ........................          455,065
  1,175,000   Florida State Municipal Power Agency,
                Revenue Bonds, (Stanton Project), (FSA
                Insured),
                5.500% due 10/01/2014 ........................        1,275,392
  1,000,000   Florida State Turnpike Authority, Turnpike
                Revenue, (Department of Transportation),
                            Series A, (FGIC Insured),
                5.000% due 07/01/2016 ........................        1,012,640
  1,000,000   Gulf Breeze, Revenue Bonds, (Venice Local
                Government Loan), Series E, (FGIC
                Insured),
                4.950% due 12/01/2020 ........................        1,031,150
    800,000   Hillsborough County, Capital Improvement
                Program Revenue, (Criminal Justice
                Facilities Project), (FGIC Insured),
                5.250% due 08/01/2016** ......................          808,816
  1,000,000   Hillsborough County, Port District Revenue,
                (Tampa Port Authority Project), Series A,
                AMT, (MBIA Insured),
                5.375% due 06/01/2027 ........................        1,000,300
  1,615,000   Jacksonville Electric Authority, Water &
                Sewer Revenue, Series A,
                5.000% due 10/01/2014 ........................        1,635,414
    600,000   Jacksonville, Water & Sewer Revenue,
                (United Waterworks Inc. Project), AMT,
                (AMBAC Insured),
                6.350% due 08/01/2025** ......................          651,666
    780,000   Manatee County, Housing Finance Authority,
                SFMR, Series 94-4, AMT, (GNMA/FNMA
                Collateral), (AMBAC-TCRS Insured),
                6.875% due 11/01/2026 ........................          867,719
    750,000   Miami-Dade County, School Board,
                COP, Series A, (MBIA Insured),
                5.125% due 05/01/2026 ........................          745,898
    500,000   Orange County, Housing Finance Authority,
                MFHR, (Hands Inc. Project), Series A,
                8.000% due 10/01/2025** ......................          525,635
    600,000   Orlando & Orange County, Expressway
                Authority, Expressway Revenue, Jr. Lien,
                (FSA-CR Insured),
                5.950% due 07/01/2023 ........................          607,554
  5,000,000   Orlando, Utilities Commission, Water &
                Electric Revenue,
                6.000% due 10/01/2010 ........................        5,699,100
  1,500,000   Osceola County, School Board, COP,
                Series A, (AMBAC Insured),
                5.125% due 06/01/2022 ........................        1,502,445
    900,000   Pasco County, Solid Waste Disposal &
                Resource Recovery System, Resource
                Recovery Revenue, AMT, (AMBAC
                Insured),
                6.000% due 04/01/2011 ........................          993,717
                                                                   ------------
                                                                     33,731,150
                                                                   ------------
   GEORGIA - 4.9%
  5,000,000   Georgia State, GO, Series B,
                6.300% due 03/01/2009** ......................        5,723,700
              Monroe County, Development Authority, PCR, (Oglethorpe Power
                Corporation Project), Series A, (MBIA-IBC Insured):
  2,500,000     6.700% due 01/01/2009 ........................        2,899,625
  3,410,000     6.750% due 01/01/2010 ........................        4,000,510
                                                                   ------------
                                                                     12,623,835
                                                                   ------------
   HAWAII - 0.9%
              Honolulu City & County, GO, Series A:
  1,270,000     (Unrefunded Balance),
                6.000% due 01/01/2012 ........................        1,439,786
    730,000     ETM,
                6.000% due 01/01/2012 ........................          834,427
                                                                   ------------
                                                                      2,274,213
                                                                   ------------
   IDAHO - 0.9%
  2,000,000   Idaho Health Facilities Authority, Health Care
                Revenue, (IHC Hospitals Inc. Project),
                (Inverse Floater), ETM,
                6.650% due 02/15/2021+ .......................        2,386,600
                                                                   ------------
   ILLINOIS - 7.9%
  2,990,000   Bolingbrook, Capital Appreciation, GO,
                Series C, (MBIA Insured),
                Zero coupon due 01/01/2025 ...................          821,832
  2,665,000   Chicago, Gas Supply, IDR, (Peoples Gas
                Light Project), Series A,
                6.875% due 03/01/2015 ........................        2,728,214
  1,000,000   Chicago, GO, Series A, (MBIA Insured),
                5.500% due 01/01/2038 ........................        1,010,750
              Chicago, O'Hare International Airport, Special
                Facilities Revenue:
                (Second Lien Passanger Facility),
                Series B, (AMBAC Insured):
  1,000,000     5.000% due 01/01/2026 ........................          953,900
    965,000     5.500% due 01/01/2017 ........................        1,007,962
  1,000,000     (United Airlines Project), Series B, AMT,
                6.100% due 05/01/2010 ........................          522,060
  2,570,000   Cook County, Oak Lawn School District
                No. 122, Capital Appreciation, GO, (FGIC
                Insured),
                Zero coupon due 12/01/2016 ...................        1,205,124
              Cook County, River Trails School District
                No. 026, Capital Appreciation, GO, ETM,
                (MBIA Insured):
  1,445,000     Zero coupon due 12/01/2003 ...................        1,389,844
  1,020,000     Zero coupon due 12/01/2004 ...................          949,181
  2,000,000   Illinois State, GO, Series 1, (MBIA Insured),
                5.750% due 12/01/2012 ........................        2,205,540
              Metropolitan Pier & Exposition Authority,
                Capital Appreciation, Dedicated State Tax
                Revenue, Series A, (FGIC Insured):
                (Unrefunded Balance):
  3,380,000     Zero coupon due 06/15/2008 ...................        2,627,240
  5,185,000     Zero coupon due 06/15/2009 ...................        3,802,005
                ETM:
    620,000     Zero coupon due 06/15/2008 ...................          484,412
    815,000     Zero coupon due 06/15/2009 ...................          601,878
                                                                   ------------
                                                                     20,309,942
                                                                   ------------
   INDIANA - 2.7%
  6,000,000   Indiana Municipal Power Agency, Power
                Supply System Revenue, Series A, ETM,
                (MBIA Insured),
                6.125% due 01/01/2013** ......................        6,800,040
                                                                   ------------
   KANSAS - 1.6%
  1,315,000   Kansas State Development Finance Authority,
                Limited Tax Revenue, (Department of
                Commerce & Housing IMPACT Program),
                (MBIA Insured),
                5.000% due 06/01/2010 ........................        1,402,697
  2,000,000   Kansas State Development Finance Authority,
                Public Water Supply Revolving Loan Fund
                Revenue, Series 2, (AMBAC Insured),
                5.000% due 04/01/2024*** .....................        1,969,820
    705,000   Unified Government of Wyandotte County &
                Kansas City, IDR, (Board of Public Utilities
                Office Building Complex Project), (MBIA
                Insured),
                5.000% due 05/01/2008 ........................          755,182
                                                                   ------------
                                                                      4,127,699
                                                                   ------------
   KENTUCKY - 2.5%
              Jefferson County, Alliant Health Systems Inc.,
                Hospital Revenue, (Inverse Floater), (MBIA
                Insured):
    900,000     (Pre-refunded to 10/29/2002),
                10.929% due 10/09/2008+ ......................          971,181
  2,100,000     (Unrefunded Balance),
                10.929% due 10/09/2008+ ......................        2,242,065
  1,435,000   Kentucky State Property & Buildings
                Commission, Lease Revenue, (Project
                No. 74), (FSA Insured),
                5.375% due 02/01/2016 ........................        1,509,405
  1,500,000   Kentucky State Turnpike Authority, Economic
                Development Road Revenue,
                (Revitalization Project), (Pre-refunded to
                01/01/2011), (FSA Insured),
                5.625% due 07/01/2013 ........................        1,635,105
                                                                   ------------
                                                                      6,357,756
                                                                   ------------
   LOUISIANA - 0.9%
  1,500,000   Louisiana Public Facilities Authority,
                Customer Receipts Revenue, Series B,
                ETM,
                Zero coupon due 12/01/2019 ...................          593,745
  1,500,000   Louisiana State, GO, Series A, (FGIC Insured),
                5.500% due 11/15/2008 ........................        1,657,050
                                                                   ------------
                                                                      2,250,795
                                                                   ------------
   MARYLAND - 1.0%
  2,500,000   Baltimore, Port Facilities, Industrial Revenue,
                (Consolidated Coal Sales Project),
                Series B,
                6.500% due 10/01/2011 ........................        2,584,100
                                                                   ------------
   MASSACHUSETTS - 2.5%
  1,500,000   Massachusetts Municipal Wholesale Electric
                Company, Power Supply System Revenue,
                (Project 6-A), (MBIA Insured),
                5.250% due 07/01/2015 ........................        1,566,585
              Massachusetts State Development Finance
                Agency, Revenue Bonds:
  1,250,000     (100 Cambridge Street Redevelopment
                Project), Series A, (MBIA Insured),
                5.125% due 08/01/2028 ........................        1,226,900
  1,000,000     (Hillcrest Educational Centers Inc. Project),
                6.375% due 07/01/2029 ........................          960,680
  1,000,000   Massachusetts State Health & Educational
                Facilities Authority, Health Care Revenue,
                (Health Care System-Covenant Health),
                6.000% due 07/01/2031 ........................        1,000,730
  1,500,000   Massachusetts State, Federal Highway Grant
                Anticipation Notes Revenue, Series A,
                5.750% due 06/15/2015 ........................        1,633,275
                                                                   ------------
                                                                      6,388,170
                                                                   ------------
   MICHIGAN - 0.8%
  1,000,000   Manchester, Community Schools, GO,
                (Building and Site Project),
                5.000% due 05/01/2031 ........................          957,950
  1,000,000   Michigan State Strategic Fund, Revenue
                Bonds, (Detroit Edison Pollution Control
                Project), Series B, AMT,
                5.650% due 09/01/2029 ........................          982,560
                                                                   ------------
                                                                      1,940,510
                                                                   ------------
   MISSISSIPPI - 0.4%
  1,000,000   Gulfport, Hospital Facilities Revenue,
                (Memorial Hospital Project), Series A,
                5.750% due 07/01/2031 ........................          988,750
                                                                   ------------
   MISSOURI - 1.4%
    600,000   Fenton, Tax Increment Revenue, (Gravois
                Bluffs Improvement Project),
                7.000% due 10/01/2021 ........................          613,932
  1,000,000   Missouri State Health and Education
                Facilities Authority, Education Facilities
                Revenue, (University of Missouri-
                Columbia Arena Project),
                5.000% due 11/01/2018 ........................        1,010,170
              St. Louis County, Pattonville School District
                No. R-3, GO, (Missouri Direct Deposit
                Program), (FGIC Insured):
  1,000,000     5.750% due 03/01/2017 ........................        1,081,540
    880,000     5.750% due 03/01/2018 ........................          948,737
                                                                   ------------
                                                                      3,654,379
                                                                   ------------
   MONTANA - 0.4%
  1,000,000   Forsyth, PCR, (Puget Sound Power & Light
                Company Project), Series B, AMT,
                (AMBAC Insured),
                7.250% due 08/01/2021** ......................        1,023,660
                                                                   ------------
   NEBRASKA - 3.3%
    350,000   Nebraska Investment Finance Authority,
                SFMR, (GNMA Mortgage-Backed
                Securities Program), (Inverse Floater),
                Series A-D, AMT, (GNMA Collateral),
                11.666% due 09/15/2024+ ......................          360,938
  7,000,000   Omaha Public Power District, Electric
                Revenue, Series B, ETM,
                6.150% due 02/01/2012 ........................        7,996,450
                                                                   ------------
                                                                      8,357,388
                                                                   ------------
   NEVADA - 0.4%
  1,000,000   Clark County, GO, (Las Vegas Convention
                Center Project), Series A,
                5.000% due 07/01/2024 ........................          964,230
                                                                   ------------
   NEW YORK - 3.8%
  1,060,000   Dansville, Central School District, GO,
                            Series B, (FGIC Insured),
                5.000% due 06/15/2018*** .....................        1,069,583
  1,265,000   Metropolitan Transportation Authority,
                Service Contract Revenue, (Transportation
                Facilities Project), Series 7,
                4.750% due 07/01/2019 ........................        1,235,171
  2,000,000   Nassau County, Interim Finance Authority,
                Sales Tax Revenue, Series A,
                5.750% due 11/15/2013 ........................        2,200,180
  1,000,000   New York State Dormitory Authority, College
                & University Revenue, (State University
                Educational Facilities Project),
                Series 1989, (MBIA Insured),
                6.000% due 05/15/2016 ........................        1,114,770
    580,000   New York State Housing Finance Agency,
                MFHR, (Secured Mortgage Program),
                Series F, AMT,
                6.625% due 08/15/2012 ........................          598,786
  1,500,000   New York State Mortgage Agency,
                Homeowner Mortgage Revenue,
                Series 82, AMT,
                5.650% due 04/01/2030 ........................        1,523,520
              New York State, GO:
  1,000,000     Series B, ETM, (FSA Insured),
                7.000% due 06/01/2014** ......................        1,026,250
  1,000,000     Series H,
                5.750% due 03/15/2013 ........................        1,081,660
                                                                   ------------
                                                                      9,849,920
                                                                   ------------
   OHIO - 2.8%
  1,000,000   Cuyahoga County, Hospital Facilities
                Revenue, (Canton Inc. Project),
                7.500% due 01/01/2030 ........................        1,080,820
  1,000,000   Hamilton County, Sales Tax Revenue,
                (Hamilton County Football Project),
                            Series A, (MBIA Insured),
                4.750% due 12/01/2027 ........................          929,080
  1,000,000   Montgomery County, Hospital Revenue,
                (Grandview Hospital & Medical Center
                Project), ETM,
                5.250% due 12/01/2003 ........................        1,045,750
  1,000,000   Ohio State University, General Receipts
                Revenue, Series A,
                5.125% due 12/01/2031 ........................          983,500
  2,000,000   Ohio State, GO, (Higher Education Capital
                Facilities Project), Series A,
                5.250% due 02/01/2006 ........................        2,147,600
  1,000,000   University of Cincinnati, College & University
                Revenue, Series A, (FGIC Insured),
                5.500% due 06/01/2009 ........................        1,099,170
                                                                   ------------
                                                                      7,285,920
                                                                   ------------
   OKLAHOMA - 0.8%
    755,000   Oklahoma Housing & Finance Authority,
                SFMR, Series B, AMT, (GNMA Collateral),
                7.997% due 08/01/2018** ......................          842,557
  1,000,000   Tulsa County, Public Facilities Authority,
                Capital Improvement Revenue, (AMBAC
                Insured),
                6.250% due 11/01/2022 ........................        1,101,470
                                                                   ------------
                                                                      1,944,027
                                                                   ------------
   OREGON - 1.2%
    895,000   Clackamas County, Lake Oswego School
                District No. 7J, GO,
                5.500% due 06/01/2010 ........................          987,910
  1,000,000   Oregon State Department of Administrative
                Services, COP, Series C, (MBIA Insured),
                5.250% due 11/01/2018 ........................        1,027,020
  1,000,000   Portland, Tax Allocation Revenue,
                (Downtown Waterfront Urban Renewal &
                Redevelopment Project), Series A,
                (AMBAC Insured),
                5.750% due 06/15/2016 ........................        1,086,560
                                                                   ------------
                                                                      3,101,490
                                                                   ------------
   PENNSYLVANIA - 5.1%
              Pennsylvania State Turnpike, Community Oil
                Franchise Tax Revenue, (AMBAC Insured):
  2,250,000     Series A,
                4.750% due 12/01/2027 ........................        2,072,317
  1,750,000     Series B,
                4.750% due 12/01/2027 ........................        1,611,803
  1,000,000   Philadelphia, Authority for Industrial
                Development, Lease Revenue, Series B,
                (FSA Insured),
                5.125% due 10/01/2026 ........................          982,190
              Philadelphia, Gas Works, Natural Gas
                Revenue, Second Series, (FSA Insured):
    505,000     5.000% due 07/01/2029 ........................          482,932
  2,500,000     5.250% due 07/01/2029 ........................        2,480,125
  2,500,000   Philadelphia, GO, (FSA Insured),
                5.000% due 03/15/2028 ........................        2,400,000
  2,000,000   Philadelphia, Parking Authority, Auto Parking
                Revenue, Series A, (AMBAC Insured),
                5.250% due 02/15/2029 ........................        1,992,700
  1,000,000   Philadelphia, Redevelopment Authority
                Revenue, (Neighborhood Transformation
                Project), Series A, (FGIC Insured),
                5.500% due 04/15/2017*** .....................        1,054,470
                                                                   ------------
                                                                     13,076,537
                                                                   ------------
   RHODE ISLAND - 0.6%
  1,455,000   Providence, GO, Series A, (FGIC Insured),
                5.500% due 01/15/2014 ........................        1,571,371
                                                                   ------------
   SOUTH CAROLINA - 1.4%
  1,000,000   Charleston County, Health Facilities, Health
                Care Revenue, (Episcopal Church First
                Mortgage Project), Series A,
                5.400% due 04/01/2004 ........................        1,001,100
  1,375,000   Lancaster County, School District, GO,
                (FSA Insured),
                4.750% due 03/01/2019 ........................        1,327,741
  1,250,000   Myrtle Beach, Jobs Economic Development
                Authority, Revenue Bonds, (Myrtle Beach
                Convention Center Hotel Project),
                Series B,
                6.625% due 04/01/2036 ........................        1,250,825
                                                                   ------------
                                                                      3,579,666
                                                                   ------------
   TENNESSEE - 1.3%
  1,000,000   Johnson City, Health & Educational Facility
                Board, Hospital Revenue, (Mountain
                States Health Care Facilities First
                Mortgage Project), Series A,
                7.500% due 07/01/2033 ........................        1,063,720
  2,365,000   Tennessee Housing Development Agency,
                Housing Revenue, (Homeownership
                Program), Series 2A, AMT,
                5.700% due 07/01/2031 ........................        2,366,324
                                                                   ------------
                                                                      3,430,044
                                                                   ------------
   TEXAS - 7.4%
    415,000   Brazos Higher Education Authority Inc.,
                Student Loan Revenue, Series 92C-2,
                AMT,
                7.100% due 11/01/2004 ........................          415,062
  1,000,000   Brazos River Authority, PCR, (TXU Energy
                Company LLC Project), Series C, AMT,
                5.750% due 11/01/2011 ........................        1,012,180
  1,000,000   Corpus Christi, GO, (FSA Insured),
                5.750% due 03/01/2018 ........................        1,068,060
  1,500,000   Dallas-Fort Worth International Airport Board,
                Airport & Marina Revenue, Series A, AMT,
                (FGIC Insured),
                5.500% due 12/01/2031 ........................        1,488,090
  3,500,000   Harris County, GO,
                4.500% due 10/01/2023 ........................        3,128,195
    850,000   Houston, Airport Systems, Lease Revenue,
                (Continental Airlines Project), Series E,
                AMT,
                6.750% due 07/01/2029 ........................          774,103
  1,000,000   Houston, GO, (FSA Insured),
                5.750% due 03/01/2015 ........................        1,080,610
  1,000,000   Houston, Hotel Occupancy Tax & Special
                Revenue, (Convention & Entertainment
                Project), Series B, (AMBAC Insured),
                5.750% due 09/01/2015 ........................        1,082,870
  2,050,000   Houston, Water & Sewer System Revenue,
                Jr. Lien, Series C, (FGIC Insured),
                5.375% due 12/01/2027 ........................        2,056,601
  1,100,000   Metro Health Facilities Development
                Corporation, Health Care Revenue,
                (Wilson N. Jones Memorial Hospital
                Project),
                7.200% due 01/01/2021 ........................        1,145,111
              North Central, Health Facilities Development
                Corporation Revenue:
  1,000,000     (Baylor Health Care System Project),
                Series A,
                5.125% due 05/15/2029 ........................          941,490
  2,000,000     (Children's Medical Center of Dallas
                Project), (AMBAC Insured),
                5.250% due 08/15/2032*** .....................        1,950,380
  1,925,000   Round Rock, Independent School District,
                GO,
                4.500% due 08/01/2019 ........................        1,771,578
  1,000,000   Texas Tech University System, Financing
                System Revenue, Seventh Series, (MBIA
                Insured),
                5.000% due 08/15/2025 ........................          962,000
                                                                   ------------
                                                                     18,876,330
                                                                   ------------
   VIRGINIA - 1.7%
  1,500,000   Metropolitan Washington D.C. Airports
                Authority, General Airport Revenue,
                Series A, AMT, (MBIA Insured),
                6.625% due 10/01/2019** ......................        1,552,245
              Richmond, GO, (FSA Insured):
    600,000     5.125% due 01/15/2008 ........................          645,360
  1,000,000     5.250% due 01/15/2009 ........................        1,083,550
  1,000,000     5.500% due 01/15/2010 ........................        1,101,030
                                                                   ------------
                                                                      4,382,185
                                                                   ------------
   WASHINGTON - 9.5%
  2,500,000   Energy Northwest, Electric Revenue,
                (Nuclear Project 3), Series A , (FSA
                Insured),
                5.500% due 07/01/2017 ........................        2,615,775
  1,000,000   Grant County, Public Utility District No. 002,
                Electric Revenue, Series H, (FSA Insured),
                5.375% due 01/01/2015 ........................        1,050,710
  4,500,000   King County, Kent School District No. 415,
                GO, Series C,
                6.300% due 12/01/2008 ........................        5,129,640
  1,500,000   Port Seattle, Airport & Marina Revenue,
                            Series A, (FGIC Insured),
                5.000% due 04/01/2031 ........................        1,415,760
  1,000,000   Seattle, Municipal Light & Power Revenue,
                (FSA Insured),
                5.500% due 03/01/2016 ........................        1,053,170
  1,000,000   Tacoma, Electric Systems Revenue,
                Series A, (FSA Insured),
                5.750% due 01/01/2016 ........................        1,081,040
    785,000   University of Washington, College &
                University Revenue, (Unrefunded
                Balance), (MBIA Insured),
                7.000% due 12/01/2021 ........................          801,979
              Washington State, GO:
  3,000,000     Series B & AT-7,
                6.400% due 06/01/2017 ........................        3,528,330
    130,000     Series B, (Pre-refunded to 05/01/2004),
                5.000% due 05/01/2017 ........................          136,401
  7,440,000     Series B, (Unrefunded Balance),
                5.000% due 05/01/2017 ........................        7,453,318
                                                                   ------------
                                                                     24,266,123
                                                                   ------------
   WEST VIRGINIA - 1.3%
  2,500,000   Harrison County, County Community Solid
                Waste Disposal Authority, IDR,
                (Monongahela Power Company Project),
                Series A, AMT, (MBIA-IBC Insured),
                6.875% due 04/15/2022 ........................        2,558,650
    750,000   South Charleston, IDR, (Union Carbide
                Chemicals & Plastics Company Project),
                Series A, AMT,
                8.000% due 08/01/2020 ........................          755,708
                                                                   ------------
                                                                      3,314,358
                                                                   ------------
   WISCONSIN - 1.5%
  1,000,000   De Pere, Unified School District, GO,
                (FGIC Insured),
                5.000% due 10/01/2012 ........................        1,047,790
    750,000   Madison, IDR, (Madison Gas & Electric
                Company Project), Series A, AMT,
                6.750% due 04/01/2027 ........................          767,850
  1,000,000   Wisconsin Housing & Economic
                Development Authority, Home Ownership
                Revenue, Series F, AMT,
                5.250% due 07/01/2029 ........................          947,360
  1,000,000   Wisconsin State Health & Educational
                Facilities Authority, Health Care Revenue,
                (Waukesha Memorial Hospital Project),
                Series A, (AMBAC Insured),
                7.125% due 08/15/2007 ........................        1,014,190
                                                                   ------------
                                                                      3,777,190
                                                                   ------------
              Total Municipal Bonds and Notes
                (Cost $230,411,605) ..........................      246,998,548
                                                                   ------------
 SHORT-TERM MUNICIPAL BONDS - 4.8%
              Clark County, Nevada, School District, GO,
                (FSA Insured):
  2,000,000     Series A,
                1.650% due 06/15/2021 ........................        2,000,000
  2,400,000     Series B,
                1.570% due 06/15/2021 ........................        2,400,000
  1,500,000   Cuyahoga County, Ohio, Hospital Revenue,
                (University Hospitals of Cleveland Project),
                1.570% due 01/01/2016 ........................        1,500,000
  2,300,000   Harris County, Texas, Health Facilities
                Development Corporation, Hospital
                Revenue, (Texas Children's Hospital
                Project), Series B-1, (MBIA Insured),
                1.700% due 10/01/2029 ........................        2,300,000
  2,400,000   Jackson County, Mississippi, PCR, (Chevron
                USA Inc. Project),
                1.700% due 06/01/2023 ........................        2,400,000
  1,700,000   New York City Municipal Water Financing
                Authority, Water & Sewer System
                Revenue, Series G, (FGIC Insured),
                1.650% due 06/15/2024 ........................        1,700,000
                                                                   ------------
              Total Short-Term Municipal Bonds
                (Cost $12,300,000) ...........................       12,300,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $242,711,605*)     101.1% ............      259,298,548
OTHER ASSETS AND LIABILITIES (NET)          (1.1) ............       (2,779,277)
                                           -----                   ------------
NET ASSETS                                 100.0% ............     $256,519,271
                                           =====                   ============
------------------------
   * Aggregate cost for federal tax purposes.
  ** Security pledged as collateral
     for when-issued securities.
 *** Security purchased on a when-issued basis (note 2).
   + Floating rate note. The interest rate shown reflects the rate in effect at
     April 30, 2002.
  ++ Variable rate demand notes payable upon demand with not more than five business days' notice. The interest rate shown reflects the rate in effect at April 30, 2002.
 +++ Security exempt from registration under Rule 144A of the Securities Act of 1933.

Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at April 30, 2002 (as a percentage of net assets):

                  General Purpose           22.0%
                  Retail Utility            14.8%
                  Public Building           10.9%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at April 30, 2002 (as a percentage of net assets):

                  MBIA                      21.2%
                  AMBAC                     13.8%
                  FGIC                      12.0%
                  FSA                       11.1%

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
    ACA      --   American Capital Access
    AMBAC    --   American Municipal Bond Assurance Corporation
    AMT      --   Alternative Minimum Tax
    COP      --   Certificates of Participation
    ETM      --   Escrowed to Maturity
    FGIC     --   Federal Guaranty Insurance Corporation
    FNMA     --   Federal National Mortgage Association
    FSA      --   Financial Security Assurance
    GNMA     --   Government National Mortgage Association
    GO       --   General Obligation Bond
    IBC      --   Insured Bond Certificate
    IDR      --   Industrial Development Revenue
    MBIA     --   Municipal Bond Investors Assurance
    MFHR     --   Multi-family Housing Revenue
    PCR      --   Pollution Control Revenue
    SFMR     --   Single Family Mortgage Revenue
    TCRS     --   Transferable Custodial Receipts
    VHA      --   Veterans Housing Authority
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----
MUNICIPAL BONDS AND NOTES - 97.6%
   CALIFORNIA - 97.0%
              ABAG Financing Authority for Nonprofit
                Corporations, COP:
$   340,000     (Episcopal Homes Foundation),
                5.000% due 07/01/2007 ........................     $    353,381
                (O'Connor Woods Obligation Group),
                (ACA Insured):
  1,000,000     5.400% due 11/01/2009 ........................        1,072,890
  2,530,000     5.700% due 11/01/2013 ........................        2,697,182
  1,000,000   ABAG Financing Authority for Nonprofit
                Corporations, MFHR, (Archstone
                Redwood), Series A,
                5.300% due 10/01/2008 ........................        1,020,110
  1,240,000   ABAG Financing Authority for Nonprofit
                Corporations, Revenue Bonds, (California
                School of Mechanical Arts),
                5.250% due 10/01/2026 ........................        1,207,487
  5,360,000   Alhambra, Improvement Board Act of 1915,
                Special Tax Revenue, (Public Works
                Assessment District No. 1), (MBIA
                Insured),
                6.125% due 09/02/2018** ......................        5,533,610
  1,050,000   Alta Loma, School District, Capital
                Appreciation, GO, Series A, (FGIC
                Insured),
                Zero coupon due 08/01/2022 ...................          342,751
  2,000,000   Anaheim, Public Financing Authority, Tax
                Allocation Revenue, (Inverse Floater),
                (MBIA Insured),
                11.270% due 12/28/2018+ ......................        2,535,540
  2,000,000   Barstow, Redevelopment Agency, Tax
                Allocation Revenue, (Central
                Redevelopment Project), Series A,
                (MBIA Insured),
                7.000% due 09/01/2014 ........................        2,491,900
  2,000,000   Bay Area Government Association, Lease
                Revenue, (Capital Projects), Series A,
                (AMBAC Insured),
                5.000% due 07/01/2031 ........................        1,932,860
              Bay Area Toll Authority, Toll Bridge Revenue,
                (San Francisco Bay Area Highway
                Improvements), Series D:
  8,705,000     5.000% due 04/01/2016 ........................        8,941,080
  3,000,000     5.000% due 04/01/2017 ........................        3,059,370
  3,155,000   Burbank, Waste Disposal Revenue, Series B,
                (FSA Insured),
                5.250% due 05/01/2024 ........................        3,185,572
  2,875,000   California Community College Financing
                Authority, Lease Revenue, (San Diego
                Community College), Series B, (MBIA
                Insured),
                5.000% due 12/01/2020 ........................        2,878,134
  2,000,000   California Department of Veteran Affairs,
                Home Purchase Revenue, Series A,
                (AMBAC Insured),
                5.400% due 12/01/2018 ........................        2,030,520
              California Educational Facilities Authority,
                College & University Revenue:
  1,600,000     (College of Osteopathic Medicine),
                (Pre-refunded to 06/01/2003),
                7.500% due 06/01/2018 ........................        1,716,768
  2,485,000     (Heald College),
                5.450% due 02/15/2022 ........................        2,383,463
  1,000,000     (Pooled College & University), Series B,
                6.625% due 06/01/2020 ........................        1,068,360
  1,000,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 ........................        1,036,520
  2,250,000   California Financing Authority for Resource
                Efficiency, Lease Revenue, (First
                Resource Efficiency Program),
                (AMBAC Insured),
                6.000% due 07/01/2017 ........................        2,427,615
              California Housing Finance Agency, Home
                Ownership & Improvement Revenue, AMT:
    125,000     Series B, (MBIA Insured),
                5.200% due 08/01/2026 ........................          127,462
  5,010,000     Series C,
                6.650% due 08/01/2014** ......................        5,216,462
  4,825,000     Series D,
                Zero coupon due 02/01/2019 ...................        1,833,452
    665,000     Series D, (MBIA Insured),
                6.300% due 08/01/2014 ........................          693,389
  2,630,000     Series F, (MBIA Insured),
                6.800% due 08/01/2014 ........................        2,784,249
  1,060,000     Series F1, (AMBAC Insured),
                6.500% due 02/01/2008 ........................        1,118,819
              California Housing Finance Agency,
                Mortgage Revenue, AMT:
  1,000,000     (Home Mortgages), Series B, (FHA
                Collateral), (MBIA Insured),
                6.000% due 08/01/2016 ........................        1,045,550
    500,000     (Multi-unit Rental Housing), Series C-II,
                6.875% due 08/01/2024 ........................          507,350
  1,000,000   California Infrastructure & Economic
                Development Bank, Health Care Revenue,
                (The J. David Gladstone Institute Project),
                5.500% due 10/01/2015 ........................        1,056,400
  3,855,000   California Infrastructure & Economic
                Development Bank, Lease Revenue,
                (Asian Art Museum of San Francisco
                Project), (MBIA Insured),
                5.500% due 06/01/2017 ........................        4,112,244
              California Pollution Control Financing
                Authority, PCR, AMT:
  2,500,000     (San Diego Gas and Electric), Series A,
                (AMBAC Insured),
                5.850% due 06/01/2021 ........................        2,538,550
  3,100,000     (Waste Removal Systems), Series A,
                7.100% due 11/01/2009 ........................        3,111,160
    715,000   California Rural Home Mortgage Finance
                Authority, SFMR, (Mortgage-Backed
                Securities Program), Issue A, Series 2,
                AMT, (GNMA/FHLMC Collateral),
                7.950% due 12/01/2024 ........................          781,538
  6,320,000   California State Department of
                Transportation, COP, Series A, (MBIA
                Insured),
                5.250% due 03/01/2016 ........................        6,571,346
              California State Department of Water
                Resources, Water Revenue, Series W,
                (FSA Insured):
  2,000,000     5.000% due 12/01/2018 ........................        2,029,600
  1,000,000     5.500% due 12/01/2013 ........................        1,116,800
              California State Public Works Board, Lease
                Revenue:
  1,500,000     (California Community Colleges), Series A,
                5.250% due 12/01/2014 ........................        1,565,475
  3,000,000     (California State University), Series C,
                5.400% due 10/01/2022 ........................        3,033,660
  2,000,000     (Department of Corrections Program),
                Series B,
                5.250% due 01/01/2012 ........................        2,141,540
  2,630,000     (Department of Corrections Program),
                Series B, (AMBAC-TCRS BNY Insured),
                5.250% due 01/01/2012 ........................        2,874,774
                (Department of Corrections-Ten
                Administrative Segregation Housing),
                Series A, (AMBAC Insured):
  2,500,000     5.250% due 03/01/2018 ........................        2,594,175
  4,330,000     5.250% due 03/01/2019 ........................        4,448,555
              California State University, Fresno
                Association Inc. Revenue, (Auxiliary
                Organization Event Center):
  1,500,000     6.000% due 07/01/2022 ........................        1,508,220
  1,500,000     6.000% due 07/01/2031 ........................        1,500,750
  5,000,000   California State University, Systemwide
                Revenue, Series A, (AMBAC Insured),
                5.000% due 11/01/2033 ........................        4,849,600
              California State, GO:
 10,000,000     5.250% due 02/01/2011 ........................       10,727,700
  1,000,000     5.750% due 10/01/2010 ........................        1,114,560
  2,000,000     (FGIC Insured),
                4.500% due 12/01/2021 ........................        1,841,900
                (FGIC-TCRS Insured):
 10,000,000     5.500% due 03/01/2011 ........................       11,047,900
  4,430,000     5.500% due 06/01/2025 ........................        4,571,184
  5,000,000     (FSA Insured),
                5.250% due 02/01/2010 ........................        5,428,400
  1,125,000     (MBIA-IBC Insured),
                5.250% due 10/01/2013 ........................        1,229,636
  2,000,000     (Veterans), AMT, Series BJ,
                5.700% due 12/01/2032 ........................        2,009,260
                (Veterans), AMT, Series BT:
  2,000,000     4.900% due 12/01/2011 ........................        2,031,500
  2,510,000     5.000% due 12/01/2012 ........................        2,546,320
  2,000,000     5.450% due 12/01/2017 ........................        2,017,400
  3,000,000   California Statewide Communities
                Development Authority, COP, (Cedars-
                Sinai Medical Center), (MBIA-IBC Insured),
                6.500% due 08/01/2012 ........................        3,458,340
              California Statewide Communities
                Development Authority, MFHR, (Equity
                Residential Housing):
  1,000,000     Series B,
                5.200% due 12/01/2029 ........................        1,041,290
  3,300,000     Series C,
                5.200% due 06/15/2009 ........................        3,436,257
  1,610,000   Carson, Improvement Board Act of 1915,
                GO,
                7.375% due 09/02/2022** ......................        1,666,157
  1,000,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2016 ........................        1,096,830
  1,000,000   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2014 ........................        1,073,790
  4,675,000   Chula Vista, IDR, (San Diego Gas and
                Electric), Series A, AMT, (AMBAC
                Insured),
                6.400% due 12/01/2027** ......................        4,864,805
  1,925,000   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien, Series A,
                (FSA Insured),
                4.700% due 09/02/2014 ........................        1,973,414
  2,805,000   Chula Vista, Redevelopment Agency, Tax
                Allocation Revenue,
                8.625% due 09/01/2024 ........................        3,347,992
              Clovis, Unified School District, Capital
                Appreciation, GO, Series A, (FGIC Insured):
  7,035,000     Zero coupon due 08/01/2019 ...................        2,779,740
  2,415,000     Zero coupon due 08/01/2020 ...................          894,661
  2,000,000   Coachella, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 3 Project),
                5.875% due 12/01/2028 ........................        1,986,580
  2,160,000   Contra Costa County, Public Financing
                Authority, Lease Revenue, (Capital
                Projects), Series B, (MBIA Insured),
                5.250% due 06/01/2027 ........................        2,170,778
              Contra Costa, Water District Revenue,
                Series K, (FSA Insured):
  1,445,000     5.000% due 10/01/2017 ........................        1,477,079
  1,520,000     5.000% due 10/01/2018 ........................        1,542,177
  1,500,000   Culver City, Redevelopment Finance
                Authority, Tax Allocation Revenue,
                Series B,
                6.250% due 11/01/2025 ........................        1,523,745
  1,000,000   Cupertino, Unified School District, GO,
                (FSA Insured),
                5.000% due 08/01/2020 ........................        1,001,020
  1,670,000   Davis, Public Facilities Finance Authority
                Local Agency, Special Tax Revenue,
                (Mace Ranch Area), Series A,
                6.600% due 09/01/2025 ........................        1,742,161
  1,200,000   Duarte, Unified School District, Capital
                Appreciation, GO, Series B, (FSA Insured),
                Zero coupon due 11/01/2024 ...................          343,632
  3,500,000   East Bay, Municipal Utilities District, Water
                System Revenue, (MBIA Insured),
                4.750% due 06/01/2028 ........................        3,259,830
  1,985,000   El Cajon, COP, (Helix View Nursing Home),
                AMT, (FHA Insured),
                7.750% due 02/01/2029 ........................        1,987,719
  3,655,000   Escondido, Unified High School District,
                Capital Appreciation, GO, (MBIA Insured),
                Zero coupon due 11/01/2020 ...................        1,335,720
              Fairfield, Housing Authority, Mortgage
                Revenue:
  2,215,000     (Creekside Estates Mobile Homes),
                5.625% due 09/01/2023** ......................        2,118,647
  4,250,000     (Creekside Estates Project), (Pre-refunded
                to 08/01/2002),
                7.875% due 02/01/2015+++** ...................        4,400,960
  1,000,000   Fontana, Redevelopment Agency, Tax
                Allocation Revenue, (Southwest Industrial
                Park Project), (MBIA Insured),
                5.200% due 09/01/2030 ........................          998,900
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue:
  9,000,000     Zero coupon due 01/15/2026 ...................        5,739,660
 20,000,000     Zero coupon due 01/15/2030 ...................        3,581,200
 10,000,000     Zero coupon due 01/15/2032 ...................        1,577,000
 10,000,000     Zero coupon due 01/15/2033 ...................        1,481,900
 10,000,000     Zero coupon due 01/15/2034 ...................        1,392,600
 10,000,000     Zero coupon due 01/15/2036 ...................        1,223,700
 10,000,000     Zero coupon due 01/15/2037 ...................        1,146,700
  9,000,000     Zero coupon due 01/15/2038 ...................          967,320
  3,500,000     (MBIA Insured),
                5.000% due 01/15/2016 ........................        3,604,230
  2,000,000   Fresno, Joint Powers Financing Authority,
                 Lease Revenue, Series A, (FSA Insured),
                5.750% due 06/01/2026 ........................        2,122,620
              Glendale, Unified School District, GO, Series
                D, (MBIA Insured):
  1,770,000     5.375% due 09/01/2018 ........................        1,855,916
  1,865,000     5.375% due 09/01/2019 ........................        1,941,241
              Golden West Schools Financing Authority, Capital Appreciation,
                Revenue Bonds, (School District Refinancing Program), Series A,
                (MBIA Insured):
  1,215,000     Zero coupon due 08/01/2016 ...................          563,116
  1,580,000     Zero coupon due 02/01/2017 ...................          699,308
              Hacienda-La Puente Unified School District, Capital Appreciation,
                GO, Series A, (MBIA Insured):
  1,825,000     Zero coupon due 08/01/2016 ...................          882,296
  1,750,000     Zero coupon due 08/01/2017 ...................          792,102
              Hi Desert, Members Health Care District,
                Health Care Revenue:
  2,250,000     5.500% due 10/01/2015 ........................        2,136,262
  1,175,000     5.500% due 10/01/2019 ........................        1,095,170
  2,000,000   Huntington Park, Public Financing Authority,
                Lease Revenue, (Wastewater System
                Project),
                6.200% due 10/01/2025 ........................        2,053,740
  5,000,000   Imperial Irrigation District, COP, (Water
                System Projects), (AMBAC Insured),
                5.500% due 07/01/2029 ........................        5,174,800
  1,250,000   Imperial, Water Facilities Revenue, COP,
                (FGIC Insured),
                5.000% due 10/15/2020 ........................        1,251,587
  1,000,000   Irvine, Meadows Mobile Home Park,
                Mortgage Revenue, Series A,
                5.700% due 03/01/2018 ........................          963,580
              Irvine, Public Facilities & Infrastructure
                Authority, Assessment Revenue, Series B,
                (AMBAC Insured):
  3,455,000     5.000% due 09/02/2020 ........................        3,440,385
  3,630,000     5.000% due 09/02/2021 ........................        3,592,067
  1,175,000   Kings County, Waste Management Authority,
                Solid Waste Revenue, AMT,
                7.200% due 10/01/2014 ........................        1,251,598
  3,000,000   La Quinta, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (AMBAC Insured),
                5.000% due 09/01/2021 ........................        2,986,920
  1,500,000   La Verne, Public Financing Authority,
                Revenue Bonds, (Capital Improvement
                Projects),
                7.250% due 09/01/2026 ........................        1,602,600
  1,000,000   Laguna Hills, COP, (Community Center
                Project), (MBIA Insured),
                5.000% due 12/01/2017 ........................        1,022,510
  2,000,000   Lake Elsinore, Public Financing Authority,
                Local Agency Revenue, Series G,
                5.800% due 09/02/2015 ........................        2,039,940
  1,070,000   Larkspur, School District, Capital
                Appreciation, GO, Series A, (FGIC
                Insured),
                Zero coupon due 08/01/2019 ...................          422,789
  2,000,000   Lodi, COP, (Public Improvement Financing
                Project), (MBIA Insured),
                5.000% due 10/01/2031 ........................        1,938,520
  2,000,000   Long Beach, Community Facilities District
                No. 5, Special Tax Revenue, (Towne Center),
                6.875% due 10/01/2025 ........................        2,081,940
  1,425,000   Los Angeles, Community Redevelopment
                Agency, Financing Authority Revenue,
                (Grand Central Square Multi-family
                Housing Project), Series A, AMT,
                5.850% due 12/01/2026 ........................        1,319,351
  1,490,000   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (FHA Collateral), (AMBAC Insured),
                6.750% due 07/01/2014 ........................        1,552,699
  1,000,000   Los Angeles, Community Redevelopment
                Agency, Parking Systems Revenue,
                (Cinerama Dome Public Parking Project),
                (ACA Insured),
                5.500% due 07/01/2016 ........................        1,022,680
  2,500,000   Los Angeles, Community Redevelopment
                Agency, Tax Allocation Revenue, (North
                Hollywood Project), Series E, (MBIA
                Insured),
                5.400% due 07/01/2024 ........................        2,561,750
              Los Angeles, Department of Airports, Airport
                Revenue, (Ontario International Airport),
                Series A, AMT, (FGIC Insured):
  2,205,000     5.600% due 05/15/2007 ........................        2,391,587
  2,575,000     5.700% due 05/15/2008 ........................        2,780,279
  1,600,000   Los Angeles, Department of Water & Power,
                Waterworks Revenue, Series A, (FGIC-
                TCRS Insured),
                5.125% due 07/01/2041 ........................        1,565,232
  2,500,000   Los Angeles, Harbor Department Revenue,
                Series B, AMT,
                5.500% due 08/01/2008 ........................        2,683,425
    150,000   Los Angeles, Home Mortgage Revenue,
                (Mortgage-Backed Securities Project),
                (GNMA Collateral),
                8.100% due 05/01/2017 ........................          154,367
              Los Angeles, MFHR, AMT,
                (GNMA Collateral):
  3,000,000     (Park Parthenia Project),
                7.400% due 01/20/2022 ........................        3,023,010
  1,000,000     (Ridgecroft Apartments Project), Series E,
                6.250% due 09/20/2039 ........................        1,035,270
    193,000   Los Angeles, SFHR, Series B, (GNMA
                Collateral),
                7.600% due 08/01/2016 ........................          200,039
  6,660,000   Los Angeles, Unified School District, GO,
                (Election of 1997), Series E, (MBIA
                Insured),
                5.500% due 07/01/2018 ........................        7,089,104
              Los Angeles, Water & Power Revenue,
                (Power Systems), Series A-A-3:
  1,705,000     5.250% due 07/01/2018 ........................        1,735,826
  3,000,000     5.250% due 07/01/2019 ........................        3,039,510
  3,000,000     5.375% due 07/01/2020 ........................        3,044,460
  1,405,000   Los Gatos-Saratoga, Joint Unified High
                School District, GO, (Election of 1998),
                Series B,
                5.750% due 12/01/2021 ........................        1,497,084
              M-S-R Public Power Agency, San Juan Project Revenue, Series I,
                (MBIA Insured):
  1,810,000     5.000% due 07/01/2016 ........................        1,860,137
  1,250,000     5.000% due 07/01/2017 ........................        1,275,263
 10,000,000   Metropolitan Water District, Southern
                California Waterworks Revenue, Series A,
                4.750% due 07/01/2022 ........................        9,459,100
  1,490,000   Mountain View, Shoreline Regional Park
                Community, Tax Allocation Revenue,
                Series A, (MBIA Insured),
                5.250% due 08/01/2015 ........................        1,581,307
  2,785,000   Needles, Public Utilities Authority, Utilities
                Revenue, (Utilities System Acquisition
                Project), Series A,
                6.500% due 02/01/2022 ........................        2,803,520
              Newark, Unified School District, Capital Appreciation, GO,
                (Election of 1997), Series D, (FSA Insured):
  2,570,000     Zero coupon due 08/01/2005 ...................        2,327,366
  3,165,000     Zero coupon due 08/01/2006 ...................        2,743,390
  1,790,000   Newport-Mesa Unified School District, GO,
                (Election 2000), (MBIA Insured),
                5.000% due 08/01/2017 ........................        1,832,441
  3,500,000   Novato, Community Facilities District No. 1,
                Special Tax Revenue,
                7.200% due 08/01/2015** ......................        3,694,635
              Oakland, Alameda County Unified School
                District, COP, (Energy Retrofit Project):
  2,645,000     (Pre-refunded to 11/15/2005),
                7.000% due 05/15/2011+++ .....................        3,085,551
  3,445,000     (Pre-refunded to 11/15/2006),
                6.750% due 11/15/2014+++ .....................        4,075,711
  1,800,000   Oakland, Revenue Bonds, (YMCA East Bay
                Project),
                7.100% due 06/01/2010 ........................        1,938,942
  1,565,000   Oakland, Unified School District, GO,
                (Alameda County School Improvements),
                (FSA Insured),
                5.000% due 08/01/2017 ........................        1,592,982
  4,000,000   Orange County, COP, Series A, (MBIA
                Insured),
                5.800% due 07/01/2016 ........................        4,422,200
  5,000,000   Palm Desert, Financing Authority, Tax
                Allocation Revenue,
                (Project Area No. 1), Series A, (MBIA
                Insured),
                5.000% due 04/01/2025 ........................        4,916,050
              Palm Springs, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series A, (MBIA Insured):
  1,250,000     5.250% due 11/01/2017 ........................        1,315,650
  1,315,000     5.250% due 11/01/2018 ........................        1,374,530
  1,995,000   Pomona, COP, (Mission Promenade Project),
                Series AE, (AMBAC Insured),
                5.375% due 10/01/2032 ........................        2,016,426
  5,000,000   Pomona, Public Financing Authority, Tax
                Allocation Revenue, (Merged
                Redevelopment Project), Series AD, (MBIA
                Insured),
                5.000% due 02/01/2021 ........................        4,954,600
  1,000,000   Pomona, Unified School District, GO, (MBIA
                Insured),
                6.150% due 08/01/2030 ........................        1,138,410
  5,000,000   Port Oakland, Revenue Bonds, Series K,
                AMT, (FGIC Insured),
                5.750% due 11/01/2029 ........................        5,166,600
              Port Oakland, Special Facilities Revenue,
                (Mitsui O.S.K. Lines Ltd. Project), Series A,
                AMT:
  3,030,000     6.750% due 01/01/2012 ........................        3,101,175
  2,300,000     6.800% due 01/01/2019 ........................        2,322,471
              Poway, Redevelopment Agency, Tax
                Allocation Revenue, (Paguay
                Redevelopment Project), (AMBAC
                Insured):
  3,000,000     5.125% due 06/15/2033 ........................        2,967,570
  1,000,000     5.375% due 06/15/2019 ........................        1,045,240
  2,750,000   Redding, Electrical Systems, COP, (Inverse
                Floater), (MBIA Insured),
                11.134% due 07/01/2022+ ......................        3,497,780
  1,000,000   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                7.125% due 07/01/2026 ........................        1,071,130
              Riverside County, Public Financing Authority,
                COP:
  1,500,000     5.750% due 05/15/2019 ........................        1,490,295
  2,100,000     5.800% due 05/15/2029 ........................        2,041,347
  1,500,000   Riverside, Unified School District, Special Tax
                Revenue, (Community Facilities District
                No. 2), Series A, (Pre-refunded to
                09/01/2002),
                7.250% due 09/01/2018 ........................        1,558,575
              Rocklin, Unified School District, Capital
                Appreciation, GO, (FGIC Insured):
  1,030,000     Zero coupon due 08/01/2014 ...................          547,795
  1,210,000     Zero coupon due 08/01/2016 ...................          567,369
  1,255,000     Zero coupon due 08/01/2017 ...................          549,790
  1,360,000     Zero coupon due 08/01/2019 ...................          517,902
  1,415,000     Zero coupon due 08/01/2020 ...................          504,122
  1,225,000     Zero coupon due 08/01/2023 ...................          359,317
              Rohnert Park, Community Development Agency, Capital Appreciation,
                Tax Allocation Revenue, (Rohnert Redevelopment Project), (MBIA
                Insured):
  1,745,000     Zero coupon due 08/01/2021 ...................          606,510
  1,755,000     Zero coupon due 08/01/2023 ...................          538,715
  1,755,000     Zero coupon due 08/01/2025 ...................          479,870
  1,755,000     Zero coupon due 08/01/2027 ...................          425,237
  1,755,000     Zero coupon due 08/01/2029 ...................          377,869
  1,635,000   Rowland, Unified School District, Capital
                Appreciation, GO, Series A, (FSA Insured),
                Zero coupon due 09/01/2017 ...................          736,862
  3,240,000   Sacramento County, Airport System
                Revenue, Series 1989, AMT, (Unrefunded
                Balance), (AMBAC Insured),
                7.000% due 07/01/2020 ........................        3,252,409
  2,000,000   Sacramento County, Sanitation District
                Financing Authority, Sewer Revenue,
                ETM,
                5.000% due 12/01/2016 ........................        2,056,800
    995,000   Salinas, Improvement Board Act of 1915,
                Special Tax Revenue, (Assessment
                District No. 90-1), Series C-185,
                5.400% due 09/02/2012 ........................        1,025,507
              San Bernardino County, COP, (Justice
                Center / Airport Improvements Refunding
                Project), (MBIA Insured):
  2,000,000     Series A,
                4.000% due 07/01/2010 ........................        2,015,880
 10,000,000     Series B,
                5.500% due 07/01/2016** ......................       10,240,600
              San Bernardino, Redevelopment Agency,
                Tax Allocation Revenue, (San Sevaine
                Redevelopment Project), Series A:
  1,000,000     6.900% due 09/01/2018 ........................        1,057,020
  2,000,000     7.100% due 09/01/2029 ........................        2,104,700
    600,000   San Diego County, COP,
                5.700% due 02/01/2028 ........................          597,294
              San Diego, Redevelopment Agency, Auto
                Parking Revenue:
  1,000,000     (Centre City Redevelopment Project),
                Series A,
                6.400% due 09/01/2019 ........................        1,059,670
  1,145,000     (Southcrest Redevelopment Project),
                6.500% due 10/01/2025 ........................        1,207,998
              San Diego, Unified School District, GO,
                Series C, (FSA Insured):
  2,175,000     5.000% due 07/01/2017 ........................        2,230,115
  1,295,000     5.000% due 07/01/2019 ........................        1,305,399
  2,000,000     5.000% due 07/01/2020 ........................        2,002,400
  2,000,000     5.000% due 07/01/2021 ........................        1,991,320
  2,765,000     5.000% due 07/01/2022 ........................        2,738,815
  4,000,000   San Diego, Water Authority Revenue,
                COP, Series B, (Inverse Floater), (MBIA
                Insured),
                10.920% due 04/08/2021+ ......................        5,219,680
  1,000,000   San Dimas, Housing Authority Revenue,
                (Charter Oak Mobile Home Project),
                Series A,
                5.700% due 07/01/2028 ........................          963,100
              San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, AMT:
  2,040,000     Issue 25, (FSA Insured),
                4.750% due 05/01/2006 ........................        2,144,203
                Issue 27A, (MBIA Insured):
  4,000,000     5.250% due 05/01/2026 ........................        3,986,480
  3,000,000     5.250% due 05/01/2031 ........................        2,966,940
  4,070,000     Issue 28A (MBIA Insured),
                5.250% due 05/01/2020 ........................        4,093,606
              San Francisco City and County, MFMR,
                Series A, (FNMA Collateral):
  1,000,000     6.350% due 02/15/2012 ........................        1,005,550
  1,250,000     6.450% due 02/15/2024 ........................        1,257,688
  4,295,000   San Francisco City and County, Public
                Utilities Commission, Water Revenue,
                Series A, (FSA Insured),
                5.000% due 11/01/2017 ........................        4,391,165
              San Francisco City and County,
                Redevelopment Agency, Capital
                Appreciation, Lease Revenue, (George R.
                Moscone Project):
  2,000,000     Zero coupon due 07/01/2011 ...................        1,312,720
  3,000,000     Zero coupon due 07/01/2013 ...................        1,742,250
              San Francisco City and County, Redevelopment Financing Authority,
                Tax Allocation Revenue, (San Francisco Redevelopment Projects),
                Series A, (FSA Insured):
  3,150,000     5.000% due 08/01/2017 ........................        3,194,510
  3,320,000     5.000% due 08/01/2018 ........................        3,349,017
  2,000,000   San Francisco, State Building Authority,
                Lease Revenue, (San Francisco Civic
                Center Complex), Series A, (AMBAC
                Insured),
                5.250% due 12/01/2016 ........................        2,072,480
  9,310,000   San Jose, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series F, (MBIA Insured),
                5.000% due 09/01/2018 ........................        9,444,716
  1,000,000   San Jose, MFHR, (Sixth & Martha Family
                Apartments), AMT, (FNMA Collateral),
                5.875% due 03/01/2033 ........................        1,023,530
  2,590,000   San Jose, Redevelopment Agency, Tax
                Allocation Revenue, (Merged Area
                Redevelopment Project), (MBIA Insured),
                5.000% due 08/01/2032 ........................        2,513,181
              San Juan, Unified School District, GO,
                (FSA Insured):
  1,825,000     Zero coupon due 08/01/2020 ...................          676,090
  1,000,000     Zero coupon due 08/01/2021 ...................          347,570
  1,820,000     Zero coupon due 08/01/2022 ...................          594,103
  2,000,000   San Marcos, Public Facilities Authority,
                Revenue Bonds,
                5.800% due 09/01/2018 ........................        2,022,860
  1,000,000   San Mateo County, Joint Powers Authority,
                Lease Revenue, (Capital Projects
                Program), (MBIA Insured),
                6.500% due 07/01/2015 ........................        1,201,450
  3,000,000   Santa Clarita, Community Facilities District
                No. 92-1, Special Tax Revenue, Series A,
                7.500% due 11/15/2012 ........................        3,092,760
  1,500,000   Santa Maria, Joint Unified High School
                District, GO, Series A, (FSA Insured),
                5.250% due 08/01/2025 ........................        1,532,325
              Santa Monica-Malibu Unified School District,
                GO:
  1,175,000     5.250% due 08/01/2017 ........................        1,244,055
  1,350,000     5.750% due 08/01/2025 ........................        1,443,191
  4,765,000   Santa Rosa, Mortgage Revenue, (Channate
                Lodge), (FHA Collateral),
                6.700% due 12/01/2024** ......................        4,936,635
  2,360,000   Simi Valley, Community Development
                          Agency, Commonwealth Mortgage
                Revenue, (Sycamore Plaza II),
                6.000% due 09/01/2012+++ .....................        2,503,960
  2,500,000   Southern California Public Power Authority,
                Transmission Project Revenue, (Southern
                Transmission), Sub-series A, (FSA
                Insured),
                5.250% due 07/01/2017*** .....................        2,617,200
  1,305,000   Stockton, Community Facilities District No. 1,
                Special Tax Revenue, (Mello Roos-Weston
                Ranch), Series A,
                6.000% due 09/01/2018 ........................        1,354,577
  1,780,000   Stockton-East, Water District, COP, (1975 &
                1990 Projects), Series A, (FGIC Insured),
                5.250% due 04/01/2022 ........................        1,805,347
              Tahoe Truckee, Unified School District, GO,
                (School Facilities Improvement District
                No. 1), (MBIA Insured):
  2,000,000     5.250% due 08/01/2016 ........................        2,133,580
  2,240,000     5.250% due 08/01/2017 ........................        2,371,645
  3,270,000   Temecula, Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project No.1), (MBIA Insured),
                5.250% due 08/01/2036*** .....................        3,238,902
  1,000,000   Torrance, Hospital Revenue, (Torrance
                Memorial Medical Center), Series A,
                6.000% due 06/01/2022 ........................        1,047,330
              University of California, College & University
                Revenue, (Multi Purpose Projects), (FGIC
                Insured):
  1,720,000     Series F,
                5.000% due 09/01/2016 ........................        1,756,860
                Series M:
  2,260,000     5.125% due 09/01/2017 ........................        2,334,354
  4,635,000     5.125% due 09/01/2018 ........................        4,745,220
  2,025,000   Vallejo, Public Financing Authority, Revenue
                Bonds, (Fairgrounds Drive Assessment
                District),
                5.700% due 09/02/2011 ........................        2,100,958
              Ventura County, Public Financing Authority,
                COP, Series I, (FSA Insured):
  2,790,000     5.250% due 08/15/2015 ........................        2,917,782
  3,040,000     5.250% due 08/15/2016 ........................        3,161,965
  1,350,000   West Contra Costa, Unified School District,
                GO, Series A, (MBIA Insured),
                5.350% due 02/01/2017 ........................        1,441,773
                                                                   ------------
                                                                    529,556,194
                                                                   ------------
   VIRGIN ISLANDS - 0.6%
              Virgin Islands, Public Finance Authority, Revenue Bonds, (Gross
                Receipts of Taxes on Loan Notes), Series A:
  1,000,000     5.625% due 10/01/2010 ........................        1,049,690
  2,000,000     6.375% due 10/01/2019 ........................        2,157,280
                                                                   ------------
                                                                      3,206,970
                                                                   ------------
              Total Municipal Bonds and Notes
                (Cost $516,758,085) ..........................      532,763,164
                                                                   ------------
 SHORT-TERM MUNICIPAL BONDS - 2.0%
  2,500,000   California Housing Finance Agency,
                Mortgage Revenue, (Home Mortgages),
                Series U, AMT, (MBIA Insured),
                1.580% due 08/01/2032++ ......................        2,500,000
  2,900,000   California Statewide Communities
                Development Authority, COP, (North
                California Retired Officers),
                1.550% due 06/01/2026++ ......................        2,900,000
              Irvine, Improvement Board Act of 1915,
                Special Tax Revenue:
  2,600,000     (Assessment District No. 00-18), Series A,
                1.650% due 09/02/2026++ ......................        2,600,000
  1,200,000     (Updates of Assessment District
                No. 89-10),
                1.650% due 09/02/2015++ ......................        1,200,000
  2,100,000   Orange County, Sanitation Districts Nos. 1-3,
                 5-7 & 11, COP, (AMBAC Insured),
                1.650% due 08/01/2016++ ......................        2,100,000
                                                                   ------------
              Total Short-Term Municipal Bonds
                (Cost $11,300,000) ...........................       11,300,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $528,058,085*) .... 99.6%                   544,063,164
OTHER ASSETS AND LIABILITIES (NET) ........  0.4                      1,944,911

NET ASSETS ................................100.0%                  $546,008,075

   * Aggregate cost for federal tax purposes.
  ** Security pledged as collateral
     for when-issued securities.
 *** Security purchased on a when-issued basis (note 2).
   + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2002.
  ++ Variable rate demand notes payable upon demand with not more than five business days' notice. The interest rate shown reflects the rate in effect at April 30, 2002.
 +++ Security exempt from registration under Rule 144A of the Securities Act of 1933.

California Municipal Fund had the following industry concentrations greater than 10% at April 30, 2002 (as percentage of net assets):

                  General Purpose           15.0%
                  Tax District              13.7%
                  Public Building           12.8%
                  Public Education          10.8%

California Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2002 (as percentage of net assets):

                  MBIA                      27.0%
                  FSA                       11.9%
                  AMBAC                     10.8%

--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
    ACA      --  American Capital Access
    AMBAC    --  American Municipal Bond Assurance Corporation
    AMT      --  Alternative Minimum Tax
    BNY      --  Bank of New York
    COP      --  Certificates of Participation
    ETM      --  Escrowed to Maturity
    FGIC     --  Federal Guaranty Insurance Corporation
    FHA      --  Federal Housing Authority
    FHLMC    --  Federal Home Loan Mortgage Corporation
    FNMA     --  Federal National Mortgage Association
    FSA      --  Financial Security Assurance
    GNMA     --  Government National Mortgage Association
    GO       --  General Obligation Bond
    IBC      --  Insured Bond Certificate
    IDR      --  Industrial Development Revenue
    MBIA     --  Municipal Bond Investors Assurance
    MFHR     --  Multi-family Housing Revenue
    MFMR     --  Multi-family Mortgage Revenue
    PCR      --  Pollution Control Revenue
    SFHR     --  Single Family Housing Revenue
    SFMR     --  Single Family Mortgage Revenue
    TCRS     --  Transferable Custodial Receipts
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA INSURED
INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
  ---------                                                          -----

MUNICIPAL BONDS AND NOTES - 95.2%

     CALIFORNIA - 93.2%
$ 1,000,000   ABAG Financing Authority for Nonprofit
                Corporations, COP, (Episcopal Homes
                Foundation),
                6.250% due 08/15/2030 ..........................   $  1,085,189
  1,000,000   Alameda County, COP, (Santa Rita Jail
                Project), (MBIA Insured),
                5.375% due 06/01/2009 ..........................      1,102,290
  1,000,000   Alameda County, Public Financing Authority,
                Lease Revenue,
                5.000% due 09/02/2008 ..........................      1,021,020
              Anaheim, Public Financing Authority,
                Revenue Bonds, (Electric System
                Generation Project), Series B, (FSA
                Insured):
  2,000,000     5.000% due 10/01/2015 ..........................      2,083,220
  2,000,000     5.250% due 10/01/2014 ..........................      2,152,060
    500,000   California Educational Facilities Authority,
                Capital Appreciation, College & University
                Revenue, (University of San Diego),
                (AMBAC Insured),
                Zero coupon due 10/01/2009 .....................        368,065
  1,000,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 ..........................      1,036,520
  1,000,000   California Health Facilities Financing
                Authority, Health Care Revenue, (Insured
                De Las Companas Project), Series A,
                (AMBAC Insured),
                5.875% due 07/01/2009 ..........................      1,081,290
              California Housing Finance Agency,
                Mortgage Revenue:
  1,170,000     Series B1, AMT, (AMBAC-TCRS Insured),
                6.200% due 02/01/2007 ..........................      1,199,098
    445,000     Series E, (MBIA Insured),
                6.050% due 08/01/2006 ..........................        478,784
                Series L, AMT, (MBIA Insured):
    330,000     5.000% due 08/01/2008 ..........................        343,444
    500,000     5.100% due 02/01/2009 ..........................        518,505
                Series N, AMT, (AMBAC Insured):
  1,000,000     5.000% due 08/01/2008 ..........................      1,040,740
  1,000,000     5.100% due 02/01/2009 ..........................      1,037,010
    435,000   California Housing Finance Agency, SFMR,
                Series D1,
                4.750% due 08/01/2009 ..........................        452,939
              California State Public Works Board, Lease
                Revenue, Series A, (AMBAC Insured):
  1,000,000     (California Community Colleges),
                5.250% due 12/01/2012 ..........................      1,069,520
  2,000,000     (Department of Corrections Program),
                5.250% due 06/01/2012 ..........................      2,192,700
  1,000,000     (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                5.250% due 03/01/2016 ..........................      1,053,730
  1,000,000     (Regents University),
                5.250% due 06/01/2014 ..........................      1,085,340
  1,000,000   California State University, Fresno
                Association Inc. Revenue, (Auxiliary
                Organization Event Center),
                5.000% due 07/01/2012 ..........................        988,560
              California State, GO:
  1,000,000     (FGIC Insured),
                6.200% due 09/01/2005 ..........................      1,106,550
                (FSA Insured):
  1,000,000     4.500% due 10/01/2008 ..........................      1,052,150
  3,000,000     5.250% due 02/01/2010 ..........................      3,257,040
  1,000,000     5.500% due 03/01/2012 ..........................      1,097,790
  1,600,000   California Statewide Community
                Development Authority, COP, (Children's
                Hospital of Los Angeles Project), (MBIA
                Insured),
                6.000% due 06/01/2007 ..........................      1,798,944
  1,000,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2014 ..........................      1,113,990
  1,000,000   Castaic Lake, Water Agency, COP, (Water
                System Improvement Project), Series A,
                (MBIA Insured),
                5.600% due 08/01/2005 ..........................      1,080,100
  1,240,000   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2013 ..........................      1,345,487
  1,730,000   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien, Series A,
                (FSA Insured),
                4.500% due 09/02/2013 ..........................      1,766,157
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue:
                (MBIA Insured):
  1,000,000     4.375% due 01/15/2007 ..........................      1,047,060
  2,000,000     5.000% due 01/15/2016 ..........................      2,059,560
  1,000,000     Capital Appreciation, Sr. Lien, Series A,
                Zero coupon due 01/01/2004             959,130
    685,000   Golden West Schools Financing Authority,
                Revenue Bonds, Series A, (MBIA Insured),
                5.650% due 02/01/2012 ..........................        771,652
  1,500,000   Huntington Beach, MFHR, (Huntington
                Village Apartments Project), Series A,
                AMT, (FNMA Collateral),
                4.800% due 11/01/2016 ..........................      1,500,120
              Industry, GO, (FGIC Insured):
    655,000     4.250% due 07/01/2013 ..........................        654,103
    600,000     4.375% due 07/01/2014 ..........................        597,168
  1,000,000   Inland Empire Solid Waste Financing
                Authority, Lease Revenue, (Landfill
                Improvement Financing Project), Series B,
                AMT, (FSA Insured),
                6.000% due 02/01/2006 ..........................      1,106,500
  1,080,000   Long Beach, Bond Finance Authority, Lease
                Revenue, (Public Safety Facilities
                Projects), (AMBAC Insured),
                5.250% due 11/01/2013 ..........................      1,175,029
              Los Angeles County Schools Regionalized Business
                Services Corporation, Capital Appreciation, COP,
                (AMBAC Insured):
    600,000     (Los Angeles County Schools Pooled
                Financing Program), Series C,
                4.400% due 11/01/2006 ..........................        603,996
  1,670,000     Series A,
                Zero coupon due 08/01/2008 .....................      1,305,990
  1,250,000   Los Angeles County, Capital Asset Leasing
                Corporation, Leasehold Revenue,
                (AMBAC Insured),
                6.000% due 12/01/2006 ..........................      1,403,825
  1,000,000   Los Angeles County, Metropolitan
                Transportation Authority, Sales Tax
                Revenue, (Proposition C 2nd), Senior
                Series A, (AMBAC Insured),
                5.600% due 07/01/2011 ..........................      1,086,470
  1,000,000   Los Angeles County, Unified School District,
                COP, Series B, (MBIA Insured),
                5.250% due 10/01/2005 ..........................      1,079,850
    535,000   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (FHA Collateral), (AMBAC Insured),
                6.000% due 07/01/2004 ..........................        553,474
              Los Angeles, GO, Series A:
  1,470,000     (FGIC Insured),
                5.250% due 09/01/2011 ..........................      1,612,516
  1,000,000     (MBIA Insured),
                5.000% due 09/01/2016 ..........................      1,029,640
  2,500,000   Los Angeles, Harbor Department Revenue,
                Series B, AMT,
                5.500% due 08/01/2008 ..........................      2,683,425
  1,500,000   Los Angeles, State Building Authority, Lease
                Revenue, (State California Department
                Project), Series A, (MBIA-IBC Insured),
                5.625% due 05/01/2011 ..........................      1,683,360
  2,105,000   M-S-R Public Power Agency, San Juan
                Project Revenue, Series I, (MBIA Insured),
                5.000% due 07/01/2015 ..........................      2,180,822
  1,000,000   Martinez, Unified School District, GO,
                (FGIC Insured),
                4.375% due 08/01/2014 ..........................        999,000
    289,000   Modesto, Mortgage Revenue, (Stonebridge
                Project), Series A, (GNMA Collateral),
                5.875% due 12/01/2004 ..........................        293,650
  1,640,000   Newport Mesa, Unified School District, GO,
                (Election 2000), (MBIA Insured),
                5.000% due 08/01/2016 ..........................      1,692,349
    155,000   Oakland, Improvement Board Act of 1915,
                Special Tax Revenue, (Medical Hill Parking
                Assessment District No. 3), (MBIA
                Insured),
                6.000% due 09/02/2004 ..........................        161,820
              Ontario, Redevelopment Financing Authority,
                Lease Revenue:
  1,055,000     (Capital Projects), (AMBAC Insured),
                5.500% due 08/01/2016 ..........................      1,137,301
  1,060,000     (Project No.1, Center City & Cimarron
                Projects), (MBIA Insured),
                5.250% due 08/01/2016 ..........................      1,117,961
              Orange County, Local Transportation Authority,
                Sales Tax Revenue, (Second Senior-Measure M),
                (FGIC Insured):
  2,000,000     5.800% due 02/15/2005 ..........................      2,164,540
  2,000,000     5.900% due 02/15/2006 ..........................      2,205,240
  1,000,000   Orange County, Public Financing Authority,
                Lease Revenue, (Juvenile Justice Center
                Facility Project), (AMBAC Insured),
                5.375% due 06/01/2016 ..........................      1,070,710
              Paramount, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured):
  1,610,000     6.100% due 08/01/2006 ..........................      1,719,818
  1,700,000     6.100% due 08/01/2007 ..........................      1,815,957
  1,000,000   Rancho, Water District Financing Authority,
                Water & Sewer Revenue, Series A, (FSA
                Insured),
                5.000% due 08/01/2007 ..........................      1,081,470
    875,000   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                6.750% due 07/01/2006 ..........................        942,541
  1,100,000   Riverside, Special Tax Revenue, (Community
                Facilities District No. 90-1-A), (MBIA
                Insured),
                5.500% due 09/01/2013 ..........................      1,210,781
  2,000,000   San Bernardino County, COP, (West Valley
                Detention Center Refinancing Project),
                Series B, (MBIA Insured),
                5.000% due 11/01/2009 ..........................      2,168,580
              San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, AMT:
  2,485,000     Issue 18A, (MBIA Insured),
                6.000% due 05/01/2006 ..........................      2,727,337
                Issue 22, (AMBAC Insured):
  1,705,000     6.000% due 05/01/2006 ..........................      1,871,272
  1,000,000     6.000% due 05/01/2008 ..........................      1,117,210
    690,000     Issue 23A, (FGIC Insured),
                5.500% due 05/01/2005 ..........................        736,561
  2,690,000     Issue 28A, (MBIA Insured),
                5.000% due 05/01/2012 ..........................      2,831,709
  1,000,000   San Francisco City and County, Public
                Utilities Commission, Water Revenue,
                Series A, (FSA Insured),
                5.000% due 11/01/2016 ..........................      1,030,120
  1,000,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Jr. Lien,
                Zero coupon due 01/01/2009 .....................        764,610
  1,200,000   San Jose, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series F, (MBIA Insured),
                5.000% due 09/01/2016 ..........................      1,235,568
    900,000   San Jose, Redevelopment Agency, Tax
                Allocation Revenue, (Merged Area
                Redevelopment Project), (AMBAC Insured),
                4.750% due 08/01/2012 ..........................        934,326
  1,050,000   Santa Ana, COP, (Santa Ana Recycling
                Project), Series A, AMT, (AMBAC Insured),
                5.400% due 05/01/2007 ..........................      1,124,949
    650,000   Santa Clara, Redevelopment Agency, Tax
                Allocation Revenue, (Bay Shore North
                Project), (AMBAC Insured),
                7.000% due 07/01/2010 ..........................        771,791
  1,350,000   Solano County, COP, (Solano Park Hospital
                Project), (FSA Insured),
                6.500% due 08/01/2006 ..........................      1,493,235
  1,300,000   South Orange County, Public Financing
                Authority, Special Tax Revenue, (Foothill
                Area-Mello Roos), Series C, (FGIC
                Insured),
                6.500% due 08/15/2010 ..........................      1,533,870
    995,000   Southern California Home Financing
                Authority, MFHR, (The Fountains Project),
                Series A, AMT, (FNMA Collateral),
                (AMBAC Insured),
                5.400% due 01/01/2027 ..........................      1,004,154
    975,000   Stanton, MFHR, (Continental Gardens LP
                Project), AMT, (FNMA Collateral),
                (AMBAC-TCRS Insured),
                5.625% due 08/01/2029 ..........................      1,006,220
  1,305,000   Stockton, Community Facilities District No. 1,
                Supplemental Tax Revenue, (Mello Roos-
                Weston Ranch), Series A,
                5.500% due 09/01/2009 ..........................      1,362,642
  1,000,000   Tracy, Area Public Facilities Financing
                Agency, Special Tax Revenue,
                (Community Facilities District No. 87-1-H),
                (MBIA Insured),
                5.875% due 10/01/2013 ..........................      1,106,850
  1,070,000   University of California, College & University
                Revenue, Series A, (CONNIE LEE
                Insured),
                5.500% due 09/01/2006 ..........................      1,093,444
  1,000,000   Valley Health Systems, Hospital Revenue,
                Series A, (ACA Insured),
                6.125% due 05/15/2005 ..........................      1,053,440
                                                                   ------------
                                                                    104,682,948
                                                                   ------------
     GUAM - 1.0%
  1,000,000   Guam Government, GO, Series A, (FSA
                Insured),
                5.500% due 12/01/2011 ..........................      1,116,320
                                                                   ------------
     PUERTO RICO - 1.0%
  1,000,000   Puerto Rico Commonwealth, GO, (FGIC
                Insured),
                5.000% due 07/01/2008 ..........................      1,081,960
                                                                   ------------
              Total Municipal Bonds and Notes
                (Cost $103,704,834) ............................    106,881,228
                                                                   ------------
 SHORT-TERM MUNICIPAL BONDS - 3.5%
              California Statewide Communities
                Development Authority, COP:
  3,800,000     (John Muir/Mt. Diablo Health Center),
                (AMBAC Insured),
                1.500% due 08/15/2027 ..........................      3,800,000
    100,000     (MBIA Insured),
                1.500% due 04/01/2028 ..........................        100,000
                                                                   ------------
              Total Short-Term Municipal Bonds
                (Cost $3,900,000) ..............................      3,900,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $107,604,834*)                     98.7%    110,781,228
OTHER ASSETS AND LIABILITIES (NET)                          1.3       1,504,503
                                                          -----    ------------
NET ASSETS                                                100.0%   $112,285,731
                                                          =====    ============
---------------
    * Aggregate cost for federal tax purposes.
    + Variable rate demand notes payable upon demand with not more than five business days' notice. The interest rate shown reflects the rate in effect at April 30, 2002.

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at April 30, 2002 (as a percentage of net assets):

                  General Purpose           17.7%
                  Public Building           12.9%
                  Airport                   11.2%
                  Tax District              10.0%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2002 (as a percentage of net assets):

                  MBIA                      33.0%
                  AMBAC                     24.4%
                  FSA                       17.4%
                  FGIC                      11.9%

-------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
   ACA        --   American Capital Access
   AMBAC      --   American Municipal Bond Assurance Corporation
   AMT        --   Alternative Minimum Tax
   CONNIE LEE --   College Construction Loan Association
   COP        --   Certificates of Participation
   FGIC       --   Federal Guaranty Insurance Corporation
   FHA        --   Federal Housing Authority
   FNMA       --   Federal National Mortgage Association
   FSA        --   Financial Security Assurance
   GNMA       --   Government National Mortgage Association
   GO         --   General Obligation Bonds
   IBC        --   Insured Bond Certificate
   MBIA       --   Municipal Bond Investors Assurance
   MFHR       --   Multi-family Housing Revenue
   SFMR       --   Single Family Mortgage Revenue
-------------------------------------------------------------------------------

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM GROUP OF FUNDS

1. ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are each registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. Trust I and Trust II consist of 17 funds (each a "Fund," collectively, the "Funds"), 14 of which are presented in this report. The Funds being reported on are as follows:

    TRUST I                                      TRUST II
    EQUITY FUNDS                                 EQUITY FUNDS
    Equity Income Fund                           Growth Fund
    Growth & Income Fund                         Small Cap Stock Fund
    West Coast Equity Fund                       International Growth Fund
    (formerly, Growth Fund of the Northwest)
    Mid Cap Stock Fund

    FIXED-INCOME FUNDS                           FIXED-INCOME FUND
    U.S. Government Securities Fund              Short Term Income Fund
    Income Fund
    High Yield Fund
                                                 MUNICIPAL FUNDS
    MUNICIPAL FUND                               California Municipal Fund
    Tax-Exempt Bond Fund                         California Insured Intermediate
                                                 Municipal Fund

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each of the Fixed-Income Funds and the Equity Funds offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares. Each of the Municipal Funds currently offer Class A shares, Class B shares and Class C shares. Class A shares of the Funds are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years of purchase. Class C shares are subject to an initial sales charge at the time of purchase and are subject to a CDSC if redeemed within one year from the date of purchase. Class I shares are sold exclusively to the various investment portfolios of the WM Strategic Asset Management Portfolios, LLC (the "Portfolios"), an open-end management investment company, and are not available for direct purchase by investors. Class I shares are not subject to an initial sales charge or CDSC.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

A security that is primarily traded on a U.S. exchange (including securities traded through the Nasdaq National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may engage in futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." The Funds invest in futures contracts solely for the purpose of hedging existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment\ #003\ #002)[6]> transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain of the Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

DOLLAR ROLL TRANSACTIONS:

The Short Term Income, U.S. Government Securities and Income Funds, in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The values of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments will generate income for the Funds exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to repurchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies effective November 1, 2001. Prior to November 1, 2001, only the Short Term Income Fund and Municipal Funds amortized premiums. All the Funds, other than the Municipal Funds, accreted market discount. Paydown gains and losses on mortgage-backed and assetbacked securities were presented as realized gains and losses. The cumulative effect of applying the required changes has no impact on the net assets reported in the financial statements but resulted in the following:

                                         AT OCTOBER 31, 2001               FOR THE SIX MONTHS ENDED APRIL 30, 2002
                                        --------------------   --------------------------------------------------------------
                                         INCREASE/(DECREASE)   INCREASE/(DECREASE)   INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                             IN AMORTIZED       UNDISTRIBUTED NET        ACCUMULATED         NET UNREALIZED
                                               COST OF              INVESTMENT           NET REALIZED        APPRECIATION OF
     NAME OF FUND                          SECURITIES HELD            INCOME             GAIN/(LOSS)           INVESTMENTS
     ------------                        -------------------   -------------------   -------------------   -------------------
     Equity Income Fund ...............   $ (114,246)              $ 9,231             $ (33,136)                $ 23,905
     Short Term Income Fund ...........        --                  (14,728)               14,728                     --
     U.S. Government Securities Fund ..    (297,942)              (794,436)              639,825                  154,611
     Income Fund ......................    (879,643)                62,768              (308,402)                 245,634
     High Yield Fund ..................     (90,962)               (23,678)               75,441                  (51,763)
     Tax-Exempt Bond Fund .............     133,347                 51,842                  --                    (51,842)
     California Municipal Fund ........     175,054                 63,162                  --                    (63,162)
     California Insured Intermediate
       Municipal Fund .................      16,856                  2,873                  --                     (2,873)

The Statements of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect these changes in presentation.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fixed-Income Funds and the Municipal Funds are declared daily and paid monthly. Dividends from the net investment income of the Equity Income Fund is declared and paid quarterly. Dividends from the net investment income of the Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds are declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon the relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trusts. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                                       FROM $0     FROM $50    FROM $125    FROM $200     FROM $250     FROM $500
                                        TO $50     TO $125      TO $200      TO $250       TO $500      MILLION TO      OVER
                                       MILLION     MILLION      MILLION      MILLION       MILLION      $1 BILLION   $1 BILLION
                                      -----------------------------------------------------------------------------------------
Equity Income Fund ..............      0.625%       0.625%       0.625%       0.625%        0.500%       0.500%       0.500%
Growth & Income Fund ............      0.625%       0.625%       0.625%       0.625%        0.500%       0.500%       0.500%
West Coast Equity Fund ..........      0.625%       0.625%       0.625%       0.625%        0.625%       0.500%       0.375%
Growth Fund .....................      0.850%       0.850%       0.850%       0.850%        0.850%       0.850%       0.850%
Mid Cap Stock Fund ..............      0.750%       0.750%       0.750%       0.750%        0.750%       0.750%       0.750%
Small Cap Stock Fund ............      0.850%       0.850%       0.850%       0.850%        0.850%       0.850%       0.850%
International Growth Fund .......      1.100%       1.000%       0.800%       0.800%        0.800%       0.800%       0.800%
Short Term Income Fund ..........      0.500%       0.500%       0.500%       0.450%        0.450%       0.400%       0.400%
U.S. Government Securities Fund .      0.500%       0.500%       0.500%       0.500%        0.500%       0.500%       0.500%
Income Fund .....................      0.500%       0.500%       0.500%       0.500%        0.500%       0.500%       0.500%
High Yield Fund .................      0.625%       0.625%       0.625%       0.625%        0.500%       0.500%       0.500%
Tax-Exempt Bond Fund ............      0.500%       0.500%       0.500%       0.500%        0.400%       0.400%       0.400%
California Municipal Fund .......      0.500%       0.500%       0.500%       0.500%        0.500%       0.500%       0.500%
California Insured Intermediate
  Municipal Fund ................      0.500%       0.500%       0.500%       0.500%        0.500%       0.500%       0.500%

The Advisor has agreed to waive a portion of its management fees and/or reimburse expenses. Fees waived by the Advisor for the six months ended April 30, 2002 for the California Insured Intermediate Municipal Fund was $94,401.

WM Shareholder Services, Inc. (the "Transfer Agent"), an indirect wholly owned subsidiary of Washington Mutual, serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.71, $1.89 and $1.89 for Class A, Class B and Class C shareholder accounts for the Equity Funds, Fixed-Income Funds and Municipal Funds, respectively. Class I shares are not subject to shareholder servicing fees. The Transfer Agent has voluntarily waived $15,383, $3,065 and $8 of its transfer agent fees for Class A, Class B and Class C shares of the Short Term Income Fund, respectively.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. These Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2002 are shown separately in the Statements of Operations.

4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $24,000 per annum plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 38 funds within the WM Group of Funds.

5.   DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the six months ended April 30, 2002, the Distributor received $414,644 representing commissions (front-end sales charges) on Class A and Class C shares and $1,378,122 representing CDSC fees from Class B and Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2002 were as follows:

        NAME OF FUND                           PURCHASES              SALES
        ------------                           ---------              -----
        Equity Income Fund ................   $180,028,051         $ 46,233,519
        Growth & Income Fund ..............    191,305,868          218,609,916
        West Coast Equity Fund ............    131,369,142           61,461,427
        Growth Fund .......................    791,998,689          675,006,583
        Mid Cap Stock Fund ................     66,670,527           40,766,839
        Small Cap Stock Fund ..............     45,093,927           26,719,249
        International Growth Fund .........     26,053,300           15,409,143
        Short Term Income Fund ............     23,479,080            5,761,018
        U.S. Government Securities Fund ...       --                     47,553
        Income Fund .......................    101,578,144           23,650,852
        High Yield Fund ...................    135,872,417           65,304,990
        Tax-Exempt Bond Fund ..............     53,411,677           59,614,478
        California Municipal Fund .........    128,964,576           94,451,293
        California Insured Intermediate
          Municipal Fund ..................     38,763,511           15,791,336

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2002, were as follows:

        NAME OF FUND                           PURCHASES              SALES
        ------------                           ---------              -----
        Equity Income Fund ................   $   --               $  1,431,887
        Short Term Income Fund ............      9,571,787            4,281,683
        U.S. Government Securities Fund ...    316,330,006          153,202,195
        Income Fund                             36,925,391           16,255,540

At April 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                               TAX BASIS            TAX BASIS
                                               UNREALIZED          UNREALIZED
        NAME OF FUND                          APPRECIATION        DEPRECIATION
        ------------                          ------------        ------------

        Equity Income Fund ................    $ 81,785,999        $ 33,521,645
        Growth & Income Fund ..............     266,162,131         101,509,088
        West Coast Equity Fund ............     258,470,123          84,707,881
        Growth Fund .......................      22,026,264          35,030,148
        Mid Cap Stock Fund ................      70,492,306          12,980,422
        Small Cap Stock Fund ..............      32,771,366         164,100,563
        International Growth Fund .........      16,301,708          25,526,731
        Short Term Income Fund ............       3,415,288             413,063
        U.S. Government Securities Fund ...      15,396,420             624,559
        Income Fund .......................      26,098,891          13,528,927
        High Yield Fund ...................      19,106,230          23,333,061
        Tax-Exempt Bond Fund ..............      17,604,381           1,017,438
        California Municipal Fund .........      18,362,340           2,357,261
        California Insured Intermediate
          Municipal Fund ..................       3,280,427             123,033

Information regarding dollar roll transactions by the U.S. Government Securities Fund is as follows:

    Maximum amount outstanding during
      the period ..........................     $55,463,894
    Average amount outstanding during
      the period* .........................      $7,047,898
    Average monthly shares outstanding
      during the period ...................      58,764,659
    Average debt per share outstanding
      during the period ...................           $0.12

* The average amount outstanding during the year was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the six months ended April 30, 2002.

7.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At April 30, 2002, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

8.   TRANSACTIONS WITH AFFILIATES

At April 30, 2002, the Portfolios held investments in a number of WM Group of Funds. The figures presented below represented the percentage of shares outstanding in each of the Underlying Funds owned by the Portfolios.

                                                                                 PORTFOLIOS
                                               ------------------------------------------------------------------------------
                                                STRATEGIC       CONSERVATIVE                      CONSERVATIVE       FLEXIBLE
                                                 GROWTH            GROWTH            BALANCED       BALANCED          INCOME
         UNDERLYING FUND                        PORTFOLIO         PORTFOLIO          PORTFOLIO      PORTFOLIO        PORTFOLIO
         ---------------                        ---------       ------------         ---------    ------------       ---------
         Equity Income Fund                       24.2%            39.8%               32.2%          1.0%              2.7%
         Growth & Income Fund                     26.3%            39.5%               29.8%          0.9%              3.4%
         West Coast Equity Fund                   27.8%            38.8%               30.2%          0.8%              2.3%
         Growth Fund                              25.3%            39.0%               32.2%          1.0%              2.5%
         Mid Cap Stock Fund                       32.2%            34.9%               28.5%          0.9%              3.6%
         Small Cap Stock Fund                     29.6%            38.7%               29.0%          0.7%              2.1%
         International Growth Fund                35.4%            38.9%               24.9%          0.8%              --
         Short Term Income Fund                    --               --                 65.0%          4.0%             31.0%
         U.S. Government Securities Fund           --              20.3%               54.7%          3.5%             21.6%
         Income Fund                               --              30.5%               45.8%          3.7%             20.0%
         High Yield Fund                           15.2%           27.4%               27.7%          1.6%              7.6%

9.   GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the California Municipal and California Insured Intermediate Municipal Funds' investments in California municipal securities. The California Municipal and California Insured Intermediate Municipal Funds are more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund is not intended as a complete investment program and could be adversely impacted by economic trends within this region.

Certain Funds may invest a portion of their assets in foreign securities; developing or emerging markets countries enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


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                                                               WMGSAR (6/28/02)